UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4279

Securian Funds Trust
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota		55101-2098
(Address of principal executive offices)		(Zip code)

David M. Dimitri, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

ITEM 1.  SCHEDULE OF INVESTMENTS.

Filed herewith.

SFT Core Bond Fund (formerly SFT Advantus Bond Fund)

Investments in Securities

September 30, 2018

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (99.2%)
Government Obligations (30.3%)
Other Government Obligations (1.7%)
Provincial or Local Government Obligations (1.7%)
Douglas County Public Utility District No. 1, 5.450%, 09/01/40	$1,185,000	$1,342,712
Municipal Electric Authority of Georgia, 6.655%, 04/01/57	1,196,000	1,415,538
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,150,000	1,191,710
4.926%, 10/01/51	2,055,000	2,290,338
		6,240,298
U.S. Government Agencies and Obligations (28.6%)
Export-Import Bank of the United States (0.1%)
Tagua Leasing LLC, 1.732%, 09/18/24	527,658	504,573

Federal Home Loan Mortgage Corporation (FHLMC) (4.3%)
2.500%, 03/01/28	445,574	432,865
3.000%, 08/01/42	474,806	458,798
3.000%, 04/01/43	869,120	839,145
3.500%, 10/01/25	174,835	175,951
3.500%, 08/01/42	494,254	490,273
3.500%, 05/25/45	843,782	825,193
3.500%, 03/01/46	1,342,119	1,324,305
4.000%, 02/01/20	117,432	119,894
4.000%, 09/01/40	536,641	546,628
4.000%, 10/01/40	326,632	333,219
4.000%, 11/01/40	1,717,301	1,749,340
4.000%, 02/01/41	376,704	383,733
4.000%, 08/01/41	494,051	503,287
4.000%, 07/01/42	412,985	420,693
4.500%, 01/01/41	460,937	480,911
4.500%, 02/01/41	396,684	413,864
4.500%, 03/01/41	500,125	521,804
4.500%, 04/01/41	612,335	638,871
5.000%, 04/01/35	134,060	140,769
5.000%, 08/01/35	33,166	35,215
5.000%, 11/01/35	96,560	102,176
5.000%, 11/01/39	322,468	343,644
5.000%, 04/01/40	302,732	321,515
5.000%, 08/01/40	168,927	179,409
5.500%, 06/01/20	14,503	14,629
5.500%, 10/01/20	38,197	38,829
5.500%, 11/01/23	72,326	77,027
5.500%, 05/01/34	624,191	689,154
5.500%, 10/01/34	212,308	230,874
5.500%, 07/01/35	296,796	321,382
5.500%, 10/01/35	290,102	316,485
5.500%, 12/01/38	159,687	172,932
6.000%, 11/01/33	247,435	274,726
6.500%, 09/01/32	47,730	53,549
6.500%, 06/01/36	223,116	251,336
7.000%, 12/01/37	58,668	63,868
7.016%, 05/25/28 (1-Month USD LIBOR + 4.800%)(b)	1,500,000	1,753,388
		16,039,681
Federal National Mortgage Association (FNMA) (9.6%)
2.500%, 11/01/27	375,563	362,688
2.500%, 07/01/28	486,663	473,132
3.000%, 06/01/22	145,838	145,593
3.000%, 11/01/27	79,867	79,364
3.000%, 10/16/33 (c)	4,380,000	4,325,665
3.000%, 04/01/43	557,430	538,054
3.000%, 06/01/43	284,144	274,298
3.000%, 09/01/43	688,651	664,637
3.500%, 11/01/25	226,357	227,983
3.500%, 01/01/26	235,081	236,769

See accompanying notes to investments in securities.

3.500%, 11/01/40	$419,555	$416,122
3.500%, 01/01/41	352,192	349,341
3.500%, 02/01/41	263,949	261,812
3.500%, 04/01/41	400,342	397,065
3.500%, 11/01/41	2,228,008	2,209,966
3.500%, 01/01/42	2,048,051	2,031,558
3.500%, 04/01/42	2,201,930	2,184,188
3.500%, 08/01/42	1,538,319	1,525,862
3.500%, 01/01/43	349,885	347,054
3.500%, 05/01/43	1,141,926	1,132,700
3.500%, 05/01/45	1,309,942	1,294,668
3.500%, 10/01/45	661,355	653,643
4.000%, 04/01/41	1,226,722	1,250,161
4.000%, 08/01/41	384,181	390,854
4.000%, 09/01/41	595,681	606,330
4.000%, 04/01/44	2,417,564	2,447,708
4.000%, 08/01/44	265,361	268,833
4.500%, 05/01/35	121,528	126,073
4.500%, 07/01/35	375,243	388,982
4.500%, 06/01/39	202,923	211,352
4.500%, 04/01/41	1,614,117	1,685,598
4.500%, 07/01/41	1,447,183	1,505,581
5.000%, 07/01/23	67,904	71,284
5.000%, 11/01/33	48,762	51,766
5.000%, 05/01/34	15,694	16,662
5.000%, 12/01/34	209,862	222,801
5.000%, 08/01/35	66,947	71,016
5.000%, 04/01/38	173,886	185,590
5.000%, 12/01/39	274,962	293,883
5.000%, 04/01/41	286,278	304,589
5.500%, 04/01/33	406,896	442,367
5.500%, 12/01/33	85,193	92,728
5.500%, 01/01/34	122,791	132,640
5.500%, 02/01/34	134,169	145,450
5.500%, 03/01/34	258,274	283,439
5.500%, 04/01/34	110,124	118,817
5.500%, 09/01/34	47,888	51,619
5.500%, 02/01/35	132,907	142,177
5.500%, 04/01/35	257,848	278,755
5.500%, 06/01/35	33,271	35,498
5.500%, 08/01/35	120,124	129,721
5.500%, 10/01/35	339,974	372,581
5.500%, 11/01/35	78,805	85,012
5.500%, 12/01/39	101,888	110,714
6.000%, 08/01/23	49,883	51,216
6.000%, 10/01/32	246,881	272,718
6.000%, 11/01/32	202,531	223,719
6.000%, 03/01/33	254,623	281,228
6.000%, 04/01/33	10,197	11,013
6.000%, 12/01/33	88,808	97,710
6.000%, 08/01/37	40,482	44,494
6.000%, 10/01/38	186,843	207,754
6.500%, 12/01/31	73,338	81,826
6.500%, 02/01/32	25,171	27,833
6.500%, 04/01/32	103,343	114,237
6.500%, 05/01/32	25,416	27,865
6.500%, 07/01/32	86,593	97,176
6.500%, 08/01/32	122,396	135,389
6.500%, 09/01/32	81,598	89,941
6.500%, 10/01/32	120,797	132,729
6.500%, 11/01/37	64,792	71,367
7.000%, 07/01/31	67,867	76,660
7.000%, 09/01/31	129,626	146,607
7.000%, 11/01/31	196,520	217,040
7.000%, 02/01/32	33,131	36,148
7.000%, 03/01/32	20,215	23,060
7.000%, 07/01/32	65,203	71,872

See accompanying notes to investments in securities.

7.500%, 04/01/31	$70,265	$76,003
7.500%, 05/01/31	21,706	23,631
		35,291,979
Government National Mortgage Association (GNMA) (2.1%)
0.013%, 06/17/45 (b)(d)	239,618	124
3.000%, 03/15/45	1,022,688	991,584
3.000%, 03/20/45	850,441	827,142
3.000%, 04/15/45	1,477,058	1,432,135
3.250%, 11/20/35	349,060	344,498
3.500%, 10/20/43	629,044	629,073
3.500%, 02/20/45	409,146	407,904
3.500%, 03/20/45	446,587	445,231
3.500%, 04/20/46	962,807	957,856
3.750%, 03/20/46	684,248	688,650
5.000%, 12/15/39	27,633	29,506
5.000%, 01/15/40	441,439	462,694
5.500%, 07/15/38	186,795	200,366
5.500%, 10/15/38	251,903	280,111
8.500%, 10/15/22	9,442	9,467
		7,706,341
U.S. Treasury (12.5%)
U.S. Treasury Bond
3.125%, 05/15/48	9,880,000	9,748,395
5.375%, 02/15/31 (e)	5,115,000	6,320,821
U.S. Treasury Note
2.500%, 01/31/25	430,000	417,621
2.750%, 08/15/21	2,025,000	2,017,485
2.750%, 07/31/23	15,430,000	15,293,179
2.750%, 08/31/23	3,310,000	3,281,038
2.750%, 02/28/25	2,415,000	2,380,001
2.750%, 08/31/25	3,000,000	2,950,664
2.875%, 08/15/28	3,675,000	3,618,440
		46,027,644
Total government obligations (cost: $111,757,719)		111,810,516

Asset-Backed Securities (12.8%)
AXIS Equipment Finance Receivables IV LLC, 3.240%, 12/20/23 (f)	2,149,999	2,138,729
Bank of The West Auto Trust, 3.210%, 04/15/25 (g)	743,000	723,216
CarMax Auto Owner Trust
2.160%, 08/16/21	1,300,000	1,285,205
2.950%, 11/15/23	1,600,000	1,567,959
Chesapeake Funding II LLC, 3.570%, 04/15/30 (g)	1,200,000	1,189,991
Commonbond Student Loan Trust, 2.550%, 05/25/41 (g)	616,743	596,102
Commonbond Student Loan Trust 2018-A-GS, 2.716%, 02/25/44 (1-Month USD LIBOR + 0.50%)(b)(g)	1,390,366	1,392,319
CountryPlace Manufactured Housing Contract Trust, 5.200%, 12/15/35 (b)(g)	1,305,760	1,338,787
Countrywide Asset-Backed Certificates, 5.934%, 05/25/37 (b)	1,373,279	1,402,620
DT Auto Owner Trust 2015-3, 4.530%, 10/17/22 (g)	488,199	492,133
Earnest Student Loan Program LLC
3.020%, 05/25/34 (g)	786,236	778,591
2.720%, 01/25/41 (g)	568,197	557,921
Exeter Automobile Receivables Trust 2015-3, 6.550%, 10/17/22 (g)	2,000,000	2,077,640
Exeter Automobile Receivables Trust 2016-2, 8.250%, 04/17/23 (g)	1,800,000	1,919,136
FAN Engine Securitization, Ltd., 3.000%, 10/15/19 (f)(h)(i)	144,467	143,955
Foursight Capital Automobile Receivables Trust, 3.710%, 01/18/22 (g)	1,200,000	1,184,553
GM Financial Consumer Automobile Receivables Trust, 2.770%, 07/17/23	650,000	635,102
Home Partners of America 2018-1 Trust, 3.058%, 07/17/37 (b)(g)	2,205,971	2,202,887
Invitation Homes 2018-SFR1 Trust
3.408%, 03/17/37 (1-Month USD LIBOR + 1.25%)(b)(g)	3,000,000	2,999,994
3.608%, 03/17/37 (1-Month USD LIBOR + 1.45%)(b)(g)	700,000	699,204
Invitation Homes 2018-SFR3 Trust
3.158%, 07/17/37 (1-Month USD LIBOR +1.00%)(b)(g)	1,498,607	1,507,657
3.808%, 07/17/37 (1-Month USD LIBOR + 1.65%)(b)(g)	1,500,000	1,511,536
Invitation Homes Trust, 3.438%, 06/17/37 (1-Month USD LIBOR + 1.28%) (b)(g)	1,500,000	1,501,769
PFS Financing Corp., 2.463%, 02/15/22 (1-Month USD LIBOR + 0.40%)(b)(f)	2,500,000	2,499,793
Progress Residential Trust, 3.565%, 08/17/34 (g)	1,050,000	1,021,849
Sofi Professional Loan Program 2017-F LLC, 2.840%, 01/25/41 (g)	1,500,000	1,454,181

See accompanying notes to investments in securities.

Sofi Professional Loan Program 2018-A LLC, 2.950%, 02/25/42 (g)	$1,200,000	$1,167,461
Towd Point Mortgage Trust
4.403%, 11/25/57 (b)(g)	2,600,000	2,685,338
3.750%, 04/25/55 (b)(g)	805,000	779,755
3.000%, 06/25/58 (b)(g)	3,457,893	3,354,611
Volvo Financial Equipment LLC Series 2018-1, 3.060%, 12/15/25 (g)	1,000,000	987,395
Westlake Automobile Receivables Trust 2018-1, 2.920%, 05/15/23 (g)	3,000,000	2,972,997
Wheels SPV 2 LLC, 1.870%, 05/20/25 (g)	450,000	445,252
Total asset-backed securities (cost: $47,571,958)		47,215,638

Other Mortgage-Backed Securities (11.0%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (4.1%)
Bellemeade Re 2018-1, Ltd., 3.816%, 04/25/28 (b)(g)(h)	2,250,000	2,261,280
COLT 2018-3 Mortgage Loan Trust, 3.692%, 10/26/48 (b)(f)	1,950,000	1,953,459
Credit-Based Asset Servicing and Securitization LLC, 6.250%, 10/25/36 (g)(j)	128,697	128,798
CSMC Trust, 3.500%, 06/25/47 (b)(g)	2,025,000	1,909,405
GS Mortgage-Backed Securities Trust, 3.119%, 07/25/44 (b)(g)	2,437,926	2,359,643
JPMorgan Mortgage Trust, 3.978%, 11/25/33 (b)	161,014	158,250
Mellon Residential Funding Corp., 6.750%, 06/25/28	6,185	6,238
PSMC Trust, 3.500%, 02/25/48 (b)(g)	3,489,861	3,437,649
Seasoned Credit Risk Transfer Trust
4.000%, 07/25/56 (b)(g)	2,030,000	2,016,147
4.000%, 08/25/56 (b)(g)	1,000,000	967,486
		15,198,355
Commercial Mortgage-Backed Securities (6.9%)
Banc of America Re-Remic Trust, 4.325%, 08/15/46 (b)(g)	1,350,000	1,357,461
BB-UBS Trust, 4.160%, 11/05/36 (b)(g)	500,000	493,165
Citigroup Commercial Mortgage Trust 2018-TBR, 2.988%, 12/15/36 (1-Month USD LIBOR + 0.83%)(b)(f)	4,000,000	4,000,002
Hometown Commercial Mortgage, 6.057%, 06/11/39 (f)	28,292	17,397
JPMCC Commercial Mortgage Securities Trust, 3.723%, 03/15/50	1,000,000	993,593
Morgan Stanley Capital I Trust, 3.451%, 08/05/34 (g)	550,000	542,764
One Market Plaza Trust, 3.614%, 02/10/32 (g)	2,000,000	1,988,058
UBS Commercial Mortgage Trust
3.580%, 12/15/50	3,000,000	2,937,823
3.724%, 06/15/50	4,000,000	3,898,658
4.061%, 12/15/50 (b)	1,505,000	1,498,351
Vornado DP LLC, 4.004%, 09/13/28 (g)	1,475,000	1,499,918
Wells Fargo Commercial Mortgage Trust
2.814%, 08/15/49	2,165,000	2,006,409
2.908%, 12/15/34 (b)(f)	1,500,000	1,500,000
3.184%, 04/15/50	1,544,000	1,499,322
3.637%, 06/15/48	1,280,000	1,273,582
		25,506,503
Total other mortgage-backed securities (cost: $41,847,150)		40,704,858

Corporate Obligations (45.1%)
Communications (1.6%)
Telecommunication (0.9%)
Crown Castle Towers LLC, 3.222%, 05/15/42 (g)	1,950,000	1,907,568
Verizon Communications, Inc., 3.414%, 05/15/25 (3-Month USD LIBOR + 1.10%) (b)	1,500,000	1,513,012
		3,420,580
Telephone — Integrated (0.7%)
AT&T, Inc., 4.500%, 03/09/48	2,750,000	2,399,614

Consumer Cyclical (2.0%)
Airlines (0.4%)
US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	1,171,941	1,198,137

Auto/Truck Parts & Equipment-Original (1.6%)
General Motors Financial Co., Inc.
2.400%, 05/09/19	1,675,000	1,670,611
3.189%, 04/09/21 (3-Month USD LIBOR + 0.85%) (b)	1,650,000	1,656,303
Hyundai Capital America, 3.750%, 07/08/21 (g)	2,675,000	2,660,221
		5,987,135

See accompanying notes to investments in securities.

Consumer, Non-cyclical (2.6%)
Beverages (0.8%)
Bacardi, Ltd., 5.300%, 05/15/48 (g)(h)	$3,000,000	$2,941,554

Consumer Products — Miscellaneous (0.2%)
Newell Brands, Inc., 5.000%, 11/15/23	860,000	869,643

Drugstore Chains (1.3%)
CVS Pass-Through Trust
5.298%, 01/11/27 (g)	1,124,348	1,150,455
5.880%, 01/10/28	382,840	402,756
6.036%, 12/10/28	2,280,225	2,431,849
6.943%, 01/10/30	570,143	636,379
		4,621,439
Health Care Providers & Services (0.3%)
Halfmoon Parent, Inc., 4.125%, 11/15/25 (g)	1,285,000	1,281,338

Energy (4.4%)
Oil, Gas & Consumable Fuels (0.7%)
Marathon Petroleum Corp., 5.850%, 12/15/45	2,270,000	2,385,539

Pipelines (3.7%)
Cheniere Energy Partners L.P., 5.250%, 10/01/25	2,000,000	2,002,460
Energy Transfer Partners L.P., 6.250%, 02/15/23 (b)	1,810,000	1,742,125
Enterprise Products Operating LLC, 5.099%, 06/01/67 (3-Month USD LIBOR + 2.778%)(b)	2,180,000	2,169,159
EQT Midstream Partners L.P., 6.500%, 07/15/48	2,125,000	2,252,346
Sunoco Logistics Partners Operations L.P.
5.400%, 10/01/47	850,000	840,792
6.850%, 02/15/40	2,150,000	2,404,203
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	1,850,000	2,335,553
		13,746,638
Financial (15.4%)
Banks (10.1%)
Bank of America Corp.
3.111%, 02/05/26 (3-Month USD LIBOR + 0.77%)(b)	4,000,000	3,932,251
4.271%, 07/23/28 (3-Month USD LIBOR + 1.310%)(b)	1,225,000	1,223,523
Barclays PLC, 3.956%, 01/10/23 (3-Month USD LIBOR + 1.625%)(b)(h)	3,300,000	3,354,200
Citigroup, Inc.
4.400%, 06/10/25	1,500,000	1,500,250
4.650%, 07/23/48	1,600,000	1,618,146
Citizens Bank NA/Providence, 3.336%, 03/29/23 (3-Month USD LIBOR + 0.95%)(b)	3,150,000	3,153,875
Compass Bank
3.500%, 06/11/21	850,000	845,705
3.875%, 04/10/25	2,500,000	2,398,774
Discover Bank
3.450%, 07/27/26	1,900,000	1,767,929
8.700%, 11/18/19	322,000	339,434
HSBC Holdings PLC, 3.262%, 03/13/23 (3-Month USD LIBOR + 1.055%)(b)(h)	1,875,000	1,837,132
JPMorgan Chase & Co.
5.000%, 07/01/19 (3-Month USD LIBOR + 3.320%)(b)	1,700,000	1,712,750
5.809%, 10/30/18 (3-Month USD LIBOR + 3.470%) (b)	1,500,000	1,506,375
Morgan Stanley
3.125%, 07/27/26	800,000	745,327
3.563%, 05/08/24 (3-Month USD LIBOR + 1.220%)(b)	3,600,000	3,658,537
5.450%, 07/15/19 (3-Month USD LIBOR + 3.610%)(b)	1,870,000	1,891,505
5.500%, 07/28/21	740,000	778,965
Synovus Financial Corp., 3.125%, 11/01/22	2,580,000	2,477,884
US Bancorp, 5.300%, 04/15/27 (3-Month USD LIBOR + 2.914%)(b)	800,000	798,000
Wells Fargo & Co., 3.000%, 10/23/26	1,100,000	1,020,744
ZB NA, 3.500%, 08/27/21	650,000	646,244
		37,207,550
Diversified Financial Services (1.2%)
Block Financial LLC, 4.125%, 10/01/20	2,050,000	2,069,241
The Charles Schwab Corp., 4.625%, 03/01/22 (3-Month USD LIBOR + 3.315%)(b)	2,200,000	2,211,000
		4,280,241

See accompanying notes to investments in securities.

Insurance (3.0%)
AXA Equitable Holdings, Inc., 5.000%, 04/20/48 (g)	$2,270,000	$2,120,453
Liberty Mutual Group, Inc., 5.239%, 03/15/37 (3-Month USD LIBOR + 2.905%)(b)(g)	3,250,000	3,168,750
Nuveen Finance LLC, 4.125%, 11/01/24 (g)	1,150,000	1,137,148
Teachers Insurance & Annuity Association of America, 4.270%, 05/15/47 (g)	2,500,000	2,425,343
Unum Group, 5.750%, 08/15/42	1,975,000	2,070,328
		10,922,022
Real Estate Investment Trust — Health Care (0.6%)
Ventas Realty L.P., 3.100%, 01/15/23	2,500,000	2,427,555

Real Estate Investment Trust — Office Property (0.5%)
SL Green Operating Partnership L.P., 3.323%, 08/16/21 (3-Month USD LIBOR + 0.98%) (b)	2,000,000	2,002,415

Health Care (1.5%)
Health Care Providers & Services (0.8%)
NYU Langone Hospitals, 4.428%, 07/01/42	1,480,000	1,477,894
Sinai Health System, 3.034%, 01/20/36	1,405,000	1,333,335
		2,811,229
Medical Products/Supplies (0.7%)
Bio-Rad Laboratories, Inc., 4.875%, 12/15/20	2,700,000	2,772,272

Industrials (1.7%)
Aerospace & Defense (0.3%)
Spirit AeroSystems, Inc., 3.950%, 06/15/23	925,000	920,760

Electrical Equipment (0.4%)
Keysight Technologies, Inc., 3.300%, 10/30/19	1,500,000	1,499,313

Machinery (0.5%)
Wabtec Corp., 3.382%, 09/15/21 (3-Month USD LIBOR + 1.05%) (b)	1,925,000	1,928,925

Trucking & Leasing (0.5%)
GATX Corp., 4.550%, 11/07/28	2,000,000	1,995,404

Technology (0.8%)
Computers (0.8%)
Dell International LLC/EMC Corp., 5.450%, 06/15/23 (g)	980,000	1,219,860
Dell International LLC/EMC Corp., 8.350%, 07/15/46 (g)	1,790,000	1,882,426
		3,102,286
Transportation (7.2%)
Airlines (6.1%)
Air Canada 2015 -1 Class C Pass Through Trust, 5.000%, 03/15/20 (g)(h)	2,600,000	2,616,250
Air Canada 2017-1 Class A Pass Through Trust, 3.550%, 07/15/31 (g)(h)	2,175,000	2,075,021
America West Airlines 2000-1 Pass Through Trust, 8.057%, 01/02/22	509,366	543,061
American Airlines 2013-1 Class B Pass Through Trust, 5.625%, 07/15/22 (g)	1,698,364	1,729,869
American Airlines 2013-2 Class B Pass Through Trust, 5.600%, 01/15/22 (g)	1,357,840	1,381,603
American Airlines 2015-1 Class B Pass Through Trust, 3.700%, 11/01/24	1,553,040	1,522,786
American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/25	444,764	458,410
British Airways 2013-1 Class B Pass Through Trust, 5.625%, 12/20/21 (g)	268,299	271,653
Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 05/10/21	1,218,651	1,266,239
Continental Airlines 2012-1 Class B Pass Through Trust, 6.250%, 10/11/21	739,855	758,203
Delta Air Lines 2012-1 Class A Pass Through Trust, 4.750%, 11/07/21	397,651	404,606
Delta Air Lines 2012-1 Class B Pass Through Trust, 6.875%, 05/07/19 (g)	944,198	965,584
Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/25	1,473,019	1,470,002
Hawaiian Airlines 2013-1 Class B Pass Through Certificates, 4.950%, 07/15/23	2,057,467	2,062,610
United Airlines 2014-1 Class B Pass Through Trust, 4.750%, 10/11/23	507,346	509,457
United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/24	1,976,148	1,983,657
US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/22	1,337,341	1,410,360
Virgin Australia 2013-1A Pass Through Trust, 5.000%, 04/23/25 (g)(h)	739,691	749,862
Virgin Australia 2013-1B Pass Through Trust, 6.000%, 04/23/22 (g)(h)	267,818	270,496
		22,449,729
Transport — Rail (1.1%)
BNSF Funding Trust I, 6.613%, 12/15/55 (3-Month USD LIBOR + 2.350%)(b)	3,785,000	4,201,350

See accompanying notes to investments in securities.

Utilities (7.9%)
Electric Companies (0.5%)
Indianapolis Power & Light Co., 4.700%, 09/01/45 (g)	$1,900,000	$1,956,651

Electric Utilities (6.5%)
Avangrid, Inc., 3.150%, 12/01/24	1,925,000	1,834,962
Cleco Corporate Holdings LLC
3.743%, 05/01/26	1,125,000	1,061,965
4.973%, 05/01/46	1,000,000	983,305
El Paso Electric Co., 5.000%, 12/01/44	1,165,000	1,180,997
Entergy Mississippi, Inc., 3.250%, 12/01/27	1,100,000	1,037,800
Entergy Texas, Inc., 3.450%, 12/01/27	1,885,000	1,791,813
FirstEnergy Transmission LLC, 5.450%, 07/15/44 (g)	2,000,000	2,183,192
IPALCO Enterprises, Inc.
3.450%, 07/15/20	1,400,000	1,393,364
3.700%, 09/01/24	1,175,000	1,139,677
Mississippi Power Co., 3.031%, 03/27/20 (3-Month USD LIBOR + 0.65%)(b)	700,000	700,084
Pennsylvania Electric Co., 3.250%, 03/15/28 (g)	1,225,000	1,138,678
PPL Capital Funding, Inc., 5.051%, 03/30/67 (3-Month USD LIBOR + 2.665%)(b)	4,500,000	4,442,805
Southern Power Co., 4.950%, 12/15/46	2,450,000	2,412,677
The Cleveland Electric Illuminating Co., 3.500%, 04/01/28 (g)	1,000,000	943,195
WEC Energy Group, Inc., 4.426%, 05/15/67 (3-Month USD LIBOR + 2.113%)(b)	1,750,000	1,695,242
		23,939,756
Gas Utilities (0.9%)
Southern Co. Gas Capital Corp.
3.875%, 11/15/25	2,630,000	2,558,622
4.400%, 05/30/47	775,000	738,146
		3,296,768
Total corporate obligations (cost: $167,380,166)		166,565,843
Total long-term debt securities (cost: $368,556,993)		366,296,855

	Shares
Short-Term Securities (1.5%)
Investment Companies (1.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.970% (k)	5,506,888	5,506,888
Total short-term securities (cost: $5,506,888)		5,506,888
Total investments in securities (cost: $374,063,881) (l)		371,803,743
Liabilities in excess of cash and other assets (-0.7%)		(2,691,797)
Total net assets (100.0%)		$369,111,946

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Variable rate security.
(c)	Security is issued on a when-issued or forward commitment basis. As of September 30, 2018 the total cost of investments issued on a when-issued or forward commitment basis was $4,330,725.
(d)

Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2018, securities with an aggregate market value of $370,723 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
10 Year U.S. Ultra	December 2018	162	Short	(20,789,925)	$(20,412,000)	$377,925
5 Year U.S. Treasury Note	December 2018	208	Long	23,623,243	23,395,125	(228,118)
U.S. Long Bond	December 2018	248	Long	35,892,961	34,844,000	(1,048,961)
U.S. Ultra Bond	December 2018	98	Short	(15,683,517)	(15,119,563)	563,954
					$22,707,562	$(335,200)

(f)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program.  This security has been determined to be illiquid.

See accompanying notes to investments in securities.

(g)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(h)	Foreign security: The Fund held 4.4% of net assets in foreign securities at September 30, 2018.
(i)	These securities are being fair-valued according to procedures approved by the Board of Trustees.
(j)	Step rate security.
(k)	All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of September 30, 2018.
(l)	At September 30, 2018 the cost of investments for federal income tax purposes was $373,872,918. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

	Gross unrealized appreciation	$4,324,636
	Gross unrealized depreciation	(6,729,011)
	Net unrealized depreciation	$(2,404,375)

See accompanying notes to investments in securities.

SFT Dynamic Managed Volatility Fund

(formerly SFT Advantus Dynamic Managed Volatility Fund)

Investments in Securities

September 30, 2018

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (34.7%)
Government Obligations (0.4%)
U.S. Government Agencies and Obligations (0.4%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.2%)
3.000%, 09/01/43	$145,313	$140,371
3.500%, 10/01/44	242,793	240,236
3.500%, 11/01/44	240,395	237,665
3.500%, 12/01/44	251,867	248,902
		867,174
Federal National Mortgage Association (FNMA) (0.2%)
3.000%, 04/01/43	225,561	217,745
3.000%, 05/01/43	97,011	93,626
3.000%, 06/01/43	289,648	279,531
3.500%, 08/01/42	124,058	123,053
3.500%, 02/01/43	137,249	136,291
		850,246
Total government obligations (cost: $1,758,158)		1,717,420

Asset-Backed Securities (0.2%)
Longtrain Leasing III LLC 2015-1A Class A2, 4.060%, 01/15/45 (b)	1,000,000	990,663
Total asset-backed securities (cost: $999,588)		990,663

Other Mortgage-Backed Securities (0.3%)
Commercial Mortgage-Backed Securities (0.3%)
CSMC Mortgage Trust, 4.276%, 11/15/37 (c) (d)	1,000,000	998,708
Total other mortgage-backed securities (cost: $1,007,482)		998,708

Corporate Obligations (33.8%)
Basic Materials (0.2%)
Chemicals (0.2%)
Nutrien, Ltd., 3.000%, 04/01/25 (e)	1,000,000	921,081

Mining (0.0%)
BHP Billiton Finance USA, Ltd. 2.875%, 02/24/22 (e)	122,000	120,045

Communications (1.7%)
Cable/Satellite TV (0.4%)
Comcast Corp.
4.200%, 08/15/34 (f)	500,000	481,421
4.650%, 07/15/42	250,000	247,381
6.400%, 05/15/38	1,000,000	1,184,148
		1,912,950
Internet & Catalog Retail (0.2%)
Amazon.com, Inc., 3.875%, 08/22/37	1,000,000	979,050

Media (0.5%)
CBS Corp.
3.500%, 01/15/25	750,000	714,907
4.000%, 01/15/26	250,000	245,021
Viacom, Inc., 5.625%, 09/15/19	250,000	256,123
Warner Media LLC, 4.850%, 07/15/45	1,000,000	932,619
		2,148,670
Telecommunication (0.3%)
Crown Castle Towers LLC, 3.663%, 05/15/45 (c)	1,000,000	979,550
Vodafone Group PLC, 4.125%, 05/30/25 (e)	500,000	496,132
		1,475,682
Telephone — Integrated (0.2%)
AT&T, Inc., 4.100%, 02/15/28 (c)	803,000	779,574

See accompanying notes to investments in securities.

Wireless Communication Services (0.1%)
Rogers Communications, Inc., 4.100%, 10/01/23 (e)	$250,000	$254,102

Communication Services (0.5%)
Diversified Communication Services (0.5%)
AT&T, Inc.
4.350%, 06/15/45	250,000	215,368
4.500%, 05/15/35	1,000,000	934,264
Verizon Communications, Inc., 5.250%, 03/16/37	1,000,000	1,066,170
		2,215,802
Consumer Cyclical (1.3%)
Auto/Truck Parts & Equipment-Original (0.5%)
Ford Motor Co., 5.291%, 12/08/46	1,500,000	1,335,988
Harley-Davidson Financial Services, Inc., 3.550%, 05/21/21 (b)	575,000	572,299
		1,908,287
Food & Staples Retailing (0.2%)
The Kroger Co., 4.450%, 02/01/47	1,000,000	915,647

Home Furnishings (0.2%)
Harman International Industries, Inc., 4.150%, 05/15/25	1,000,000	985,224

Retail (0.4%)
AutoZone, Inc., 3.250%, 04/15/25	1,000,000	943,489
Target Corp., 3.500%, 07/01/24	750,000	758,008
		1,701,497
Consumer Staples (1.2%)
Beverages (0.1%)
The Coca-Cola Co., 3.200%, 11/01/23 (f)	500,000	495,996

Consumer Products — Miscellaneous (0.2%)
Johnson (S.C.) & Son, Inc., 3.350%, 09/30/24 (c)	750,000	734,109

Food Products (0.4%)
Archer-Daniels-Midland Co., 3.750%, 09/15/47	1,000,000	915,560
General Mills, Inc., 4.150%, 02/15/43	1,000,000	883,575
		1,799,135
Household Products (0.2%)
Kimberly-Clark Corp., 3.900%, 05/04/47	1,000,000	957,484

Personal Care (0.3%)
The Estee Lauder Cos., Inc., 4.150%, 03/15/47	1,000,000	1,003,107

Consumer, Non-cyclical (1.2%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/38	1,000,000	962,306

Commercial Service — Finance (0.1%)
Moody’s Corp., 4.875%, 02/15/24	250,000	261,303

Diagnostic Equipment (0.5%)
Abbott Laboratories
3.875%, 09/15/25	750,000	754,853
4.750%, 11/30/36	1,000,000	1,064,242
4.750%, 04/15/43	250,000	262,048
		2,081,143
Drugstore Chains (0.1%)
CVS Pass-Through Trust, 6.943%, 01/10/30	173,824	194,018

Food (0.2%)
Tyson Foods, Inc., 5.150%, 08/15/44	1,000,000	1,015,632

Pharmaceuticals (0.1%)
Novartis Capital Corp., 3.400%, 05/06/24 (f)	500,000	500,682

Energy (4.0%)
Oil & Gas (0.7%)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/27	1,000,000	940,135

See accompanying notes to investments in securities.

Cimarex Energy Co., 3.900%, 05/15/27	$1,000,000	$955,305
Valero Energy Corp., 4.350%, 06/01/28	1,000,000	1,007,279
		2,902,719
Oil, Gas & Consumable Fuels (1.2%)
Apache Corp., 3.250%, 04/15/22	143,000	140,765
Chevron Corp., 3.191%, 06/24/23 (f)	250,000	248,187
EOG Resources, Inc., 2.625%, 03/15/23	250,000	240,909
Marathon Petroleum Corp., 3.625%, 09/15/24	750,000	740,107
Noble Energy, Inc., 3.900%, 11/15/24	1,000,000	982,050
Phillips 66, 4.650%, 11/15/34	1,000,000	1,014,174
Total Capital International SA, 3.750%, 04/10/24 (e)	750,000	758,351
Valero Energy Corp., 3.650%, 03/15/25	1,000,000	977,941
		5,102,484
Pipelines (2.1%)
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.250%, 01/15/25	500,000	512,090
Columbia Pipeline Group, Inc., 4.500%, 06/01/25	1,000,000	1,010,994
Energy Transfer L.P., 4.900%, 03/15/35	1,000,000	940,249
Enterprise Products Operating LLC, 5.750%, 03/01/35	250,000	272,265
Florida Gas Transmission Co. LLC, 4.350%, 07/15/25 (c)	1,000,000	1,015,422
Kinder Morgan, Inc., 5.300%, 12/01/34	750,000	775,868
Magellan Midstream Partners L.P., 4.200%, 10/03/47	1,000,000	915,351
Plains All American Pipeline L.P./PAA Finance Corp., 3.850%, 10/15/23	250,000	246,187
Southern Natural Gas Co. LLC, 4.800%, 03/15/47 (c)	1,500,000	1,490,863
Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	1,000,000	996,707
Williams Partners L.P.
3.750%, 06/15/27	500,000	475,957
4.300%, 03/04/24	500,000	504,435
		9,156,388

Financial (10.7%)
Banks (4.8%)
Associated Banc-Corp., 4.250%, 01/15/25	750,000	746,188
Astoria Financial Corp., 3.500%, 06/08/20	1,000,000	996,653
Bank of America Corp.
3.950%, 04/21/25	1,000,000	979,100
4.183%, 11/25/27	1,000,000	976,032
4.244%, 04/24/38 (3-Month USD LIBOR + 1.814%) (d)	1,000,000	976,242
5.700%, 01/24/22	250,000	267,820
Bank of Montreal, 2.375%, 01/25/19 (e)	250,000	249,817
Barclays Bank PLC, 2.650%, 01/11/21 (e)	1,000,000	980,337
Capital One Financial Corp.
4.250%, 04/30/25	1,500,000	1,493,864
4.750%, 07/15/21	250,000	258,118
Citigroup, Inc., 3.300%, 04/27/25	750,000	720,375
Credit Suisse Group Funding Guernsey, Ltd., 2.750%, 03/26/20 (e)	600,000	594,516
Discover Bank
3.100%, 06/04/20	1,000,000	993,702
4.250%, 03/13/26	500,000	492,421
Fifth Third Bank, 3.950%, 07/28/25	1,000,000	998,795
HSBC Bank USA NA, 4.875%, 08/24/20	250,000	256,411
JPMorgan Chase & Co.
3.125%, 01/23/25	1,000,000	959,269
4.500%, 01/24/22	250,000	257,718
KeyBank NA, 3.180%, 10/15/27	1,000,000	985,296
PNC Bank NA
2.450%, 07/28/22	1,000,000	962,508
3.800%, 07/25/23	250,000	249,782
4.050%, 07/26/28	1,000,000	1,000,786
Regions Financial Corp., 3.800%, 08/14/23	2,000,000	1,989,551
SunTrust Bank, 2.750%, 05/01/23	250,000	240,849
Synchrony Bank, 3.000%, 06/15/22	1,000,000	958,592
The Goldman Sachs Group, Inc., 3.850%, 01/26/27	1,000,000	970,190
		20,554,932
Capital Markets (0.4%)
E*TRADE Financial Corp., 2.950%, 08/24/22	1,000,000	967,106

See accompanying notes to investments in securities.

The Bank of New York Mellon Corp., 3.442%, 02/07/28 (3-Month USD LIBOR + 1.069%) (d)	$1,000,000	$967,800
		1,934,906
Diversified Financial Services (1.1%)
American Express Credit Corp., 3.300%, 05/03/27	1,000,000	960,927
CME Group, Inc., 3.000%, 03/15/25	1,000,000	963,666
Discover Financial Services, 3.750%, 03/04/25	1,000,000	953,242
Eaton Vance Corp., 3.500%, 04/06/27	1,000,000	959,368
TD Ameritrade Holding Corp., 2.950%, 04/01/22	700,000	686,502
		4,523,705
Insurance (1.9%)
American Financial Group, Inc., 4.500%, 06/15/47	1,000,000	932,782
Assured Guaranty US Holdings, Inc., 5.000%, 07/01/24	500,000	515,482
First American Financial Corp., 4.600%, 11/15/24	750,000	749,372
Liberty Mutual Group, Inc., 4.250%, 06/15/23 (c)	750,000	758,343
Manulife Financial Corp., 4.150%, 03/04/26 (e)	750,000	756,514
Marsh & McLennan Cos., Inc., 4.350%, 01/30/47	1,000,000	955,808
Metropolitan Life Global Funding I, 3.875%, 04/11/22 (c)	250,000	252,750
Old Republic International Corp., 4.875%, 10/01/24	750,000	771,618
Pacific Life Insurance Co., 4.300%, 10/24/67 (3-Month USD LIBOR + 2.796%) (c) (d)	1,000,000	899,210
StanCorp Financial Group, Inc., 5.000%, 08/15/22	750,000	777,195
The Hanover Insurance Group, Inc., 4.500%, 04/15/26	1,000,000	996,285
		8,365,359
Property / Casualty Insurance (0.2%)
Arch Capital Finance LLC, 4.011%, 12/15/26	1,000,000	987,779

Real Estate Investment Trust — Diversified (0.2%)
Retail Properties of America, Inc., 4.000%, 03/15/25	1,000,000	932,351

Real Estate Investment Trust — Health Care (0.7%)
Healthcare Realty Trust, Inc., 3.875%, 05/01/25	1,000,000	970,333
Healthcare Trust of America Holdings L.P., 3.750%, 07/01/27	1,000,000	941,692
Physicians Realty L.P., 4.300%, 03/15/27	1,000,000	963,166
		2,875,191
Real Estate Investment Trust — Office Property (0.1%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	500,000	497,832

Real Estate Investment Trust — Residential (0.2%)
UDR, Inc., 4.000%, 10/01/25	750,000	747,979

Real Estate Investment Trust — Shopping Centers (0.1%)
Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/23	250,000	248,772

Real Estate Investment Trust — Single Tenant (0.3%)
Select Income REIT, 4.500%, 02/01/25	750,000	719,207
Tanger Properties L.P., 3.875%, 12/01/23	500,000	487,115
		1,206,322
Real Estate Investment Trust — Storage (0.1%)
CubeSmart L.P., 4.375%, 12/15/23	500,000	508,471

Specialized REITs (0.6%)
American Tower Corp., 3.375%, 10/15/26	1,000,000	931,359
Essex Portfolio L.P., 3.500%, 04/01/25	1,000,000	966,272
Goodman US Finance Four LLC, 4.500%, 10/15/37 (b)	500,000	479,714
HCP, Inc., 4.250%, 11/15/23	250,000	250,617
		2,627,962
Health Care (2.4%)
Biotechnology (0.3%)
Amgen, Inc., 5.700%, 02/01/19	250,000	252,632
Celgene Corp., 3.875%, 08/15/25	1,000,000	985,135
		1,237,767
Health Care Providers & Services (0.8%)
Aetna, Inc., 3.875%, 08/15/47	1,000,000	881,839
Anthem, Inc., 4.375%, 12/01/47	1,000,000	948,361
Laboratory Corp. of America Holdings, 4.000%, 11/01/23	250,000	251,585
UnitedHealth Group, Inc.
2.750%, 02/15/23	250,000	242,485

See accompanying notes to investments in securities.

3.750%, 07/15/25 (f)	$1,000,000	$1,004,755
		3,329,025
Pharmaceuticals (1.3%)
AbbVie, Inc., 3.600%, 05/14/25	1,000,000	967,869
Allergan Funding SCS, 3.800%, 03/15/25 (e)	670,000	656,093
Bristol-Myers Squibb Co., 3.250%, 11/01/23	500,000	497,299
Cardinal Health, Inc., 3.750%, 09/15/25	1,000,000	962,678
Eli Lilly & Co., 3.950%, 05/15/47	1,000,000	991,243
Mead Johnson Nutrition Co., 5.900%, 11/01/39	1,000,000	1,186,142
Mylan, Inc., 4.200%, 11/29/23	500,000	494,564
		5,755,888
Industrials (4.7%)
Aerospace & Defense (1.1%)
General Dynamics Corp., 3.500%, 05/15/25	1,000,000	998,591
Harris Corp., 3.832%, 04/27/25	1,000,000	980,790
Rockwell Collins, Inc., 3.700%, 12/15/23	500,000	497,508
United Technologies Corp.
4.050%, 05/04/47	1,000,000	914,023
4.125%, 11/16/28	1,500,000	1,489,755
		4,880,667
Air Freight & Logistics (0.2%)
FedEx Corp., 4.400%, 01/15/47	1,000,000	955,169

Building Products (0.2%)
CRH America Finance, Inc., 4.400%, 05/09/47 (c)	1,000,000	903,830

Containers & Packaging (0.2%)
Amcor Finance USA, Inc., 4.500%, 05/15/28 (c)	1,000,000	992,213

Electrical Equipment (0.2%)
Flex. Ltd., 4.750%, 06/15/25 (e)	1,000,000	1,005,153

Electronic Parts Distributions (0.3%)
Avnet, Inc., 3.750%, 12/01/21	1,500,000	1,495,580

Environmental Control (0.5%)
Republic Services, Inc., 3.950%, 05/15/28	1,000,000	993,873
Waste Management, Inc., 3.900%, 03/01/35	1,000,000	976,957
		1,970,830
Industrial Conglomerates (0.2%)
3M Co., 3.625%, 10/15/47	1,000,000	942,850

Machinery (0.2%)
Caterpillar Financial Services Corp., 3.750%, 11/24/23 (f)	750,000	755,602

Miscellaneous Manufacturing (0.5%)
Carlisle Cos., Inc., 3.750%, 12/01/27	1,000,000	947,743
Textron, Inc.
3.875%, 03/01/25	750,000	737,378
4.300%, 03/01/24	500,000	504,919
		2,190,040
Road & Rail (0.1%)
Kansas City Southern, 4.300%, 05/15/43	250,000	234,775

Tools-Hand Held (0.2%)
Stanley Black & Decker, Inc., 2.451%, 11/17/18	800,000	799,640

Transportation (0.3%)
Burlington Northern Santa Fe LLC, 3.750%, 04/01/24	350,000	353,950
Penske Truck Leasing Co. L.P. / PTL Finance Corp., 3.900%, 02/01/24 (c)	1,000,000	986,411
		1,340,361
Trucking & Leasing (0.5%)
GATX Corp.
3.250%, 03/30/25	1,000,000	935,693
4.550%, 11/07/28	1,000,000	997,702
		1,933,395

See accompanying notes to investments in securities.

Information Technology (1.5%)
Communications Equipment (0.4%)
Juniper Networks, Inc., 4.500%, 03/15/24	$500,000	$508,452
QUALCOMM, Inc., 4.650%, 05/20/35	1,000,000	1,015,491
		1,523,943
Computers (0.2%)
Apple, Inc., 4.375%, 05/13/45 (f)	1,000,000	1,039,747

Interactive Media & Services (0.2%)
eBay, Inc., 3.450%, 08/01/24	750,000	731,648

IT Services (0.3%)
The Western Union Co., 3.350%, 05/22/19	500,000	501,039
Total System Services, Inc., 4.800%, 04/01/26	750,000	771,738
		1,272,777
Software (0.4%)
Fiserv, Inc., 3.850%, 06/01/25	1,000,000	991,241
Oracle Corp., 3.800%, 11/15/37	1,000,000	952,671
		1,943,912
Materials (0.9%)
Chemicals (0.7%)
The Dow Chemical Co., 3.500%, 10/01/24	750,000	734,033
The Mosaic Co., 5.450%, 11/15/33	200,000	204,034
The Sherwin-Williams Co., 3.950%, 01/15/26	1,000,000	989,992
Yara International ASA, 4.750%, 06/01/28 (b) (e)	1,000,000	1,006,736
		2,934,795
Construction Materials (0.2%)
Vulcan Materials Co., 4.500%, 06/15/47	1,000,000	895,456

Transportation (0.7%)
Airlines (0.5%)
American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/29	881,613	878,306
British Airways 2013-1 Class A Pass Through Trust, 4.625%, 12/20/25 (c) (e)	795,313	813,208
United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/27	200,622	204,399
		1,895,913
Transport — Rail (0.2%)
Norfolk Southern Corp., 3.850%, 01/15/24	500,000	505,156
Union Pacific Corp., 3.750%, 03/15/24	500,000	501,231
		1,006,387
Utilities (2.8%)
Electric Utilities (1.6%)
Ameren Illinois Co., 3.700%, 12/01/47	1,000,000	929,016
Arizona Public Service Co., 4.350%, 11/15/45	1,000,000	1,004,154
Duke Energy Progress LLC, 3.600%, 09/15/47	1,000,000	895,277
Entergy Louisiana LLC, 3.300%, 12/01/22	250,000	245,828
Northern States Power Co., 3.750%, 12/01/47	1,000,000	905,289
Oglethorpe Power Corp., 4.250%, 04/01/46	800,000	750,179
Oklahoma Gas & Electric Co., 4.150%, 04/01/47	1,000,000	953,167
PPL Capital Funding, Inc., 3.400%, 06/01/23	250,000	245,577
Southern California Edison Co., 4.000%, 04/01/47	1,000,000	939,300
		6,867,787
Electric — Integrated (0.1%)
Berkshire Hathaway Energy Co., 3.750%, 11/15/23	250,000	252,422

Gas Utilities (0.5%)
National Fuel Gas Co., 4.750%, 09/01/28	1,000,000	971,196
ONEOK, Inc., 4.000%, 07/13/27	500,000	483,480
Washington Gas Light Co., 3.796%, 09/15/46	1,000,000	932,169
		2,386,845
Multi-Utilities (0.3%)
Dominion Energy Gas Holdings LLC, 3.550%, 11/01/23	250,000	246,837
National Fuel Gas Co., 5.200%, 07/15/25	1,000,000	1,015,520
		1,262,357

See accompanying notes to investments in securities.

Water Utilities (0.3%)
American Water Capital Corp., 3.750%, 09/01/47	$1,000,000	$908,522
Aquarion Co., 4.000%, 08/15/24 (b)	500,000	500,747
		1,409,269
Total corporate obligations (cost: $149,312,770)		145,641,721
Total long-term debt securities (cost: $153,077,998)		149,348,512

	Shares/ Principal
Mutual Funds (43.6%)
Investment Companies (43.6%)
iShares iBoxx $ Investment Grade Corporate Bond ETF	$44,500	$5,114,385
SFT Index 500 Fund (g)	14,224,618	166,903,943
SPDR S&P 500 ETF Trust (f)	36,170	10,515,342
Vanguard S&P 500 ETF	20,175	5,387,734
Total mutual funds (cost: $123,653,386)		187,921,404

Short-Term Securities (20.0%)
Investment Companies (20.0%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.970%	86,380,263	86,380,263
Total short-term securities (cost: $86,380,263)		86,380,263
Total investments excluding purchased options (98.4%) (cost: $363,111,647)		423,650,179
Total purchased options outstanding (0.0%) (cost: $174,812)		72,750
Total investments in securities (cost: $363,286,459) (h)		423,722,929
Cash and other assets in excess of liabilities (1.6%)		7,101,429
Total net assets (100.0%)		$430,824,358

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be illiquid.

(c)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(d)	Variable rate security.
(e)	Foreign security: The Fund held 2.0% of net assets in foreign securities at September 30, 2018.
(f)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2018, securities with an aggregate market value of $11,687,882 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
10 Year U.S. Treasury Note	December 2018	200	Short	(24,044,698)	$(23,756,250)	$288,448
S&P Mid 500® Index Future	December 2018	193	Long	139,672,299	140,841,750	1,169,451
S&P Mid 500® E-Mini Index Future	December 2018	140	Long	20,263,575	20,433,000	169,425
					$137,518,500	$1,627,324

(g)	Affiliated security.
(h)	At September 30, 2018 the cost of investments for federal income tax purposes was $364,837,330. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

	Gross unrealized appreciation	$64,856,977
	Gross unrealized depreciation	(4,344,054)
	Net unrealized appreciation	$60,512,923

See accompanying notes to investments in securities.

Call Options Purchased:

The Fund had the following call options open at September 30, 2018:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
SPX Volatility Index	$20	October 2018	2,425	$242,500	$72,750

See accompanying notes to investments in securities.

SFT Government Money Market Fund

(formerly SFT Advantus Government Money Market Fund)

Investments in Securities

September 30, 2018

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Short-Term Investments (100.2%)
U.S. Government Obligations (99.3%)
Discount Notes (57.1%)
Federal Home Loan Bank
2.007%, 10/12/18 (b)	$10,000,000	$9,993,980
2.023%, 10/19/18 (b)	6,500,000	6,493,549
2.115%, 11/21/18 (b)	9,000,000	8,973,544
2.115%, 11/02/18 (b)	4,000,000	3,992,604
2.160%, 11/02/18 (b)	5,500,000	5,489,611
2.171%, 11/16/18 (b)	3,700,000	3,689,911
		38,633,199
U.S. Treasury (42.2%)
U.S. Treasury Bill
2.065%, 11/29/18	5,000,000	4,983,444
U.S. Treasury Note
2.262%, 04/30/19 (3-Month U.S. Treasury Money Market Yield + 0.070%)(c)	10,000,000	10,008,106
2.332%, 01/31/19 (3-Month U.S. Treasury Money Market Yield + 0.140%)(c)	10,000,000	10,006,650
2.362%, 10/31/18 (3-Month U.S. Treasury Money Market Yield + 0.170%)(c)	3,500,000	3,500,687
		28,498,887
Total U.S. government obligations		67,132,086

	Shares
Investment Companies (0.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.970%	602,324	$602,324
		602,324
Total short-term investments (cost: $67,734,410)		67,734,410
Total investments in securities (cost: $67,734,410) (d)		67,734,410
Liabilities in excess of cash and other assets (-0.2%)		(147,901)
Total net assets (100.0%)		$67,586,509

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Rate represents annualized yield at date of purchase.

(c)          Variable rate security.

(d)         Also represents the cost of investments for federal income tax purposes at September 30, 2018.

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

(formerly SFT Advantus Index 400 Mid-Cap Fund)

Investments in Securities

September 30, 2018

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.1%)
Communication Services (0.4%)
Electric Utilities (0.2%)
ALLETE, Inc.	6,272	$470,463

Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	11,275	343,098

Consumer Discretionary (13.0%)
Auto Components (0.9%)
Adient PLC (b)	10,633	417,983
Dana, Inc.	17,699	330,440
Delphi Technologies PLC (b)	10,872	340,946
Gentex Corp.	32,929	706,657
Visteon Corp. (c)	3,590	333,511
		2,129,537
Automobiles (0.2%)
Thor Industries, Inc.	6,136	513,583

Distributors (0.4%)
Pool Corp.	4,944	825,055

Diversified Consumer Services (1.0%)
Adtalem Global Education, Inc. (c)	7,338	353,692
Graham Holdings Co. - Class B	558	323,249
Service Corp. International/US	22,085	976,157
Sotheby’s (c)	4,391	215,993
Weight Watchers International, Inc. (c)	4,731	340,585
		2,209,676
Hotels, Restaurants & Leisure (3.6%)
Boyd Gaming Corp.	9,898	335,047
Brinker International, Inc.	4,998	233,557
Churchill Downs, Inc.	1,493	414,606
Cracker Barrel Old Country Store, Inc.	2,955	434,769
Domino’s Pizza, Inc.	5,128	1,511,734
Dunkin’ Brands Group, Inc.	10,212	752,829
Eldorado Resorts, Inc. (c)	7,954	386,564
International Speedway Corp. - Class A	2,935	128,553
Jack in the Box, Inc.	3,337	279,741
Marriott Vacations Worldwide Corp.	5,015	560,426
Papa John’s International, Inc.	2,749	140,969
Scientific Games Corp. - Class A (c)	6,653	168,986
Six Flags Entertainment Corp.	8,748	610,785
Texas Roadhouse, Inc.	8,065	558,824
The Cheesecake Factory, Inc.	5,163	276,427
The Wendy’s Co.	22,925	392,935
Wyndham Destinations, Inc.	12,174	527,865
Wyndham Hotels & Resorts, Inc.	12,239	680,121
		8,394,738
Household Durables (1.3%)
Helen of Troy, Ltd. (b) (c)	3,258	426,472
KB Home	10,396	248,568
NVR, Inc. (c)	432	1,067,386
Tempur Sealy International, Inc. (c)	5,599	296,187
Toll Brothers, Inc.	16,601	548,331
TRI Pointe Group, Inc. (c)	18,617	230,851
Tupperware Brands Corp.	6,125	204,881
		3,022,676
Leisure Equipment & Products (0.6%)
Brunswick Corp.	10,619	711,685

See accompanying notes to investments in securities.

Polaris Industries, Inc.	7,165	$723,307
		1,434,992
Media (1.8%)
AMC Networks, Inc. - Class A (c)	5,544	367,789
Cable One, Inc.	628	554,907
Cinemark Holdings, Inc.	13,018	523,323
John Wiley & Sons, Inc. - Class A	5,478	331,967
Live Nation Entertainment, Inc. (c)	16,874	919,127
Meredith Corp.	4,872	248,716
TEGNA, Inc.	26,359	315,254
The New York Times Co. - Class A	17,279	400,009
World Wrestling Entertainment, Inc. - Class A	5,310	513,636
		4,174,728
Multiline Retail (0.4%)
Big Lots, Inc.	4,939	206,401
Dillard’s, Inc. - Class A	2,340	178,635
Ollie’s Bargain Outlet Holdings, Inc. (c)	6,299	605,334
		990,370
Specialty Retail (2.2%)
Aaron’s, Inc.	8,470	461,276
American Eagle Outfitters, Inc.	20,632	512,293
AutoNation, Inc. (c)	7,042	292,595
Bed Bath & Beyond, Inc.	17,159	257,385
Dick’s Sporting Goods, Inc.	9,371	332,483
Five Below, Inc. (c)	6,813	886,099
Murphy USA, Inc. (c)	3,664	313,126
Sally Beauty Holdings, Inc. (c)	14,711	270,535
Signet Jewelers, Ltd. (b)	6,356	419,051
The Michaels Cos., Inc. (c)	11,961	194,127
Urban Outfitters, Inc. (c)	9,338	381,924
Williams-Sonoma, Inc.	9,864	648,262
		4,969,156
Textiles, Apparel & Luxury Goods (0.6%)
Carter’s, Inc.	5,690	561,034
Deckers Outdoor Corp. (c)	3,682	436,612
Skechers U.S.A., Inc. - Class A (c)	16,543	462,046
		1,459,692
Consumer Staples (3.2%)
Beverages (0.1%)
The Boston Beer Co., Inc. - Class A (c)	1,130	324,875

Food & Staples Retailing (0.5%)
Casey’s General Stores, Inc.	4,481	578,542
Sprouts Farmers Market, Inc. (c)	15,562	426,554
United Natural Foods, Inc. (c)	6,165	184,642
		1,189,738
Food Products (2.0%)
Flowers Foods, Inc.	22,466	419,216
Ingredion, Inc.	8,697	912,837
Lamb Weston Holdings, Inc.	17,929	1,194,071
Lancaster Colony Corp.	2,357	351,688
Post Holdings, Inc. (c)	8,158	799,810
Sanderson Farms, Inc.	2,430	251,189
The Hain Celestial Group, Inc. (c)	10,947	296,883
Tootsie Roll Industries, Inc.	2,271	66,427
TreeHouse Foods, Inc. (c)	6,833	326,959
		4,619,080
Household Products (0.2%)
Energizer Holdings, Inc.	7,227	423,864

Personal Products (0.4%)
Edgewell Personal Care Co. (c)	6,528	301,789

See accompanying notes to investments in securities.

Nu Skin Enterprises, Inc. - Class A	6,735	$555,099
		856,888
Energy (4.8%)
Energy Equipment & Services (2.0%)
Apergy Corp. (c)	9,470	412,513
Core Laboratories NV (b)	5,433	629,304
Diamond Offshore Drilling, Inc. (c)	7,909	158,180
Dril-Quip, Inc. (c)	4,597	240,193
Ensco PLC - Class A (b)	53,524	451,743
KLX Energy Services Holdings, Inc. (c)	—	13
McDermott International, Inc. (b) (c)	22,107	407,432
Nabors Industries, Ltd. (b)	39,855	245,507
Oceaneering International, Inc. (c)	12,065	332,994
Patterson-UTI Energy, Inc.	26,942	460,978
Rowan Cos., PLC - Class A (b) (c)	15,558	292,957
Superior Energy Services, Inc. (c)	18,922	184,300
Transocean, Ltd. (b) (c)	52,600	733,770
		4,549,884
Oil, Gas & Consumable Fuels (2.8%)
Callon Petroleum Co. (c)	27,865	334,101
Chesapeake Energy Corp. (c)	111,710	501,578
CNX Resources Corp. (c)	26,089	373,334
Gulfport Energy Corp. (c)	19,311	201,028
Matador Resources Co. (c)	12,681	419,107
Murphy Oil Corp.	19,918	664,066
Oasis Petroleum, Inc. (c)	32,709	463,814
PBF Energy, Inc. - Class A	14,599	728,636
QEP Resources, Inc. (c)	29,018	328,484
Range Resources Corp.	25,353	430,747
SM Energy Co.	12,633	398,319
Southwestern Energy Co. (c)	71,794	366,867
World Fuel Services Corp.	8,315	230,159
WPX Energy, Inc. (c)	48,345	972,701
		6,412,941
Financial (15.4%)
Capital Markets (2.7%)
Eaton Vance Corp.	14,454	759,702
Evercore, Inc. Class A	4,970	499,734
Factset Research Systems, Inc.	4,697	1,050,766
Federated Investors, Inc. - Class B	11,721	282,711
Interactive Brokers Group, Inc. Class A	9,194	508,520
Janus Henderson Group PLC (b)	20,613	555,726
Legg Mason, Inc.	10,463	326,759
MarketAxess Holdings, Inc.	4,601	821,232
SEI Investments Co.	16,131	985,604
Stifel Financial Corp.	8,718	446,885
		6,237,639
Commercial Banks (7.3%)
Associated Banc-Corp.	21,073	547,898
BancorpSouth Bank	10,997	359,602
Bank of Hawaii Corp.	5,132	404,966
Bank OZK	14,802	561,884
Cathay General Bancorp	9,391	389,163
Chemical Financial Corp.	8,743	466,876
Commerce Bancshares, Inc.	11,559	763,125
Cullen/Frost Bankers, Inc.	7,826	817,347
East West Bancorp, Inc.	17,744	1,071,205
First Horizon National Corp.	39,797	686,896
FNB Corp.	39,706	505,060
Fulton Financial Corp.	21,541	358,658
Hancock Whitney Corp.	10,450	496,898
Home BancShares, Inc.	19,609	429,437
International Bancshares Corp.	6,637	298,665
MB Financial, Inc.	10,310	475,394
PacWest Bancorp	14,991	714,321

See accompanying notes to investments in securities.

Pinnacle Financial Partners, Inc.	8,964	$539,185
Prosperity Bancshares, Inc.	8,124	563,399
Signature Bank	6,812	782,290
Sterling Bancorp	27,610	607,420
Synovus Financial Corp.	14,369	657,957
TCF Financial Corp.	20,534	488,915
Texas Capital Bancshares, Inc. (c)	6,112	505,157
Trustmark Corp.	8,280	278,622
UMB Financial Corp.	5,521	391,439
Umpqua Holdings Corp.	26,964	560,851
United Bankshares, Inc.	12,713	462,118
Valley National Bancorp	40,589	456,626
Webster Financial Corp.	11,293	665,835
Wintrust Financial Corp.	6,895	585,661
		16,892,870
Consumer Finance (0.4%)
Navient Corp.	28,839	388,750
SLM Corp. (c)	53,313	594,440
		983,190
Insurance (4.5%)
Alleghany Corp.	1,899	1,239,155
American Financial Group, Inc.	8,622	956,783
Aspen Insurance Holdings, Ltd. (b)	7,309	305,516
Brown & Brown, Inc.	28,384	839,315
CNO Financial Group, Inc.	20,151	427,604
First American Financial Corp.	13,672	705,339
Genworth Financial, Inc. - Class A (c)	61,309	255,659
Kemper Corp.	7,452	599,513
Mercury General Corp.	3,320	166,531
Old Republic International Corp.	34,814	779,137
Primerica, Inc.	5,281	636,625
Reinsurance Group of America, Inc.	7,795	1,126,845
RenaissanceRe Holdings, Ltd. (b)	4,930	658,550
The Hanover Insurance Group, Inc.	5,209	642,634
WR Berkley Corp.	11,783	941,815
		10,281,021
Thrifts & Mortgage Finance (0.5%)
LendingTree, Inc. (c)	910	209,391
New York Community Bancorp, Inc.	60,045	622,667
Washington Federal, Inc.	10,229	327,328
		1,159,386
Health Care (9.6%)
Biotechnology (0.6%)
Exelixis, Inc. (c)	36,495	646,692
United Therapeutics Corp. (c)	5,322	680,577
		1,327,269
Health Care Equipment & Supplies (4.2%)
Avanos Medical, Inc. (c)	5,743	393,396
Cantel Medical Corp.	4,462	410,772
Globus Medical, Inc. - Class A (c)	8,974	509,364
Haemonetics Corp. (c)	6,330	725,291
Hill-Rom Holdings, Inc.	8,131	767,566
ICU Medical, Inc. (c)	2,054	580,769
Integra LifeSciences Holdings Corp. (c)	8,652	569,907
LivaNova PLC (b) (c)	5,950	737,622
Masimo Corp. (c)	5,855	729,182
NuVasive, Inc. (c)	6,277	445,541
STERIS PLC (b)	10,353	1,184,383
Teleflex, Inc.	5,661	1,506,335
West Pharmaceutical Services, Inc.	9,005	1,111,847
		9,671,975
Health Care Providers & Services (2.2%)
Acadia Healthcare Co., Inc. (c)	10,809	380,477
Chemed Corp.	1,981	633,088

See accompanying notes to investments in securities.

Encompass Health Corp	12,106	$943,663
HealthEquity, Inc. (c)	6,633	626,221
LifePoint Health, Inc. (c)	4,654	299,717
Mednax, Inc. (c)	11,445	534,024
Molina Healthcare, Inc. (c)	7,563	1,124,618
Patterson Cos., Inc.	10,015	244,867
Tenet Healthcare Corp. (c)	10,147	288,784
		5,075,459
Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc. (c)	21,381	304,679
Medidata Solutions, Inc. (c)	7,300	535,163
		839,842
Life Sciences Tools & Services (1.6%)
Bio-Rad Laboratories, Inc. - Class A (c)	2,527	790,926
Bio-Techne Corp.	4,614	941,764
Charles River Laboratories International, Inc. (c)	5,855	787,732
PRA Health Sciences, Inc. (c)	7,071	779,153
Syneos Health, Inc. (c)	7,435	383,274
		3,682,849
Pharmaceuticals (0.6%)
Akorn, Inc. (c)	11,521	149,542
Catalent, Inc. (c)	17,716	806,964
Mallinckrodt PLC (b) (c)	10,189	298,640
Prestige Consumer Healthcare, Inc. (c)	6,334	239,995
		1,495,141
Industrials (14.2%)
Aerospace & Defense (0.9%)
Curtiss-Wright Corp.	5,386	740,144
Esterline Technologies Corp. (c)	3,245	295,133
Teledyne Technologies, Inc. (c)	4,464	1,101,179
		2,136,456
Airlines (0.3%)
JetBlue Airways Corp. (c)	38,308	741,643

Building Products (0.4%)
Lennox International, Inc.	4,437	969,041

Commercial Services & Supplies (1.2%)
Clean Harbors, Inc. (c)	6,181	442,436
Deluxe Corp.	5,831	332,017
Healthcare Services Group, Inc.	9,029	366,758
Herman Miller, Inc.	7,285	279,744
HNI Corp.	5,310	234,914
MSA Safety, Inc.	4,283	455,883
Pitney Bowes, Inc.	23,023	163,003
The Brink’s Co.	6,227	434,333
		2,709,088
Construction & Engineering (1.1%)
AECOM (c)	19,687	642,977
Dycom Industries, Inc. (c)	3,810	322,326
EMCOR Group, Inc.	7,124	535,084
Granite Construction, Inc.	5,550	253,635
KBR, Inc.	17,228	364,028
Valmont Industries, Inc.	2,784	385,584
		2,503,634
Electrical Equipment (1.7%)
Acuity Brands, Inc.	4,920	773,424
Belden, Inc.	4,894	349,481
EnerSys	5,134	447,325
Hubbell, Inc.	6,707	895,854
nVent Electric PLC (b)	19,950	541,842
Regal Beloit Corp.	5,321	438,716

See accompanying notes to investments in securities.

Woodward, Inc.	6,788	$548,878
		3,995,520
Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	7,315	890,967

Machinery (4.8%)
AGCO Corp.	8,122	493,736
Crane Co.	6,203	610,065
Donaldson Co., Inc.	15,793	920,100
Graco, Inc.	20,467	948,441
IDEX Corp.	9,390	1,414,698
ITT, Inc.	10,726	657,075
Kennametal, Inc.	9,997	435,469
Lincoln Electric Holdings, Inc.	7,980	745,651
Nordson Corp.	6,454	896,461
Oshkosh Corp.	8,951	637,669
Terex Corp.	7,941	316,925
The Timken Co.	8,412	419,338
The Toro Co.	12,881	772,474
Trinity Industries, Inc.	18,088	662,744
Wabtec Corp.	10,504	1,101,660
		11,032,506
Marine (0.2%)
Kirby Corp. (c)	6,517	536,023

Professional Services (0.6%)
Dun & Bradstreet Corp.	4,546	647,851
Manpowergroup, Inc.	7,946	683,038
		1,330,889
Road & Rail (1.8%)
Avis Budget Group, Inc. (c)	8,145	261,780
Genesee & Wyoming, Inc. - Class A (c)	7,277	662,134
Knight-Swift Transportation Holdings, Inc.	15,703	541,439
Landstar System, Inc.	5,032	613,904
Old Dominion Freight Line, Inc.	8,033	1,295,402
Ryder System, Inc.	6,421	469,183
Werner Enterprises, Inc.	5,438	192,233
		4,036,075
Trading Companies & Distributors (0.8%)
GATX Corp.	4,617	399,786
MSC Industrial Direct Co. - Class A	5,599	493,328
Now, Inc. (c)	13,272	219,652
Watsco, Inc.	3,925	699,042
		1,811,808
Information Technology (15.9%)
Communications Equipment (1.2%)
ARRIS International PLC (b) (c)	20,757	539,474
Ciena Corp. (c)	17,461	545,482
InterDigital, Inc.	4,175	334,000
Lumentum Holdings, Inc. (c)	7,688	460,896
NetScout Systems, Inc. (c)	8,875	224,094
Plantronics, Inc.	3,972	239,512
ViaSat, Inc. (c)	6,809	435,435
		2,778,893
Computers & Peripherals (0.2%)
NCR Corp. (c)	14,437	410,155

Electronic Equipment, Instruments & Components (3.8%)
Arrow Electronics, Inc. (c)	10,701	788,878
Avnet, Inc.	14,175	634,615
Cognex Corp.	21,065	1,175,848
Coherent, Inc. (c)	2,976	512,437
Jabil , Inc.	18,770	508,292
Keysight Technologies, Inc. (c)	22,951	1,521,192
Littelfuse, Inc.	3,054	604,356

See accompanying notes to investments in securities.

National Instruments Corp.	13,760	$665,021
SYNNEX Corp.	3,693	312,797
Tech Data Corp. (c)	4,696	336,093
Trimble, Inc. (c)	30,607	1,330,180
Vishay Intertechnology, Inc.	16,178	329,222
		8,718,931
Interactive Media & Services (0.5%)
Cars.com, Inc. (c)	7,855	216,877
j2 Global, Inc.	5,728	474,565
LogMeIn, Inc.	6,351	565,874
		1,257,316
IT Services (3.3%)
Convergys Corp.	11,162	264,986
CoreLogic, Inc. (c)	9,911	489,702
Jack Henry & Associates, Inc.	9,451	1,512,916
Leidos Holdings, Inc.	18,427	1,274,411
LiveRamp Holdings, Inc. (c)	9,457	467,270
MAXIMUS, Inc.	7,866	511,762
Perspecta, Inc.	17,452	448,865
Sabre Corp.	30,657	799,535
Science Applications International Corp.	5,125	413,075
Teradata Corp. (c)	14,584	549,963
WEX, Inc. (c)	5,277	1,059,411
		7,791,896
Office Electronics (0.5%)
Zebra Technologies Corp. - Class A (c)	6,551	1,158,413

Semiconductors & Semiconductor Equipment (2.5%)
Cirrus Logic, Inc. (c)	7,472	288,419
Cree, Inc. (c)	12,392	469,285
Cypress Semiconductor Corp.	44,271	641,487
First Solar, Inc. (c)	9,239	447,352
Integrated Device Technology, Inc. (c)	15,838	744,544
MKS Instruments, Inc.	6,650	532,998
Monolithic Power Systems, Inc.	4,804	603,046
Silicon Laboratories, Inc. (c)	5,273	484,061
Synaptics, Inc. (c)	4,235	193,201
Teradyne, Inc.	22,829	844,217
Versum Materials, Inc.	13,341	480,409
		5,729,019
Software (3.9%)
ACI Worldwide, Inc. (c)	14,175	398,885
Blackbaud, Inc.	5,931	601,878
CDK Global, Inc.	15,850	991,576
CommVault Systems, Inc. (c)	4,704	329,280
Fair Isaac Corp. (c)	3,569	815,695
Fortinet, Inc. (c)	17,604	1,624,321
Manhattan Associates, Inc. (c)	8,052	439,639
PTC, Inc. (c)	12,986	1,378,983
The Ultimate Software Group, Inc. (c)	3,821	1,231,088
Tyler Technologies, Inc. (c)	4,733	1,159,869
		8,971,214
Materials (6.5%)
Chemicals (2.6%)
Ashland Global Holdings, Inc.	7,644	641,026
Cabot Corp.	7,538	472,783
Minerals Technologies, Inc.	4,286	289,734
NewMarket Corp.	1,094	443,628
Olin Corp.	20,449	525,130
PolyOne Corp.	9,752	426,357
RPM International, Inc.	16,340	1,061,120
Sensient Technologies Corp.	5,154	394,333
The Chemours Co.	21,655	854,073
The Scotts Miracle-Gro Co. - Class A	4,792	377,274

See accompanying notes to investments in securities.

Valvoline, Inc.	23,357	$502,409
		5,987,867
Construction Materials (0.2%)
Eagle Materials, Inc.	5,851	498,739

Containers & Packaging (1.2%)
Aptargroup, Inc.	7,614	820,332
Bemis Co., Inc.	11,145	541,647
Greif, Inc. - Class A	3,121	167,473
Owens-Illinois, Inc. (c)	19,500	366,405
Silgan Holdings, Inc.	9,481	263,572
Sonoco Products Co.	12,196	676,878
		2,836,307
Metals & Mining (2.1%)
Allegheny Technologies, Inc. (c)	15,390	454,775
Carpenter Technology Corp.	5,766	339,906
Commercial Metals Co.	14,328	294,011
Compass Minerals International, Inc.	4,127	277,334
Reliance Steel & Aluminum Co.	8,859	755,584
Royal Gold, Inc.	8,021	618,098
Steel Dynamics, Inc.	28,750	1,299,212
United States Steel Corp.	21,701	661,446
Worthington Industries, Inc.	4,946	214,459
		4,914,825
Paper & Forest Products (0.4%)
Domtar Corp.	7,701	401,761
Louisiana-Pacific Corp.	17,476	462,940
		864,701
Real Estate (8.5%)
Diversified REITs (0.1%)
Alexander & Baldwin, Inc.	8,290	188,100

Health Care REITs (1.0%)
Healthcare Realty Trust, Inc.	15,334	448,673
Medical Properties Trust, Inc.	44,677	666,134
Omega Healthcare Investors, Inc.	24,531	803,881
Senior Housing Properties Trust	29,100	510,996
		2,429,684
Hotels & Resort REITs (0.5%)
Hospitality Properties Trust	20,126	580,434
LaSalle Hotel Properties	13,518	467,588
		1,048,022
Industrial REITs (0.5%)
First Industrial Realty Trust, Inc.	15,427	484,408
Liberty Property Trust	18,100	764,725
		1,249,133
Office REITs (1.6%)
Corporate Office Properties Trust	12,595	375,709
Cousins Properties, Inc.	51,477	457,630
Douglas Emmett, Inc.	19,751	745,008
Highwoods Properties, Inc.	12,668	598,690
JBG SMITH Properties	13,261	488,402
Kilroy Realty Corp.	12,284	880,640
Mack-Cali Realty Corp.	11,058	235,093
		3,781,172
Real Estate Management & Development (0.5%)
Jones Lang LaSalle, Inc.	5,576	804,728
Realogy Holdings Corp.	15,186	313,439
		1,118,167
Residential REITs (0.8%)
American Campus Communities, Inc.	16,779	690,624

See accompanying notes to investments in securities.

Camden Property Trust	11,364	$1,063,329
		1,753,953
Retail REITs (1.0%)
National Retail Properties, Inc.	19,223	861,575
Tanger Factory Outlet Centers, Inc.	11,499	263,097
Taubman Centers, Inc.	7,468	446,810
Urban Edge Properties	13,962	308,281
Weingarten Realty Investors	14,585	434,050
		2,313,813
Specialized REITs (2.5%)
CoreCivic, Inc.	14,518	353,223
CoreSite Realty Corp.	4,494	499,463
CyrusOne, Inc.	12,826	813,168
EPR Properties	9,104	622,805
Lamar Advertising Co. - Class A	10,345	804,841
Life Storage, Inc.	5,631	535,846
PotlatchDeltic Corp.	7,684	314,660
Rayonier, Inc.	15,852	535,956
Sabra Health Care REIT, Inc.	21,831	504,733
The GEO Group, Inc.	14,912	375,186
Uniti Group, Inc.	21,513	433,487
		5,793,368
Utilities (4.6%)
Electric Utilities (0.6%)
Hawaiian Electric Industries, Inc.	13,332	474,486
IDACORP, Inc.	6,106	605,898
PNM Resources, Inc.	9,753	384,756
		1,465,140
Gas Utilities (2.3%)
Atmos Energy Corp.	13,617	1,278,773
Energen Corp. (c)	10,035	864,716
National Fuel Gas Co.	10,524	589,976
New Jersey Resources Corp.	10,804	498,064
ONE GAS, Inc.	6,437	529,636
Southwest Gas Holdings, Inc.	6,010	474,970
UGI Corp.	21,289	1,181,114
		5,417,249
Multi-Utilities (1.3%)
Black Hills Corp.	6,560	381,071
MDU Resources Group, Inc.	24,002	616,611
NorthWestern Corp.	6,149	360,700
OGE Energy Corp.	24,457	888,278
Vectren Corp.	10,173	727,268
		2,973,928
Water Utilities (0.4%)
Aqua America, Inc.	21,785	803,866
Total common stocks (cost: $152,670,560)		221,909,196

Short-Term Securities (3.5%)
Investment Companies (3.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.970%	8,194,473	8,194,473
Total short-term securities (cost: $8,194,473)		8,194,473
Total investments in securities (cost: $160,865,033) (e)		230,103,669
Cash and other assets in excess of liabilities (0.4%)		813,939
Total net assets (100.0%)		$230,917,608

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Foreign security: The Fund held 4.0% of net assets in foreign securities at September 30, 2018.

(c)          Non-income producing security

See accompanying notes to investments in securities.

(d)         At September 30, 2018 the cost of investments for federal income tax purposes was $161,122,382. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$77,926,317
Gross unrealized depreciation	(9,015,143)
Net unrealized appreciation	$68,911,174

Holdings of Open Futures Contracts

On September 30, 2018, cash in the amount of $336,200 has been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 400® E-Mini Index Future	December 2018	41	Long	8,373,433	$8,303,320	$(70,113)

See accompanying notes to investments in securities.

SFT Index 500 Fund

(formerly SFT Advantus Index 500 Fund)

Investments in Securities

September 30, 2018

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.9%)
Communication Services (2.0%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	269,713	$9,056,963
CenturyLink, Inc.	35,302	748,402
Verizon Communications, Inc.	153,461	8,193,283
		17,998,648
Electric Utilities (0.1%)
Evergy, Inc.	10,000	549,200

Consumer Discretionary (12.8%)
Auto Components (0.1%)
Aptiv PLC (b)	9,787	821,129
BorgWarner, Inc.	7,757	331,845
The Goodyear Tire & Rubber Co.	8,802	205,879
		1,358,853
Automobiles (0.3%)
Ford Motor Co.	145,400	1,344,950
General Motors Co.	48,732	1,640,806
Harley-Davidson, Inc.	6,116	277,055
		3,262,811
Distributors (0.1%)
Genuine Parts Co.	5,445	541,233
LKQ Corp. (c)	11,813	374,118
		915,351
Diversified Consumer Services (0.0%)
H&R Block, Inc.	7,633	196,550

Hotels & Resort REITs (0.1%)
Hilton Worldwide Holdings, Inc.	11,074	894,558

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp. (b)	14,977	955,083
Chipotle Mexican Grill, Inc. (c)	944	429,067
Darden Restaurants, Inc.	4,558	506,804
Marriott International, Inc. - Class A	10,696	1,412,193
McDonald’s Corp.	28,813	4,820,127
MGM Resorts International	18,979	529,704
Norwegian Cruise Line Holdings, Ltd. (b)(c)	7,567	434,573
Royal Caribbean Cruises, Ltd. (b)	6,365	827,068
Starbucks Corp.	50,106	2,848,025
Wynn Resorts, Ltd.	3,631	461,355
Yum! Brands, Inc.	11,786	1,071,465
		14,295,464
Household Durables (0.3%)
DR Horton, Inc.	12,711	536,150
Garmin, Ltd. (b)	4,487	314,314
Leggett & Platt, Inc.	4,796	210,017
Lennar Corp. - Class A	10,834	505,839
Mohawk Industries, Inc. (c)	2,380	417,333
Newell Brands, Inc.	16,144	327,723
PulteGroup, Inc.	9,704	240,368
Whirlpool Corp.	2,338	277,638
		2,829,382
Internet & Catalog Retail (4.4%)
Amazon.com, Inc. (c)	15,239	30,523,717
Booking Holdings, Inc. (c)	1,768	3,507,712
Expedia Group, Inc.	4,415	576,069
Netflix, Inc. (c)	16,173	6,050,805

See accompanying notes to investments in securities.

TripAdvisor, Inc. (c)	3,799	$194,015
		40,852,318
Leisure Equipment & Products (0.1%)
Hasbro, Inc.	4,337	455,905
Mattel, Inc.	12,781	200,662
		656,567
Media (2.2%)
CBS Corp. - Class B	12,572	722,261
Charter Communications, Inc. - Class A (c)	6,631	2,160,910
Comcast Corp. - Class A	169,824	6,013,468
Discovery, Inc. - Class A (c)	5,711	182,752
Discovery, Inc. - Class C (c)	13,358	395,130
DISH Network Corp. - Class A (c)	8,503	304,067
News Corp. - Class A	14,239	187,812
News Corp. - Class B	4,596	62,506
Omnicom Group, Inc.	8,333	566,811
The Interpublic Group of Cos., Inc.	14,253	325,966
The Walt Disney Co.	55,237	6,459,415
Twenty-First Century Fox, Inc. - Class A	39,147	1,813,680
Twenty-First Century Fox, Inc. - Class B	18,091	828,930
Viacom, Inc. - Class B	13,113	442,695
		20,466,403
Multiline Retail (0.5%)
Dollar General Corp.	9,862	1,077,917
Dollar Tree, Inc. (c)	8,802	717,803
Kohl’s Corp.	6,141	457,811
Macy’s, Inc.	11,401	395,957
Nordstrom, Inc.	4,257	254,611
Target Corp.	19,548	1,724,329
		4,628,428
Specialty Retail (2.4%)
Advance Auto Parts, Inc.	2,753	463,412
AutoZone, Inc. (c)	985	764,065
Best Buy Co., Inc.	9,027	716,383
CarMax, Inc. (c)	6,557	489,611
Foot Locker, Inc.	4,280	218,194
L Brands, Inc.	8,479	256,914
Lowe’s Cos., Inc.	30,121	3,458,493
O’Reilly Automotive, Inc. (c)	2,978	1,034,319
Ross Stores, Inc.	13,984	1,385,814
The Gap, Inc.	7,988	230,454
The Home Depot, Inc.	42,494	8,802,632
The TJX Cos., Inc.	23,289	2,608,834
Tiffany & Co.	4,046	521,813
Tractor Supply Co.	4,430	402,598
Ulta Salon Cosmetics & Fragrance, Inc. (c)	2,118	597,530
		21,951,066
Textiles, Apparel & Luxury Goods (0.8%)
Hanesbrands, Inc.	13,358	246,188
Michael Kors Holdings, Ltd. (b)(c)	5,502	377,217
NIKE, Inc. - Class B	47,557	4,029,029
PVH Corp.	2,790	402,876
Ralph Lauren Corp.	2,033	279,639
Tapestry, Inc.	10,630	534,370
Under Armour, Inc. - Class A (c)	6,853	145,421
Under Armour, Inc. - Class C (c)	7,077	137,719
VF Corp.	12,074	1,128,315
		7,280,774
Consumer Staples (6.9%)
Beverages (1.7%)
Brown-Forman Corp. - Class B	6,259	316,393
Constellation Brands, Inc. - Class A	6,214	1,339,863
Molson Coors Brewing Co. - Class B	6,920	425,580
Monster Beverage Corp. (c)	14,775	861,087

See accompanying notes to investments in securities.

PepsiCo, Inc.	52,528	$5,872,630
The Coca-Cola Co.	142,159	6,566,324
		15,381,877
Food & Staples Retailing (1.7%)
Costco Wholesale Corp.	16,288	3,825,725
CVS Health Corp.	37,811	2,976,482
Sysco Corp.	17,760	1,300,920
The Kroger Co.	29,588	861,307
Walgreens Boots Alliance, Inc.	31,329	2,283,884
Walmart, Inc.	53,299	5,005,309
		16,253,627
Food Products (1.0%)
Archer-Daniels-Midland Co.	20,788	1,045,013
Campbell Soup Co.	7,095	259,890
Conagra Brands, Inc.	14,545	494,093
General Mills, Inc.	22,134	949,991
Hormel Foods Corp.	10,012	394,473
Kellogg Co.	9,347	654,477
McCormick & Co., Inc.	4,473	589,318
Mondelez International, Inc. - Class A	54,468	2,339,945
The Hershey Co.	5,180	528,360
The JM Smucker Co.	4,172	428,089
The Kraft Heinz Co.	23,094	1,272,710
Tyson Foods, Inc. - Class A	10,990	654,235
		9,610,594
Household Products (1.4%)
Church & Dwight Co., Inc.	9,092	539,792
Clorox Co.	4,733	711,890
Colgate-Palmolive Co.	32,228	2,157,665
Kimberly-Clark Corp.	12,912	1,467,320
The Procter & Gamble Co.	92,448	7,694,447
		12,571,114
Personal Care (0.1%)
The Estee Lauder Cos., Inc. - Class A	8,325	1,209,789

Personal Products (0.0%)
Coty, Inc. - Class A	16,730	210,129

Tobacco (1.0%)
Altria Group, Inc.	70,016	4,222,665
Philip Morris International, Inc.	57,735	4,707,712
		8,930,377
Energy (5.8%)
Energy Equipment & Services (0.7%)
Baker Hughes a GE Co.	15,465	523,181
Halliburton Co.	32,679	1,324,480
Helmerich & Payne, Inc.	4,036	277,556
National Oilwell Varco, Inc.	14,166	610,271
Schlumberger, Ltd. (b)	51,406	3,131,653
TechnipFMC PLC (b)	15,867	495,844
		6,362,985
Oil, Gas & Consumable Fuels (5.1%)
Anadarko Petroleum Corp.	19,018	1,282,003
Andeavor	5,124	786,534
Apache Corp.	14,205	677,152
Cabot Oil & Gas Corp.	16,385	368,990
Chevron Corp.	71,166	8,702,179
Cimarex Energy Co.	3,540	329,008
Concho Resources, Inc. (c)	7,438	1,136,155
ConocoPhillips	43,160	3,340,584
Devon Energy Corp.	18,897	754,746
EOG Resources, Inc.	21,511	2,744,158
EQT Corp.	9,805	433,675
Exxon Mobil Corp.	157,245	13,368,970

See accompanying notes to investments in securities.

Hess Corp.	9,349	$669,201
HollyFrontier Corp.	6,019	420,728
Kinder Morgan, Inc.	70,487	1,249,735
Marathon Oil Corp.	31,723	738,512
Marathon Petroleum Corp.	19,920	1,593,002
Newfield Exploration Co. (c)	7,344	211,728
Noble Energy, Inc.	17,943	559,642
Occidental Petroleum Corp.	28,402	2,333,792
Phillips 66	15,863	1,788,077
Pioneer Natural Resources Co.	6,315	1,100,010
The Williams Cos., Inc.	44,916	1,221,266
Valero Energy Corp.	15,873	1,805,554
		47,615,401
Financial (13.0%)
Capital Markets (2.7%)
Affiliated Managers Group, Inc.	1,969	269,202
Ameriprise Financial, Inc.	5,269	778,020
BlackRock, Inc.	4,564	2,151,150
CBOE Global Markets, Inc.	4,142	397,466
CME Group, Inc.	12,650	2,153,156
E*Trade Financial Corp. (c)	9,644	505,249
Franklin Resources, Inc.	11,353	345,245
Intercontinental Exchange, Inc.	21,297	1,594,932
Invesco, Ltd. (b)	15,259	349,126
Moody’s Corp.	6,240	1,043,328
Morgan Stanley	49,249	2,293,526
MSCI, Inc.	3,270	580,131
Nasdaq, Inc.	4,276	366,881
Northern Trust Corp.	8,292	846,862
Raymond James Financial, Inc.	4,851	446,535
S&P Global, Inc.	9,341	1,825,138
State Street Corp.	14,091	1,180,544
T Rowe Price Group, Inc.	8,999	982,511
The Bank of New York Mellon Corp.	34,167	1,742,175
The Charles Schwab Corp.	44,659	2,194,990
The Goldman Sachs Group, Inc.	13,041	2,924,314
		24,970,481
Commercial Banks (5.7%)
Bank of America Corp.	345,000	10,163,700
BB&T Corp.	28,763	1,396,156
Citigroup, Inc.	93,467	6,705,323
Citizens Financial Group, Inc.	17,676	681,763
Comerica, Inc.	6,365	574,123
Fifth Third Bancorp	24,748	690,964
Huntington Bancshares, Inc.	41,011	611,884
JPMorgan Chase & Co.	124,824	14,085,140
KeyCorp	39,073	777,162
M&T Bank Corp.	5,340	878,644
People’s United Financial, Inc.	12,956	221,807
Regions Financial Corp.	40,946	751,359
SunTrust Banks, Inc.	17,111	1,142,844
SVB Financial Group (c)	1,993	619,484
The PNC Financial Services Group, Inc.	17,244	2,348,460
US Bancorp	56,873	3,003,463
Wells Fargo & Co.	160,986	8,461,424
Zions Bancorporation	7,220	362,083
		53,475,783
Consumer Finance (0.7%)
American Express Co.	26,223	2,792,487
Capital One Financial Corp.	17,768	1,686,716
Discover Financial Services	12,726	972,903
Synchrony Financial	25,308	786,573
		6,238,679
Diversified Financial Services (0.0%)
Jefferies Financial Group, Inc.	10,770	236,509

See accompanying notes to investments in securities.

Insurance (3.9%)
Aflac, Inc.	28,516	$1,342,248
American International Group, Inc.	32,997	1,756,760
Aon PLC (b)	9,012	1,385,865
Arthur J Gallagher & Co.	6,775	504,331
Assurant, Inc.	1,940	209,423
Berkshire Hathaway, Inc. - Class B (c)	72,427	15,507,345
Brighthouse Financial, Inc. (c)	4,406	194,921
Chubb, Ltd. (b)	17,205	2,299,276
Cincinnati Financial Corp.	5,564	427,371
Everest Re Group, Ltd. (b)	1,552	354,585
Hartford Financial Services Group, Inc.	13,260	662,470
Lincoln National Corp.	8,032	543,445
Loews Corp.	10,327	518,725
Marsh & McLennan Cos., Inc.	18,755	1,551,414
MetLife, Inc.	36,948	1,726,211
Principal Financial Group, Inc.	9,835	576,233
Prudential Financial, Inc.	15,487	1,569,143
The Allstate Corp.	12,859	1,269,183
The Progressive Corp.	21,656	1,538,442
The Travelers Cos., Inc.	9,942	1,289,577
Torchmark Corp.	3,794	328,902
Unum Group	8,122	317,327
Willis Towers Watson PLC (b)	4,851	683,700
		36,556,897
Health Care (14.4%)
Biotechnology (2.5%)
AbbVie, Inc.	56,240	5,319,179
Alexion Pharmaceuticals, Inc. (c)	8,237	1,145,025
Amgen, Inc.	24,040	4,983,252
Biogen, Inc. (c)	7,482	2,643,466
Celgene Corp. (c)	26,123	2,337,747
Gilead Sciences, Inc.	48,146	3,717,353
Incyte Corp. (c)	6,509	449,642
Regeneron Pharmaceuticals, Inc. (c)	2,885	1,165,655
Vertex Pharmaceuticals, Inc. (c)	9,492	1,829,488
		23,590,807
Health Care Equipment & Supplies (3.2%)
Abbott Laboratories	65,156	4,779,844
ABIOMED, Inc. (c)	1,680	755,580
Align Technology, Inc. (c)	2,714	1,061,771
Baxter International, Inc.	18,412	1,419,381
Becton Dickinson and Co.	9,938	2,593,818
Boston Scientific Corp. (c)	51,362	1,977,437
Danaher Corp.	22,870	2,485,054
Dentsply Sirona, Inc.	8,257	311,619
Edwards Lifesciences Corp. (c)	7,777	1,353,976
Hologic, Inc. (c)	10,106	414,144
IDEXX Laboratories, Inc. (c)	3,183	794,668
Intuitive Surgical, Inc. (c)	4,209	2,415,966
Medtronic PLC (b)	50,158	4,934,042
ResMed, Inc.	5,260	606,688
Stryker Corp.	11,529	2,048,473
The Cooper Cos., Inc.	1,840	509,956
Varian Medical Systems, Inc. (c)	3,327	372,391
Zimmer Biomet Holdings, Inc.	7,529	989,838
		29,824,646
Health Care Providers & Services (3.0%)
Aetna, Inc.	12,149	2,464,424
AmerisourceBergen Corp.	5,946	548,340
Anthem, Inc.	9,689	2,655,270
Cardinal Health, Inc.	11,470	619,380
Centene Corp. (c)	7,610	1,101,776
Cigna Corp.	9,039	1,882,372
DaVita, Inc. (c)	4,711	337,449

See accompanying notes to investments in securities.

Envision Healthcare Corp. (c)	4,444	$203,224
Express Scripts Holding Co. (c)	20,881	1,983,904
HCA Healthcare, Inc.	10,025	1,394,678
Henry Schein, Inc. (c)	5,591	475,403
Humana, Inc.	5,089	1,722,728
Laboratory Corp. of America Holdings (c)	3,785	657,379
McKesson Corp.	7,419	984,130
Quest Diagnostics, Inc.	5,067	546,780
UnitedHealth Group, Inc.	35,747	9,510,132
Universal Health Services, Inc. - Class B	3,214	410,878
WellCare Health Plans, Inc. (c)	1,830	586,497
		28,084,744
Health Care Technology (0.1%)
Cerner Corp. (c)	12,219	787,026

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	11,839	835,123
Illumina, Inc. (c)	5,460	2,004,148
IQVIA Holdings, Inc. (c)	5,988	776,883
Mettler-Toledo International, Inc. (c)	1,002	610,198
PerkinElmer, Inc.	4,091	397,931
Thermo Fisher Scientific, Inc.	14,960	3,651,437
Waters Corp. (c)	2,862	557,174
		8,832,894
Pharmaceuticals (4.6%)
Allergan PLC (b)	11,851	2,257,378
Bristol-Myers Squibb Co.	60,608	3,762,545
Eli Lilly & Co.	35,500	3,809,505
Johnson & Johnson	99,639	13,767,121
Merck & Co., Inc.	98,775	7,007,099
Mylan NV (b)(c)	19,148	700,817
Nektar Therapeutics (c)	6,405	390,449
Perrigo Co. PLC (b)	4,675	330,990
Pfizer, Inc.	217,721	9,594,964
Zoetis, Inc.	17,895	1,638,466
		43,259,334
Industrials (9.5%)
Aerospace & Defense (2.5%)
Arconic, Inc.	15,909	350,157
General Dynamics Corp.	10,376	2,124,175
Huntington Ingalls Industries, Inc.	1,600	409,728
L3 Technologies, Inc.	2,935	624,040
Lockheed Martin Corp.	9,202	3,183,524
Northrop Grumman Corp.	6,467	2,052,432
Raytheon Co.	10,595	2,189,563
Rockwell Collins, Inc.	6,051	849,984
The Boeing Co.	19,844	7,379,983
TransDigm Group, Inc. (c)	1,794	667,906
United Technologies Corp.	27,942	3,906,571
		23,738,063
Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	5,077	497,140
Expeditors International of Washington, Inc.	6,455	474,636
FedEx Corp.	9,036	2,175,778
United Parcel Service, Inc. - Class B	25,752	3,006,546
		6,154,100
Airlines (0.5%)
Alaska Air Group, Inc.	4,500	309,870
American Airlines Group, Inc.	15,222	629,125
Delta Air Lines, Inc.	23,365	1,351,198
Southwest Airlines Co.	19,153	1,196,105
United Continental Holdings, Inc. (c)	8,504	757,366
		4,243,664

See accompanying notes to investments in securities.

Building Products (0.3%)
Allegion PLC (b)	3,491	$316,180
AO Smith Corp.	5,360	286,063
Fortune Brands Home & Security, Inc.	5,289	276,932
Johnson Controls International PLC (b)	34,351	1,202,285
Masco Corp.	11,419	417,936
		2,499,396
Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	3,211	347,912
Cintas Corp.	3,174	627,849
Copart, Inc. (c)	7,591	391,164
Republic Services, Inc.	8,096	588,255
Rollins, Inc.	3,640	220,912
Stericycle, Inc. (c)	3,182	186,720
Waste Management, Inc.	14,648	1,323,593
		3,686,405
Construction & Engineering (0.1%)
Fluor Corp.	5,202	302,236
Jacobs Engineering Group, Inc.	4,392	335,988
Quanta Services, Inc. (c)	5,521	184,291
		822,515
Electrical Equipment (0.5%)
AMETEK, Inc.	8,521	674,182
Eaton Corp. PLC (b)	16,092	1,395,659
Emerson Electric Co.	23,341	1,787,454
Rockwell Automation, Inc.	4,574	857,716
		4,715,011
Industrial Conglomerates (1.6%)
3M Co.	21,787	4,590,739
General Electric Co.	322,790	3,644,299
Honeywell International, Inc.	27,581	4,589,478
Roper Technologies, Inc.	3,874	1,147,518
Textron, Inc.	9,226	659,382
		14,631,416
Machinery (1.5%)
Caterpillar, Inc.	22,073	3,365,912
Cummins, Inc.	5,580	815,071
Deere & Co.	11,947	1,795,992
Dover Corp.	5,485	485,587
Flowserve Corp.	4,829	264,098
Fortive Corp.	11,372	957,522
Illinois Tool Works, Inc.	11,457	1,616,812
Ingersoll-Rand PLC (b)	9,111	932,055
PACCAR, Inc.	13,019	887,766
Parker Hannifin Corp.	4,891	899,602
Pentair PLC (b)	5,993	259,796
Snap-On, Inc.	2,143	393,455
Stanley Black & Decker, Inc.	5,683	832,218
Xylem, Inc.	6,616	528,420
		14,034,306
Professional Services (0.3%)
Equifax, Inc.	4,436	579,208
IHS Markit, Ltd. (b)(c)	13,249	714,916
Nielsen Holdings PLC (b)	13,230	365,942
Robert Half International, Inc.	4,468	314,458
United Rentals, Inc. (c)	3,073	502,743
Verisk Analytics, Inc. (c)	6,117	737,404
		3,214,671
Road & Rail (1.0%)
CSX Corp.	30,301	2,243,789
JB Hunt Transport Services, Inc.	3,190	379,419
Kansas City Southern	3,786	428,878
Norfolk Southern Corp.	10,400	1,877,200

See accompanying notes to investments in securities.

Union Pacific Corp.	27,465	$4,472,126
		9,401,412
Trading Companies & Distributors (0.1%)
Fastenal Co.	10,657	618,319
WW Grainger, Inc.	1,689	603,666
		1,221,985
Information Technology (25.8%)
Communications Equipment (1.2%)
Arista Networks, Inc. (c)	1,918	509,920
Cisco Systems, Inc.	169,781	8,259,846
F5 Networks, Inc. (c)	2,260	450,689
Harris Corp.	4,364	738,432
Juniper Networks, Inc.	12,805	383,766
Motorola Solutions, Inc.	6,006	781,621
		11,124,274
Computers & Peripherals (4.3%)
Apple, Inc. (d)	170,416	38,469,708
NetApp, Inc.	9,629	827,035
Western Digital Corp.	10,821	633,461
		39,930,204
Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp. - Class A	11,155	1,048,793
Corning, Inc.	30,084	1,061,965
FLIR Systems, Inc.	5,029	309,133
IPG Photonics Corp. (c)	1,326	206,949
Seagate Technology PLC (b)	9,706	459,579
TE Connectivity, Ltd. (b)	12,941	1,137,902
		4,224,321
Interactive Media & Services (4.8%)
Akamai Technologies, Inc. (c)	6,262	458,065
Alphabet, Inc. - Class A (c)	11,102	13,401,002
Alphabet, Inc. - Class C (c)	11,398	13,603,171
eBay, Inc. (c)	34,547	1,140,742
Facebook, Inc. - Class A (c)	89,571	14,730,847
Twitter, Inc. (c)	26,739	760,992
VeriSign, Inc. (c)	3,985	638,078
		44,732,897
IT Services (4.6%)
Accenture PLC - Class A (b)	23,798	4,050,420
Alliance Data Systems Corp.	1,816	428,867
Automatic Data Processing, Inc.	16,270	2,451,238
Broadridge Financial Solutions, Inc.	4,320	570,024
Cognizant Technology Solutions Corp. - Class A	21,550	1,662,582
DXC Technology Co.	10,442	976,536
Fidelity National Information Services, Inc.	12,212	1,331,963
Fiserv, Inc. (c)	15,039	1,238,913
FleetCor Technologies, Inc. (c)	3,260	742,758
Gartner, Inc. (c)	3,410	540,485
Global Payments, Inc.	5,875	748,475
International Business Machines Corp.	33,900	5,126,019
Mastercard, Inc. - Class A	33,883	7,542,695
Paychex, Inc.	11,867	874,004
PayPal Holdings, Inc. (c)	43,962	3,861,622
The Western Union Co.	16,611	316,606
Total System Services, Inc.	6,138	606,066
Visa, Inc. - Class A	65,986	9,903,839
		42,973,112
Office Electronics (0.0%)
Xerox Corp.	8,242	222,369

Semiconductors & Semiconductor Equipment (3.8%)
Advanced Micro Devices, Inc. (c)	31,862	984,217
Analog Devices, Inc.	13,804	1,276,318

See accompanying notes to investments in securities.

Applied Materials, Inc.	36,508	$1,411,034
Broadcom, Inc.	16,033	3,955,822
Intel Corp.	171,254	8,098,602
KLA-Tencor Corp.	5,739	583,714
Lam Research Corp.	5,852	887,748
Microchip Technology, Inc.	8,654	682,887
Micron Technology, Inc. (c)	43,075	1,948,282
NVIDIA Corp.	22,582	6,345,994
Qorvo, Inc. (c)	4,637	356,539
QUALCOMM, Inc.	52,234	3,762,415
Skyworks Solutions, Inc.	6,647	602,949
Texas Instruments, Inc.	36,107	3,873,920
Xilinx, Inc.	9,393	753,037
		35,523,478
Software (6.3%)
Activision Blizzard, Inc.	28,316	2,355,608
Adobe Systems, Inc. (c)	18,186	4,909,311
ANSYS, Inc. (c)	3,130	584,309
Autodesk, Inc. (c)	8,119	1,267,457
CA, Inc.	11,591	511,743
Cadence Design Systems, Inc. (c)	10,454	473,775
Citrix Systems, Inc. (c)	4,774	530,678
Electronic Arts, Inc. (c)	11,321	1,364,067
Intuit, Inc.	9,607	2,184,632
Microsoft Corp.	284,800	32,572,576
Oracle Corp.	104,981	5,412,820
Red Hat, Inc. (c)	6,544	891,816
Salesforce.com, Inc. (c)	28,104	4,469,379
Symantec Corp.	23,084	491,228
Synopsys, Inc. (c)	5,479	540,284
Take-Two Interactive Software, Inc. (c)	4,211	581,076
		59,140,759
Technology Hardware Storage & Peripherals (0.3%)
Hewlett Packard Enterprise Co.	54,657	891,456
HP, Inc.	58,771	1,514,528
		2,405,984
Materials (2.3%)
Chemicals (1.7%)
Air Products & Chemicals, Inc.	8,090	1,351,435
Albemarle Corp.	4,028	401,914
CF Industries Holdings, Inc.	8,643	470,525
DowDuPont, Inc.	85,696	5,511,110
Eastman Chemical Co.	5,247	502,243
Ecolab, Inc.	9,442	1,480,317
FMC Corp.	4,903	427,444
International Flavors & Fragrances, Inc.	3,404	473,564
LyondellBasell Industries NV - Class A (b)	11,857	1,215,461
PPG Industries, Inc.	8,988	980,860
Praxair, Inc.	10,665	1,714,185
The Mosaic Co.	13,084	424,968
The Sherwin-Williams Co.	3,116	1,418,434
		16,372,460
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	2,322	422,488
Vulcan Materials Co.	4,892	543,990
		966,478
Containers & Packaging (0.3%)
Ball Corp.	12,773	561,884
International Paper Co.	15,185	746,343
Packaging Corp. of America	3,460	379,527
Sealed Air Corp.	5,898	236,805
WestRock Co.	9,454	505,222
		2,429,781

See accompanying notes to investments in securities.

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	53,816	$749,119
Newmont Mining Corp.	19,810	598,262
Nucor Corp.	11,749	745,474
		2,092,855
Real Estate (2.6%)
Health Care REITs (0.2%)
HCP, Inc.	17,449	459,258
Ventas, Inc.	13,201	717,870
Welltower, Inc.	13,817	888,709
		2,065,837
Hotels & Resort REITs (0.1%)
Host Hotels & Resorts, Inc.	27,546	581,221

Industrial REITs (0.2%)
Duke Realty Corp.	13,252	375,959
ProLogis, Inc.	23,380	1,584,930
		1,960,889
Office REITs (0.2%)
Alexandria Real Estate Equities, Inc.	3,928	494,103
Boston Properties, Inc.	5,750	707,768
SL Green Realty Corp.	3,204	312,486
Vornado Realty Trust	6,399	467,127
		1,981,484
Real Estate Services (0.1%)
CBRE Group, Inc. - Class A (c)	11,736	517,558

Residential REITs (0.4%)
Apartment Investment & Management Co. - Class A	5,757	254,056
AvalonBay Communities, Inc.	5,125	928,394
Equity Residential	13,666	905,509
Essex Property Trust, Inc.	2,490	614,308
Mid-America Apartment Communities, Inc.	4,190	419,754
UDR, Inc.	9,856	398,478
		3,520,499
Retail REITs (0.4%)
Federal Realty Investment Trust	2,700	341,469
Kimco Realty Corp.	15,650	261,981
Realty Income Corp.	10,772	612,819
Regency Centers Corp.	6,292	406,904
Simon Property Group, Inc.	11,484	2,029,797
The Macerich Co.	3,895	215,354
		3,868,324
Specialized REITs (1.0%)
American Tower Corp.	16,373	2,378,997
Crown Castle International Corp.	15,407	1,715,261
Digital Realty Trust, Inc.	7,597	854,510
Equinix, Inc.	2,949	1,276,593
Extra Space Storage, Inc.	4,620	400,277
Iron Mountain, Inc.	10,573	364,980
Public Storage	5,611	1,131,346
SBA Communications Corp. (c)	4,290	689,103
Weyerhaeuser Co.	28,140	908,078
		9,719,145
Utilities (2.8%)
Electric Utilities (1.6%)
Alliant Energy Corp.	8,591	365,719
American Electric Power Co., Inc.	18,307	1,297,600
Duke Energy Corp.	26,457	2,117,089
Edison International	12,100	818,928
Entergy Corp.	6,701	543,652
Eversource Energy	11,769	723,087
Exelon Corp.	35,874	1,566,259

See accompanying notes to investments in securities.

FirstEnergy Corp.	18,051	$670,956
NextEra Energy, Inc.	17,516	2,935,682
PG&E Corp. (c)	19,207	883,714
Pinnacle West Capital Corp.	4,150	328,597
PPL Corp.	25,982	760,233
The Southern Co.	37,665	1,642,194
Xcel Energy, Inc.	18,907	892,600
		15,546,310
Gas Utilities (0.1%)
ONEOK, Inc.	15,273	1,035,357

Independent Power Producers & Energy Traders (0.1%)
AES Corp.	24,575	344,050
NRG Energy, Inc.	11,208	419,179
		763,229
Multi-Utilities (0.9%)
Ameren Corp.	9,004	569,233
CenterPoint Energy, Inc.	18,278	505,387
CMS Energy Corp.	10,449	512,001
Consolidated Edison, Inc.	11,554	880,299
Dominion Energy, Inc.	24,281	1,706,469
DTE Energy Co.	6,720	733,354
NiSource, Inc.	13,483	335,996
Public Service Enterprise Group, Inc.	18,767	990,710
SCANA Corp.	5,251	204,211
Sempra Energy	10,156	1,155,245
WEC Energy Group, Inc.	11,719	782,360
		8,375,265
Water Utilities (0.1%)
American Water Works Co., Inc.	6,620	582,361
Total common stocks (cost: $329,735,345)		913,159,461

Short-Term Securities (2.1%)
Investment Companies (2.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.970%	19,389,499	19,389,499
Total short-term securities (cost: $19,389,499)		19,389,499
Total investments in securities (cost: $349,124,844) (e)		932,548,960
Liabilities in excess of cash and other assets (0.0%)		(334,097)
Total net assets (100.0%)		$932,214,863

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Foreign security: The Fund held 3.5% of net assets in foreign securities at September 30, 2018.
(c)	Non-income producing security.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2018, securities with an aggregate market value of $7,900,900 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 500® E-Mini Index Future	December 2018	123	Long	18,010,030	$17,951,850	$(58,180)

(e)	At September 30, 2018 the cost of investments for federal income tax purposes was $351,746,344. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

	Gross unrealized appreciation	$589,602,853
	Gross unrealized depreciation	(8,858,417)
	Net unrealized appreciation	$580,744,436

See accompanying notes to investments in securities.

SFT International Bond Fund (formerly SFT Advantus International Bond Fund)

Investments in Securities

September 30, 2018

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (41.0%)
Argentina (2.4%)
Government (2.4%)
Argentina POM Politica Monetaria (ARS)
43.077%, 06/21/20 (c) (d)	160,000	$4,664
Argentine Bonos del Tesoro (ARS)
15.500%, 10/17/26	59,411,000	1,080,528
16.000%, 10/17/23	29,346,000	582,682
18.200%, 10/03/21	28,501,000	556,572
Bonos de la Nacion Argentina con Ajuste por CER (ARS)
4.000%, 03/06/20	58,000	1,638
Bonos De La Nacion Argentina En Moneda Dua (USD)
4.500%, 02/13/20	369,000	345,015
		2,571,099
Brazil (3.5%)
Government (3.5%)
Brazil Letras do Tesouro Nacional (BRL)
9.907%, 07/01/21 (c)	4,460,000	861,028
Brazil Notas do Tesouro Nacional Serie F (BRL)
10.000%, 01/01/21	4,840,000	1,225,831
10.000%, 01/01/23	5,209,000	1,269,158
10.000%, 01/01/27	1,730,000	397,947
		3,753,964
Ghana (1.5%)
Government (1.5%)
Ghana Government Bond (GHS)
18.750%, 01/24/22	960,000	186,595
19.000%, 11/02/26	2,890,000	534,990
19.750%, 03/25/24	960,000	186,803
19.750%, 03/15/32	2,890,000	541,439
21.500%, 03/09/20	100,000	21,088
24.500%, 06/21/21	50,000	11,000
24.750%, 03/01/21	100,000	22,186
24.750%, 07/19/21	160,000	35,308
Republic of Ghana Government Bonds (GHS)
16.250%, 05/17/21	130,000	24,095
16.500%, 03/22/21	100,000	18,766
17.600%, 11/28/22	50,000	9,393
18.250%, 09/21/20	50,000	10,039
		1,601,702
Indonesia (8.6%)
Government (8.6%)
Indonesia Treasury Bond (IDR)
6.125%, 05/15/28	228,000,000	13,265
7.000%, 05/15/27	49,134,000,000	3,049,958
8.375%, 03/15/24	21,929,000,000	1,481,898
8.375%, 09/15/26	25,590,000,000	1,729,765
8.750%, 05/15/31	13,084,000,000	899,983
9.000%, 03/15/29	5,228,000,000	367,109
9.500%, 07/15/23	18,680,000,000	1,308,859
10.000%, 09/15/24	1,959,000,000	141,168
10.000%, 02/15/28	76,000,000	5,604
10.250%, 07/15/22	2,658,000,000	189,850
10.500%, 08/15/30	1,070,000,000	82,977
11.500%, 09/15/19	466,000,000	32,396
		9,302,832
Mexico (8.2%)
Government (8.2%)
Mexican Bonos (MXN)
5.000%, 12/11/19	100,870,000	5,215,728
6.500%, 06/10/21	20,100,000	1,042,103

See accompanying notes to investments in securities.

8.000%, 06/11/20	44,930,000	$2,410,627
Mexican Udibonos (MXN)
2.500%, 12/10/20	1,685,031	88,011
4.000%, 06/13/19	2,106,289	112,693
		8,869,162
Philippines (0.7%)
Government (0.7%)
Philippine Government Bond (PHP)
3.375%, 08/20/20	1,600,000	28,072
3.875%, 11/22/19	41,660,000	755,199
		783,271
South Korea (15.5%)
Government (15.5%)
Korea Treasury Bond (KRW)
1.375%, 09/10/21	708,200,000	625,915
1.500%, 06/10/19	2,690,600,000	2,420,941
1.875%, 03/10/22	200,000,000	178,819
2.000%, 03/10/21	2,212,310,000	1,993,895
2.000%, 09/10/22	2,371,000,000	2,123,294
3.000%, 03/10/23	967,000,000	900,379
3.000%, 09/10/24	2,419,000,000	2,266,969
3.375%, 09/10/23	2,729,000,000	2,594,246
3.500%, 03/10/24	1,785,000,000	1,709,769
3.750%, 06/10/22	1,792,000,000	1,707,410
4.250%, 06/10/21	139,300,000	132,726
		16,654,363
Ukraine (0.6%)
Government (0.6%)
Ukraine Government International Bond (USD)
0.00%, 05/31/40 (d) (e)	1,143,000	599,869
Total long-term debt securities (cost: $49,923,067)		44,136,262

Short-Term Securities (63.7%)
Argentina (0.9%)
Argentina Treasury Bill (ARS)
1.896%, 03/29/19 (c)	1,777,000	43,145
3.101%, 10/12/18 (c)	317,000	8,629
50.507%, 09/30/19 (c)	29,230,000	729,406
Bonos de la Nacion Argentina con Ajuste por CER (ARS)
3.750%, 02/08/19 (c)	2,011,000	59,960
Letras Del Banco Central De La Republica Argentina (ARS)
1.000%, 10/17/18 (c)	1,421,000	34,108
25.100%, 10/17/18 (c)	2,202,000	52,854
39.800%, 11/21/18 (c)	150,000	3,454
42.000%, 11/21/18 (c)	357,000	8,220
42.100%, 11/21/18 (c)	238,000	5,480
		945,256
Mexico (11.5%)
Mexican Cetes (MXN)
7.341%, 10/11/18 (c)	204,800	10,921
7.371%, 10/11/18 (c)	9,688,700	516,662
7.432%, 12/06/18 (c)	410,000	21,602
7.756%, 12/06/18 (c)	1,851,000	97,526
Mexico Cetes (MXN)
7.746%, 10/25/18 (c)	20,696,700	1,100,456
7.919%, 11/08/18 (c)	363,000	19,243
7.943%, 01/31/19 (c)	3,037,700	158,097
7.949%, 11/22/18 (c)	270,800	14,312
8.010%, 12/06/18 (c)	9,113,200	480,158
8.020%, 03/28/19 (c)	6,074,200	312,278
8.030%, 11/08/18 (c)	3,847,900	203,980
8.030%, 03/28/19 (c)	10,632,100	546,603
8.040%, 03/28/19 (c)	3,037,700	156,170
8.050%, 05/23/19 (c)	9,113,300	462,891
8.060%, 05/23/19 (c)	2,278,300	115,722
8.081%, 01/31/19 (c)	399,200	20,776

See accompanying notes to investments in securities.

8.101%, 01/31/19 (c)	2,278,000	$118,558
8.111%, 01/31/19 (c)	3,532,600	183,854
8.111%, 02/14/19 (c)	16,797,300	871,545
8.111%, 03/28/19 (c)	1,518,700	78,077
8.121%, 05/23/19 (c)	19,110,600	970,683
8.121%, 02/14/19 (c)	846,900	43,942
8.131%, 03/28/19 (c)	2,293,900	117,931
8.131%, 05/23/19 (c)	2,126,200	107,996
8.142%, 02/28/19 (c)	9,798,500	506,849
8.142%, 03/28/19 (c)	5,485,900	282,034
8.162%, 02/28/19 (c)	952,800	49,286
8.172%, 03/14/19 (c)	5,599,100	288,740
8.172%, 05/23/19 (c)	8,228,800	417,965
8.182%, 02/14/19 (c)	11,279,200	585,233
8.201%, 05/23/19 (c)	6,479,000	329,087
8.202%, 07/18/19 (c)	21,943,400	1,101,239
8.213%, 07/04/19 (c)	8,167,100	411,101
8.223%, 07/04/19 (c)	7,000,900	352,399
8.223%, 09/12/19 (c)	8,228,800	408,050
8.243%, 05/23/19 (c)	5,599,100	284,395
8.248%, 07/18/19 (c)	8,556,600	429,417
8.263%, 09/12/19 (c)	5,599,100	277,649
		12,453,427
Philippines (0.4%)
Philippine Treasury Bill (PHP)
2.584%, 12/05/18 (c)	2,430,000	44,634
2.867%, 12/12/18 (c)	2,580,000	47,349
2.962%, 12/05/18 (c)	2,770,000	50,879
2.985%, 12/12/18 (c)	3,040,000	55,792
2.989%, 11/28/18 (c)	4,180,000	76,841
3.264%, 03/06/19 (c)	1,220,000	22,144
3.495%, 03/13/19 (c)	3,870,000	70,176
3.651%, 03/20/19 (c)	3,990,000	72,279
		440,094
United States (50.9%)
Federal Home Loan Bank (USD)
2.028%, 10/01/18 (c)	36,930,000	36,930,000
U.S. Treasury Bill (USD)
2.126%, 11/23/18 (c)	18,000,000	17,944,118
		54,874,118
Total short-term securities (cost: $68,458,534)		68,712,895
Total investments in securities (cost: $118,381,601) (f)		112,849,157
Liabilities in excess of cash and other assets (-4.7%)		(5,053,948)
Total net assets (100.0%)		$107,795,209

See accompanying notes to investments in securities.

Foreign Forward Currency Contracts

On September 30, 2018, SFT International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates.  Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Settlement Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
10/04/18	18,750	EUR	21,854	USD	$73	$—	GSC
10/04/18	22,000,000	JPY	199,054	USD	5,337	—	JPM
10/05/18	1,285,695	EUR	1,509,277	USD	15,596	—	BOA
10/05/18	725,882	EUR	848,237	USD	4,929	—	DBK
10/05/18	1,449,000,000	KRW	1,296,064	USD	—	(10,369)	HSB
10/05/18	1,306,583	USD	1,449,000,000	KRW	—	(149)	HSB
10/05/18	366,500	EUR	428,380	USD	2,591	—	JPM
10/05/18	29,920,000	JPY	286,020	USD	22,545	—	SCB
10/09/18	111,700	AUD	86,007	USD	5,185	—	CIT
10/09/18	20,800,000	JPY	187,170	USD	3,949	—	HSB
10/09/18	58,343	USD	3,868,000	INR	—	(5,019)	JPS
10/09/18	228,417	EUR	268,303	USD	2,853	—	UBS
10/10/18	6,569,760,000	KRW	5,885,036	USD	—	(39,431)	HSB
10/10/18	1,578,954	EUR	1,868,897	USD	33,806	—	HSB
10/11/18	57,903,900	JPY	527,593	USD	17,464	—	BCB
10/11/18	1,902,518	USD	132,044,244	INR	—	(82,574)	JPS
10/11/18	279,196	EUR	324,175	USD	—	(337)	JPM
10/11/18	279,196	EUR	331,288	USD	6,776	—	JPM
10/11/18	238,750	AUD	171,448	USD	—	(1,304)	JPM
10/12/18	9,980,000	JPY	90,321	USD	2,392	—	CIT
10/12/18	717,825	EUR	846,725	USD	12,326	—	DBK
10/12/18	1,897,831	USD	132,032,118	INR	—	(78,282)	JPS
10/12/18	61,770,000	JPY	556,888	USD	12,660	—	JPM
10/12/18	318,262	AUD	226,773	USD	—	(3,512)	JPM
10/12/18	159,238	AUD	118,490	USD	3,270	—	JPM
10/15/18	119,438	EUR	141,252	USD	2,385	—	BOA
10/15/18	12,300,000	JPY	111,333	USD	2,940	—	CIT
10/15/18	11,479,667	JPY	103,955	USD	2,791	—	CIT
10/15/18	3,074,985	EUR	3,562,985	USD	—	(12,204)	CIT
10/15/18	656,229	AUD	465,906	USD	—	(8,933)	CIT
10/15/18	78,270	EUR	92,550	USD	1,548	—	GSC
10/15/18	760,000	AUD	575,305	USD	25,379	—	JPM
10/15/18	35,616	EUR	41,394	USD	—	(15)	JPM
10/15/18	760,000	AUD	541,959	USD	—	(7,967)	JPM
10/16/18	294,825	EUR	335,897	USD	—	(6,913)	BOA
10/16/18	763,000,000	KRW	716,432	USD	28,234	—	CIT
10/16/18	107,000	EUR	125,768	USD	1,353	—	GSC
10/16/18	602,000	EUR	708,190	USD	8,209	—	HSB
10/16/18	371,431	USD	25,664,000	INR	—	(17,928)	HSB
10/17/18	33,230,000	JPY	297,363	USD	4,483	—	BCB
10/17/18	35,690,000	JPY	319,504	USD	4,942	—	HSB
10/17/18	160,000	EUR	182,224	USD	—	(3,832)	SCB
10/18/18	307,741	EUR	359,799	USD	1,915	—	BOA
10/18/18	13,699,267	JPY	123,079	USD	2,329	—	GSC
10/18/18	168,000	EUR	197,994	USD	2,620	—	GSC
10/18/18	200,000	AUD	143,520	USD	—	(1,200)	JPM
10/19/18	11,280,000	JPY	100,909	USD	1,477	—	BCB
10/19/18	849,055	USD	58,640,000	INR	—	(41,635)	JPS
10/19/18	154,900,000	JPY	1,385,553	USD	20,114	—	JPM
10/22/18	246,460	EUR	289,184	USD	2,477	—	GSC
10/22/18	74,662,400	JPY	666,376	USD	8,088	—	HSB
10/22/18	4,111,000	AUD	2,956,631	USD	—	(18,191)	JPM
10/22/18	365,500	EUR	428,212	USD	3,027	—	MSC
10/22/18	20,675	EUR	24,232	USD	181	—	UBS
10/23/18	110,840,000	JPY	987,619	USD	10,288	—	JPM
10/23/18	642,000	EUR	749,956	USD	3,060	—	JPM
10/23/18	233,500	EUR	270,326	USD	—	(1,325)	MSC
10/24/18	815,540	EUR	950,536	USD	1,673	—	DBK
10/24/18	194,269	USD	13,424,000	INR	—	(9,548)	JPS
10/24/18	317,000	EUR	373,077	USD	4,255	—	SCB
10/25/18	1,514,253	EUR	1,781,019	USD	19,082	—	HSB
10/25/18	317,259	EUR	373,415	USD	4,263	—	JPM
10/26/18	42,092,130	JPY	385,798	USD	14,572	—	BCB
10/26/18	471,708	USD	32,918,166	INR	—	(18,849)	DBK

See accompanying notes to investments in securities.

Settlement Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
10/29/18	1,416,728	EUR	1,667,672	USD	$18,702	$—	BOA
10/30/18	536,000,000	KRW	501,638	USD	17,955	—	HSB
10/30/18	287,427	USD	20,094,000	INR	—	(11,128)	HSB
10/30/18	157,194	USD	10,920,000	INR	—	(7,040)	HSB
10/31/18	1,416,728	EUR	1,671,058	USD	21,833	—	BOA
10/31/18	60,350,000	JPY	547,303	USD	14,863	—	BCB
10/31/18	690,867	EUR	810,266	USD	6,022	—	BCB
10/31/18	130,740	EUR	153,858	USD	1,662	—	DBK
10/31/18	52,800,000	JPY	478,886	USD	13,055	—	GSC
10/31/18	77,000	EUR	90,361	USD	725	—	GSC
10/31/18	130,500	EUR	153,535	USD	1,618	—	GSC
10/31/18	14,825,000	JPY	131,532	USD	738	—	MSC
10/31/18	633,107	EUR	742,381	USD	5,376	—	SCB
11/02/18	535,000	EUR	632,480	USD	9,585	—	JPM
11/05/18	37,500	EUR	44,109	USD	438	—	GSC
11/06/18	76,884	EUR	89,981	USD	438	—	CIT
11/06/18	346,489	USD	24,082,000	INR	—	(15,642)	JPS
11/08/18	28,499,020	JPY	257,293	USD	5,714	—	CIT
11/08/18	111,700	AUD	82,464	USD	1,625	—	CIT
11/08/18	358,966	EUR	417,458	USD	—	(680)	JPM
11/09/18	335,000	EUR	391,503	USD	1,251	—	BCB
11/09/18	239,311	EUR	279,657	USD	876	—	JPM
11/13/18	73,009,666	JPY	661,023	USD	16,286	—	CIT
11/13/18	656,229	AUD	466,001	USD	—	(8,940)	CIT
11/13/18	238,750	AUD	176,830	USD	4,037	—	JPM
11/14/18	158,000	EUR	184,380	USD	249	—	HSB
11/14/18	35,002	EUR	40,773	USD	—	(18)	JPM
11/15/18	1,020,000,000	KRW	953,940	USD	32,898	—	CIT
11/16/18	7,332,500	JPY	66,560	USD	1,794	—	CIT
11/16/18	115,000	EUR	131,881	USD	—	(2,160)	DBK
11/16/18	1,496,834	EUR	1,715,603	USD	—	(29,068)	JPM
11/16/18	760,000	AUD	551,460	USD	1,403	—	JPM
11/19/18	307,741	EUR	360,682	USD	1,902	—	BOA
11/19/18	11,280,000	JPY	101,129	USD	1,474	—	BCB
11/19/18	610,000,000	KRW	571,375	USD	20,463	—	DBK
11/19/18	13,699,266	JPY	123,358	USD	2,329	—	GSC
11/20/18	48,327,275	JPY	438,561	USD	11,574	—	BOA
11/20/18	935,351	EUR	1,071,023	USD	—	(19,542)	JPM
11/20/18	170,000	AUD	122,936	USD	—	(107)	JPM
11/21/18	74,400,375	JPY	665,293	USD	7,894	—	BOA
11/21/18	1,071,500,000	KRW	1,004,312	USD	36,521	—	CIT
11/21/18	317,259	EUR	363,600	USD	—	(6,334)	JPM
11/23/18	1,464,000,000	KRW	1,303,825	USD	—	(18,587)	CIT
11/23/18	403,000	AUD	294,541	USD	2,851	—	CIT
11/23/18	20,675	EUR	23,799	USD	—	(312)	UBS
11/23/18	33,313	EUR	38,345	USD	—	(506)	UBS
11/26/18	74,602,500	JPY	679,545	USD	20,121	—	BOA
11/26/18	64,764,000	JPY	590,621	USD	18,161	—	BOA
11/26/18	2,275,168	USD	161,582,400	INR	—	(60,838)	JPS
11/26/18	142,170,490	JPY	1,295,433	USD	38,763	—	JPM
11/28/18	130,500	EUR	152,424	USD	172	—	GSC
11/28/18	60,993,500	JPY	551,935	USD	12,724	—	JPM
11/29/18	54,600,000	JPY	493,573	USD	10,849	—	BCB
11/29/18	38,472,000	JPY	348,946	USD	8,811	—	DBK
11/29/18	130,792	EUR	153,458	USD	854	—	DBK
11/29/18	77,440,000	JPY	701,908	USD	17,253	—	HSB
11/29/18	645,663	EUR	756,672	USD	3,331	—	SCB
11/30/18	345,433	EUR	406,770	USD	3,697	—	BCB
11/30/18	14,825,000	JPY	133,875	USD	2,796	—	BNP
11/30/18	262,000	EUR	309,113	USD	3,395	—	BNP
11/30/18	262,000	EUR	308,200	USD	2,482	—	BNP
11/30/18	1,494,000,000	KRW	1,394,906	USD	44,996	—	DBK
11/30/18	50,203,538	JPY	454,589	USD	10,702	—	DBK
11/30/18	8,800,000	JPY	79,735	USD	1,928	—	JPM
11/30/18	616,157	EUR	724,015	USD	5,044	—	UBS
12/04/18	18,750	EUR	21,958	USD	72	—	GSC
12/04/18	73,808,000	JPY	667,764	USD	14,962	—	HSB
12/04/18	22,000,000	JPY	199,925	USD	5,343	—	JPM

See accompanying notes to investments in securities.

Settlement Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
12/06/18	3,236,680	EUR	3,761,890	USD	$—	$(16,952)	SCB
12/07/18	743,085	EUR	869,499	USD	1,852	—	BOA
12/07/18	725,882	EUR	849,420	USD	1,860	—	DBK
12/07/18	51,000	EUR	59,702	USD	153	—	GSC
12/07/18	158,417	EUR	185,458	USD	487	—	UBS
12/10/18	46,300,000	JPY	419,650	USD	9,884	—	CIT
12/10/18	3,116,000	EUR	3,652,606	USD	13,138	—	DBK
12/11/18	91,710,000	JPY	829,977	USD	18,236	—	CIT
12/11/18	607,000,000	KRW	571,536	USD	22,831	—	DBK
12/11/18	69,400,000	JPY	628,168	USD	13,896	—	HSB
12/12/18	22,100,000	JPY	200,205	USD	4,573	—	DBK
12/12/18	717,825	EUR	838,822	USD	231	—	DBK
12/12/18	66,670,000	JPY	603,895	USD	13,724	—	HSB
12/13/18	17,886,000	JPY	161,709	USD	3,363	—	CIT
12/13/18	55,874	EUR	65,145	USD	—	(136)	CIT
12/13/18	658,543	AUD	467,730	USD	—	(9,001)	CIT
12/14/18	224,570	USD	16,470,000	INR	642	—	DBK
12/14/18	13,582,000	JPY	122,828	USD	2,573	—	JPM
12/14/18	35,002	EUR	40,865	USD	—	(35)	JPM
12/14/18	14,666,000	JPY	132,484	USD	2,631	—	SCB
12/17/18	78,270	EUR	92,132	USD	646	—	GSC
12/18/18	48,327,275	JPY	435,773	USD	7,702	—	BOA
12/18/18	307,741	EUR	361,496	USD	1,755	—	BOA
12/18/18	104,863,100	JPY	960,703	USD	31,850	—	CIT
12/18/18	46,870,000	JPY	430,545	USD	15,382	—	DBK
12/18/18	13,701,737	JPY	123,633	USD	2,266	—	GSC
12/18/18	46,950,000	JPY	430,862	USD	14,990	—	HSB
12/18/18	26,000,000	JPY	233,954	USD	3,652	—	JPM
12/18/18	18,200,000	JPY	163,663	USD	2,452	—	MSC
12/19/18	63,794	USD	4,419,000	INR	—	(3,404)	CIT
12/19/18	15,430,000	JPY	138,603	USD	1,913	—	DBK
12/20/18	508,500,000	KRW	473,045	USD	13,212	—	CIT
12/28/18	345,433	EUR	410,000	USD	5,775	—	BCB
12/28/18	22,797,000	JPY	203,118	USD	973	—	DBK
12/28/18	79,556,500	JPY	708,816	USD	3,374	—	JPM
01/10/19	1,449,000,000	KRW	1,309,061	USD	—	(2,408)	HSB
01/11/19	62,600,000	JPY	569,132	USD	13,313	—	BCB
01/11/19	10,873,000	JPY	98,819	USD	2,278	—	GSC
01/16/19	21,600,000	JPY	198,529	USD	6,666	—	JPM
01/18/19	72,141	USD	5,058,000	INR	—	(3,260)	DBK
01/18/19	989,208	USD	69,355,833	INR	—	(44,708)	DBK
01/22/19	45,710,000	JPY	422,458	USD	16,237	—	SCB
01/24/19	27,530,000	JPY	254,733	USD	10,035	—	BCB
01/24/19	10,020,000	JPY	92,394	USD	3,332	—	DBK
01/25/19	32,786,000	JPY	304,397	USD	12,958	—	CIT
01/25/19	51,000,000	JPY	473,103	USD	19,757	—	JPM
01/31/19	64,982,551	JPY	610,337	USD	32,413	—	HSB
02/14/19	11,479,667	JPY	108,358	USD	6,145	—	CIT
02/15/19	15,430,000	JPY	147,229	USD	9,832	—	BCB
02/15/19	8,030,000	JPY	73,421	USD	1,917	—	JPM
02/15/19	760,000	AUD	560,481	USD	9,872	—	JPM
02/19/19	2,133,000,000	KRW	1,908,896	USD	—	(24,997)	HSB
02/19/19	22,910,000	JPY	209,595	USD	5,526	—	HSB
02/19/19	200,995,000	JPY	1,840,057	USD	49,706	—	JPM
02/19/19	13,769,800	JPY	125,431	USD	2,777	—	SCB
02/21/19	23,068,000	JPY	211,829	USD	6,319	—	CIT
02/21/19	97,530,600	JPY	895,606	USD	26,715	—	CIT
02/21/19	97,305,000	JPY	893,830	USD	26,948	—	DBK
03/06/19	6,536,456	USD	27,884,523	BRL	353,528	—	JPM
03/20/19	35,200,000	JPY	318,020	USD	3,727	—	CIT
03/25/19	29,220,000	JPY	263,645	USD	2,638	—	JPM
03/25/19	52,556,000	JPY	473,682	USD	4,227	—	SCB
03/26/19	77,666,000	JPY	699,771	USD	5,964	—	CIT
03/26/19	75,119,000	JPY	676,949	USD	5,895	—	DBK
03/26/19	96,755,000	JPY	870,804	USD	6,471	—	HSB
					$1,685,256	$(655,320)

See accompanying notes to investments in securities.

At September 30, 2018, the Fund had the following interest rate swap contracts outstanding.

Interest Rate Swap Contracts

Description	Counter-party	Payment Frequency (Pay/Rec)	Maturity Date	Notional Amount	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)(a)
Centrally Cleared Swaps
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.816%	CIT	Quarterly/ Semi-Annually	02/03/25	440,000	$32,367	$—	$32,367
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.914%	CIT	Quarterly/ Semi-Annually	01/22/25	704,000	47,659	—	47,659
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.936%	CIT	Quarterly/ Semi-Annually	01/29/25	320,000	21,267	—	21,267
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.941%	CIT	Quarterly/ Semi-Annually	01/30/25	270,000	17,887	—	17,887
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.969%	CIT	Quarterly/ Semi-Annually	01/23/25	880,000	56,696	—	56,696
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.973%	CIT	Quarterly/ Semi-Annually	01/27/25	1,300,000	83,509	—	83,509
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.977%	CIT	Quarterly/ Semi-Annually	03/27/25	750,000	48,597	—	48,597
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.985%	CIT	Quarterly/ Semi-Annually	03/27/25	750,000	48,272	—	48,272
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.378%	CIT	Quarterly/ Semi-Annually	11/18/46	3,200,000	448,072	—	448,072
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.537%	GSC	Quarterly/ Semi-Annually	04/13/47	1,700,000	185,641	—	185,641
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.695%	CIT	Quarterly/ Semi-Annually	05/09/24	1,704,000	21,948	—	21,948
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.793%	CIT	Quarterly/ Semi-Annually	03/13/47	2,000,000	130,878	—	130,878
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.979%	CIT	Quarterly/ Semi-Annually	02/20/48	1,514,000	43,301	—	43,301
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 3.002%	HSB	Quarterly/ Semi-Annually	02/22/48	1,514,000	36,703	—	36,703
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 3.019%	HSB	Quarterly/ Semi-Annually	02/23/48	1,514,000	31,575	—	31,575
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 3.387%	CIT	Quarterly/ Semi-Annually	05/09/44	2,028,000	(95,706)	—	(95,706)
Net unrealized appreciation (depreciation)					$1,158,666	$—	$1,158,666

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.
(c)	Rate represents annualized yield at date of purchase.
(d)	Variable rate security.
(e)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(f)

At September 30, 2018 the cost of securities for federal income tax purposes was $118,381,601. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$4,271,940
	Gross unrealized depreciation	(7,615,782)
	Net unrealized depreciation	$(3,343,842)

See accompanying notes to investments in securities.

Currency Legend

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GHS	Ghanaian Cedi
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
USD	United States Dollar

Counterparty Legend

BCB	Barclays Bank PLC
BNP	BNP Paribas SA
BOA	Bank of America Merrill Lynch
CIT	Citibank NA
DBK	Deutsche Bank AG
GSC	Goldman Sachs
HSB	HSBC Bank PLC
JPM	JPMorgan Chase Bank NA
JPS	JPMorgan Chase (Singapore)
MSC	Morgan Stanley and Co., Inc.
SCB	Standard Chartered Bank
UBS	UBS AG

See accompanying notes to investments in securities.

SFT Managed Volatility Equity Fund

(formerly SFT Advantus Managed Volatility Equity Fund)

Investments in Securities

September 30, 2018

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Mutual Funds (89.5%)
Investment Companies (89.5%)
iShares Core High Dividend ETF	611,057	$55,325,101
iShares Edge MSCI Minimum Volatility EAFE ETF	1,056,963	76,957,476
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	313,055	18,564,161
iShares Edge MSCI Minimum Volatility USA ETF (b)	1,722,732	98,264,633
iShares MSCI Germany ETF	408,732	12,155,690
iShares Short Maturity Bond ETF	307,895	15,451,711
Total mutual funds (cost: $243,388,887)		276,718,772

Short-Term Securities (10.1%)
Investment Companies (10.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.970%	31,268,586	31,268,586
Total short-term securities (cost: $31,268,586)		31,268,586
Total investments excluding purchased options (99.6%) (cost: $274,657,473)		307,987,358
Total purchased options outstanding (0.0%) (cost: $121,604)		52,050
Total investments in securities (cost: $274,779,077) (c)		308,039,408
Cash and other assets in excess of liabilities (0.4%)		1,085,582
Total net assets (100.0%)		$309,124,990

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2018, securities with an aggregate market value of $ 2,281,600 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 500® E-Mini Index Future	December 2018	209	Long	30,250,622	$30,503,550	$252,928

(c)	At September 30, 2018 the cost of investments for federal income tax purposes was $274,981,619. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

	Gross unrealized appreciation	$33,310,717
	Gross unrealized depreciation	—
	Net unrealized appreciation	$33,310,717

Call Options Purchased:

The Fund had the following call options purchased open at September 30,2018:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
SPX Volatility Index	$20	October 2018	1,735	173,500	$52,050

See accompanying notes to investments in securities.

SFT Mortgage Securities Fund

(formerly SFT Advantus Mortgage Securities Fund)

Investments in Securities

September 30, 2018

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (98.7%)
Government Obligations (71.2%)
Other Government Obligations (0.7%)
Provincial or Local Government Obligations (0.7%)
Ohio State Water Development Authority, 4.817%, 12/01/30	$250,000	$270,300
Texas A&M University, 4.000%, 05/15/31	325,000	329,872
		600,172
U.S. Government Agencies and Obligations (70.5%)
Export-Import Bank of the United States (0.7%)
DY7 Leasing LLC, 2.578%, 12/10/25	151,042	147,555
Export Leasing 2009 LLC, 1.859%, 08/28/21	78,934	77,551
Helios Leasing I LLC
1.825%, 05/16/25	88,453	84,416
2.018%, 05/29/24	132,354	127,998
Union 16 Leasing LLC, 1.863%, 01/22/25	141,895	136,020
		573,540
Federal Home Loan Mortgage Corporation (FHLMC) (12.5%)
2.500%, 03/01/28	133,672	129,859
2.500%, 04/01/28	198,867	193,195
2.764%, 01/25/23 (1-Month USD LIBOR + 0.650%) (b)	162,268	162,682
3.000%, 08/01/42	107,127	103,515
3.000%, 12/01/42	221,881	214,400
3.000%, 01/01/43	301,212	290,850
3.000%, 02/01/43	704,992	681,319
3.000%, 04/01/43	289,707	279,715
3.000%, 10/25/46	344,874	327,388
3.166%, 10/25/29 (1-Month USD LIBOR + 0.950%) (b)	450,000	429,621
3.500%, 10/01/25	87,417	87,976
3.500%, 05/01/32	259,506	260,547
3.500%, 03/01/42	982,522	974,624
3.500%, 08/01/42	247,127	245,137
3.500%, 12/01/44	1,120,807	1,107,614
3.500%, 05/25/45	548,458	536,375
3.500%, 11/01/46	362,654	357,653
4.000%, 09/01/40	357,761	364,419
4.000%, 03/01/41	358,764	365,516
4.000%, 01/01/45	785,638	795,696
4.500%, 04/01/23	30,572	31,568
4.500%, 09/01/40	218,126	227,581
4.500%, 01/01/41	230,469	240,455
4.500%, 03/01/41	250,063	260,902
5.000%, 03/01/23	23,376	24,546
5.000%, 05/01/29	32,631	34,273
5.000%, 08/01/35	36,500	38,755
5.000%, 11/01/35	40,188	42,526
5.000%, 11/01/39	395,666	421,650
5.500%, 06/01/20	9,669	9,753
5.500%, 10/01/20	37,198	37,462
5.500%, 11/01/23	72,326	77,027
5.500%, 05/01/34	146,445	161,686
6.000%, 09/01/22	38,580	39,835
6.000%, 11/01/33	128,089	142,217
6.250%, 12/15/23	45,731	47,697
6.500%, 11/01/32	37,307	41,766
6.766%, 10/25/24 (1-Month USD LIBOR + 4.550%) (b)	191,737	213,008
7.016%, 05/25/28 (1-Month USD LIBOR + 4.800%) (b)	200,000	233,785
		10,234,593
Federal National Mortgage Association (FNMA) (39.9%)
2.500%, 03/01/27	327,853	319,196
2.500%, 11/01/27	159,614	154,142

See accompanying notes to investments in securities.

2.500%, 03/01/28	$359,472	$349,702
3.000%, 09/01/22	91,233	91,080
3.000%, 11/01/27	159,735	158,729
3.000%, 06/01/28	209,062	207,232
3.000%, 10/16/33 (c)	1,700,000	1,678,911
3.000%, 09/01/42	158,146	152,808
3.000%, 03/01/43	117,075	113,019
3.000%, 04/01/43	463,767	448,095
3.000%, 09/01/43	179,370	173,115
3.000%, 01/01/46	498,952	478,135
3.000%, 10/11/48 (c)	1,065,000	1,018,966
3.500%, 11/01/25	50,021	50,381
3.500%, 01/01/26	117,540	118,384
3.500%, 12/01/32	217,161	217,985
3.500%, 11/01/40	209,778	208,061
3.500%, 01/01/41	379,681	376,606
3.500%, 02/01/41	743,517	737,497
3.500%, 11/01/41	349,492	346,661
3.500%, 12/01/41	651,776	646,500
3.500%, 01/01/42	1,536,038	1,523,668
3.500%, 05/01/42	480,205	476,323
3.500%, 08/01/42	441,646	438,070
3.500%, 01/01/43	269,432	267,252
3.500%, 02/01/43	548,994	545,163
3.500%, 05/01/43	927,328	919,507
3.500%, 06/01/45	1,545,692	1,527,908
3.500%, 10/01/45	198,406	196,093
3.500%, 01/01/46	378,122	373,713
3.500%, 01/01/47	911,025	898,884
3.500%, 11/01/47	971,054	957,044
3.500%, 03/01/48	502,655	496,246
3.500%, 10/11/48 (c)	2,575,000	2,533,874
4.000%, 06/25/23	99,226	99,695
4.000%, 12/01/40	142,236	144,711
4.000%, 04/01/41	129,737	132,218
4.000%, 11/01/41	290,329	295,377
4.000%, 06/01/42	767,759	781,122
4.000%, 09/01/43	470,638	477,196
4.000%, 10/01/43	1,131,671	1,156,066
4.000%, 01/01/44	257,315	262,859
4.000%, 08/01/44	204,124	206,795
4.000%, 10/11/48 (c)	2,370,000	2,393,144
4.500%, 04/01/21	2,238	2,276
4.500%, 11/01/23	25,777	26,600
4.500%, 04/01/25	52,634	54,472
4.500%, 05/25/34	537,000	563,479
4.500%, 05/01/35	174,958	181,501
4.500%, 07/01/35	161,216	167,118
4.500%, 09/01/37	196,551	203,954
4.500%, 07/01/47	505,481	524,494
5.000%, 10/01/20	23,795	24,513
5.000%, 06/25/23	93,017	95,930
5.000%, 11/01/33	168,954	179,365
5.000%, 03/01/34	221,430	234,603
5.000%, 05/01/34	40,221	42,700
5.000%, 12/01/34	33,104	35,145
5.000%, 07/01/35	215,145	228,408
5.000%, 03/01/38	98,527	104,575
5.000%, 06/01/39	152,530	162,792
5.000%, 12/01/39	237,842	254,209
5.000%, 06/01/40	77,394	82,345
5.000%, 04/01/41	143,139	152,294
5.500%, 08/01/23	41,470	44,246
5.500%, 02/01/24	60,375	64,417
5.500%, 04/01/33	290,640	315,977
5.500%, 05/01/33	16,056	17,334
5.500%, 01/01/34	39,714	42,895
5.500%, 02/01/34	24,238	26,161

See accompanying notes to investments in securities.

5.500%, 04/01/34	$61,416	$66,252
5.500%, 05/01/34	7,242	7,733
5.500%, 09/01/34	159,628	172,063
5.500%, 10/01/34	65,686	71,344
5.500%, 01/01/35	104,378	113,208
5.500%, 02/01/35	177,668	191,857
5.500%, 06/01/35	10,985	11,858
5.500%, 08/01/35	50,796	54,854
5.500%, 10/01/35	36,320	39,950
5.500%, 11/01/35	7,996	8,625
5.500%, 09/01/36	146,488	158,226
5.866%, 09/25/29 (1-Month USD LIBOR + 3.650%) (b)	250,000	275,748
6.000%, 09/01/32	16,506	18,230
6.000%, 10/01/32	245,660	271,358
6.000%, 11/01/32	202,267	223,411
6.000%, 03/01/33	216,738	239,228
6.000%, 04/01/33	25,722	27,780
6.000%, 12/01/33	59,086	64,995
6.000%, 08/01/34	48,524	52,803
6.000%, 09/01/34	30,864	33,944
6.000%, 11/01/34	13,560	14,638
6.000%, 12/01/34	123,120	135,519
6.000%, 11/01/36	13,072	14,283
6.000%, 01/01/37	143,554	157,960
6.000%, 08/01/37	40,482	44,494
6.000%, 12/01/37	22,977	24,803
6.500%, 11/01/23	35,115	36,396
6.500%, 02/01/32	206,139	228,694
6.500%, 04/01/32	63,443	70,131
6.500%, 05/01/32	18,155	19,904
6.500%, 07/01/32	233,730	260,532
6.500%, 09/01/34	10,703	11,735
6.500%, 11/01/34	7,347	8,087
6.500%, 03/01/35	93,055	103,777
6.500%, 02/01/36	15,000	16,445
6.500%, 09/01/37	81,343	89,179
6.616%, 01/25/24 (1-Month USD LIBOR + 4.400%) (b)	100,000	113,868
7.000%, 09/01/31	84,414	91,152
7.000%, 11/01/31	19,267	21,278
7.000%, 02/01/32	73,811	83,039
7.000%, 07/01/32	13,829	15,114
7.000%, 10/01/37	15,933	16,516
7.500%, 07/25/22	41,663	43,143
7.500%, 04/01/31	23,566	25,490
		32,729,580
Government National Mortgage Association (GNMA) (15.7%)
0.013%, 06/17/45 (b)(d)	167,473	87
0.643%, 07/16/40 (b)(d)	209,231	119
1.000%, 12/20/42	135,641	122,759
3.000%, 09/20/42	421,960	412,360
3.000%, 09/20/44	156,306	152,731
3.000%, 03/15/45	444,747	431,221
3.000%, 04/15/45	1,239,783	1,202,077
3.000%, 05/15/45	124,468	120,714
3.250%, 04/20/33	178,454	176,387
3.250%, 03/20/35	1,127,204	1,114,143
3.250%, 11/20/35	280,060	276,400
3.250%, 01/20/36	1,101,346	1,086,952
3.500%, 11/15/40	91,314	90,955
3.500%, 10/20/43	306,353	306,367
3.500%, 02/20/45	490,975	489,485
3.500%, 03/20/45	734,191	731,961
3.500%, 04/20/45	927,064	924,249
3.500%, 04/20/46	224,655	223,500
3.500%, 10/01/48 (c)	600,000	596,601
3.750%, 03/20/46	245,108	246,685
4.000%, 07/20/31	400,548	410,922
4.000%, 04/20/39	273,164	280,208

See accompanying notes to investments in securities.

4.000%, 12/20/40	$806,765	$826,902
4.000%, 01/15/41	55,544	56,852
4.000%, 02/15/41	397,772	408,520
4.000%, 10/15/41	285,656	292,381
4.000%, 12/20/44	153,542	157,381
4.500%, 06/15/40	277,637	292,510
5.000%, 05/15/33	84,181	89,401
5.000%, 12/15/39	75,990	81,140
5.000%, 01/15/40	662,158	694,041
5.000%, 07/15/40	334,374	350,637
5.500%, 07/15/38	97,742	104,843
5.500%, 10/15/38	132,689	147,548
		12,899,039
U.S. Treasury (1.6%)
U.S. Treasury Note
2.250%, 02/15/27 (e)	150,000	141,193
2.750%, 07/31/23	1,000,000	991,133
2.750%, 02/15/28	200,000	194,992
		1,327,318
Vendee Mortgage Trust (0.1%)
Vendee Mortgage Trust, 7.793%, 02/15/25	35,511	38,014
Total government obligations (cost: $59,769,778)		58,402,256

Asset-Backed Securities (11.1%)
Bank of The West Auto Trust, 3.210%, 04/15/25 (f)	150,000	146,006
Bear Stearns Asset Backed Securities Trust, 3.191%, 02/25/34 (1-Month USD LIBOR + 0.975%) (b)	361,951	360,861
CarMax Auto Owner Trust, 2.950%, 11/15/23	350,000	342,991
Chase Funding Trust
2.776%, 02/25/33 (1-Month USD LIBOR + 0.560%) (b)	155,233	149,229
2.856%, 08/25/32 (1-Month USD LIBOR + 0.640%) (b)	120,225	117,837
Chesapeake Funding II LLC
3.260%, 11/15/29 (f)	375,000	367,738
3.380%, 08/15/29 (f)	275,000	271,005
3.710%, 05/15/29 (f)	100,000	99,595
Commonbond Student Loan Trust, 5.280%, 05/25/41 (f)	117,106	119,179
CountryPlace Manufactured Housing Contract Trust, 5.200%, 12/15/35 (b)(f)	383,172	392,863
Credit-Based Asset Servicing and Securitization LLC, 6.250%, 10/25/36 (f)(g)	49,994	50,033
Earnest Student Loan Program LLC, 2.650%, 01/25/41 (f)	314,760	308,054
Entergy Gulf States Reconstruction Funding 1 LLC, 5.930%, 06/29/22	418,210	430,814
FAN Engine Securitization, Ltd., 3.000%, 10/15/19 (h)(i)(j)	38,637	38,500
FirstEnergy Ohio PIRB Special Purpose Trust, 1.726%, 01/15/22	83,762	83,297
Foursight Capital Automobile Receivables Trust
2.340%, 01/15/21 (f)	61,629	61,473
3.710%, 01/18/22 (f)	285,000	281,331
GM Financial Consumer Automobile Receivables Trust, 2.770%, 07/17/23	150,000	146,562
Invitation Homes 2018-SFR1 Trust
3.408%, 03/17/37 (1-Month USD LIBOR + 1.250%) (b)(f)	500,000	499,999
3.608%, 03/17/37 (1-Month USD LIBOR + 1.450%) (b)(f)	300,000	299,659
Invitation Homes 2018-SFR3 Trust, 3.158%, 07/17/37 (1-Month USD LIBOR + 1.000%) (b)(f)	649,397	653,318
Lehman ABS Manufactured Housing Contract Trust, 5.873%, 04/15/40	21,808	21,966
Morgan Stanley Dean Witter Capital I, Inc., 2.776%, 08/25/32 (1-Month USD LIBOR + 0.560%) (b)	178,343	170,434
PFS Financing Corp., 2.463%, 02/15/22 (1-Month USD LIBOR + 0.400%) (b)(h)	550,000	549,954
Progress Residential 2018-SFR1 Trust, 3.684%, 03/17/35 (f)	500,000	491,153
Progress Residential Trust, 3.565%, 08/17/34 (f)	475,000	462,265
Saxon Asset Securities Trust, 2.756%, 03/25/35 (1-Month USD LIBOR + 0.540%) (b)	270,238	258,218
Towd Point Mortgage Trust
3.000%, 06/25/58 (b)(f)	790,376	766,768
3.750%, 04/25/55 (b)(f)	350,000	339,024
4.403%, 11/25/57 (b)(f)	554,000	572,184
Volvo Financial Equipment LLC Series 2018-1, 3.060%, 12/15/25 (f)	300,000	296,219
Total asset-backed securities (cost: $9,199,376)		9,148,529

Other Mortgage-Backed Securities (15.4%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (7.3%)
Agate Bay Mortgage Trust, 3.821%, 01/25/45 (b)(f)	252,782	246,616
Bear Stearns Mortgage Securities, Inc., 8.000%, 11/25/29	108,433	67,401

See accompanying notes to investments in securities.

Citigroup Mortgage Loan Trust, Inc., 3.000%, 09/25/64 (b)(f)	$457,080	$447,212
COLT 2018-3 Mortgage Loan Trust, 3.692%, 10/26/48 (b)(h)	400,000	400,710
CSMC Trust, 3.500%, 06/25/47 (b)(f)	525,000	495,031
GS Mortgage-Backed Securities Trust, 3.119%, 07/25/44 (b)(f)	385,748	373,361
JP Morgan Mortgage Trust
3.366%, 10/25/46 (b)(f)	324,539	298,766
3.418%, 06/25/29 (b)(f)	269,285	263,441
3.645%, 05/25/43 (b)(f)	371,689	356,415
Prudential Home Mortgage Securities
7.696%, 09/28/24 (b)(f)	648	597
7.900%, 04/28/22 (f)	4,657	4,533
PSMC Trust, 3.500%, 02/25/48 (b)(f)	744,504	733,365
Seasoned Credit Risk Transfer Trust
4.000%, 07/25/56 (b)(f)	572,000	568,097
4.000%, 08/25/56 (b)(f)	200,000	193,497
Sequoia Mortgage Trust
3.196%, 11/25/30 (b)(h)	718,400	700,710
3.714%, 07/25/45 (b)(f)	460,297	451,314
3.876%, 01/25/45 (b)(f)	382,181	378,675
Structured Asset Mortgage Investments, Inc., 1.030%, 05/02/30 (b)	10,577	1,458
		5,981,199
Commercial Mortgage-Backed Securities (8.1%)
BB-UBS Trust, 4.160%, 11/05/36 (b)(f)	500,000	486,689
CFCRE Commercial Mortgage Trust, 3.839%, 12/10/54	500,000	500,116
CSMC Trust, 3.304%, 09/15/37 (f)	400,000	392,649
Irvine Core Office Trust, 2.068%, 05/15/48 (f)	251,429	244,074
JPMorgan Chase Commercial Mortgage Securities Corp., 2.101%, 12/05/27 (b)(d)(h)	3,304,561	69,179
Morgan Stanley Bank of America Merrill Lynch Trust, 3.720%, 12/15/49	225,000	223,700
Morgan Stanley Capital I Trust, 3.451%, 08/05/34 (f)	150,000	148,026
One Market Plaza Trust, 3.614%, 02/10/32 (f)	500,000	497,015
UBS Commercial Mortgage Trust
3.580%, 12/15/50	500,000	489,637
3.724%, 06/15/50	1,500,000	1,461,997
Wells Fargo Commercial Mortgage Trust
2.814%, 08/15/49	540,000	500,444
2.908%, 12/15/34 (1-Month USD LIBOR + 0.750%) (b)(h)	1,000,000	1,000,000
3.637%, 06/15/48	625,000	621,866
		6,635,392
Total other mortgage-backed securities (cost: $13,078,402)		12,616,591

Corporate Obligations (1.0%)
Communications (0.5%)
Telecommunication (0.5%)
Crown Castle Towers LLC, 3.222%, 05/15/42 (f)	425,000	415,752

Financial (0.5%)
Real Estate Investment Trust — Residential (0.5%)
UDR, Inc., 4.000%, 10/01/25	400,000	398,922
Total corporate obligations (cost: $824,320)		814,674
Total long-term debt securities (cost: $82,871,876)		80,982,050

	Shares
Short-Term Securities (11.3%)
Investment Companies (11.3%)
Federated Government Obligations Fund, current rate 1.960% (k)	2,300,000	2,300,000
State Street Institutional U.S. Government Money Market Fund, current rate 1.970% (k)	4,625,732	4,625,732
STIT-Government & Agency Portfolio, current rate 1.970% (k)	2,300,000	2,300,000
Total short-term securities (cost: $9,225,732)		9,225,732
Total investments in securities (cost: $92,097,608) (l)		90,207,782
Liabilities in excess of cash and other assets (-10.0%)		(8,230,005)
Total net assets (100.0%)		$81,977,777

Investments in Securities Legend

(a)        Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)        Variable rate security.

See accompanying notes to investments in securities.

(c)         Security is issued on a when-issued or forward commitment basis. As of September 30, 2018 the total cost of investments issued on a when-issued or forward commitment basis was $8,251,762.

(d)        Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)         Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2018, securities with an aggregate market value of $94,129 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
10 Year U.S. Ultra	December 2018	17	Short	(2,181,659)	$(2,142,000)	$39,659
U.S. Long Bond	December 2018	25	Long	3,618,242	3,512,500	(105,742)
U.S. Ultra Bond	December 2018	3	Short	(480,108)	(462,844)	17,264
					$907,656	$(48,819)

(f)          Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(g)         Step rate security.

(h)        Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program.  This security has been determined to be illiquid.

(i)            Foreign security: The Fund held 0.0% of net assets in foreign securities at September 30, 2018.

(j)           These securities are being fair-valued according to procedures approved by the Board of Trustees.

(k)        All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of September 30, 2018.

(l)            At September 30, 2018 the cost of investments for federal income tax purposes was $92,071,242. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$559,607
Gross unrealized depreciation	(2,471,886)
Net unrealized depreciation	$(1,912,279)

See accompanying notes to investments in securities.

SFT Real Estate Securities Fund

(formerly SFT Advantus Real Estate Securities Fund)

Investments in Securities

September 30, 2018

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.7%)
Consumer Discretionary (1.2%)
Hilton Worldwide Holdings, Inc.	20,200	$1,631,756

Financial (0.7%)
Retail Opportunity Investments Corp.	49,500	924,165

Real Estate (96.8%)
Health Care REITs (8.5%)
HCP, Inc.	139,400	3,669,008
Healthcare Realty Trust, Inc.	12,800	374,528
Healthcare Trust of America, Inc. - Class A	83,200	2,218,944
Physicians Realty Trust	54,100	912,126
Ventas, Inc.	14,696	799,168
Welltower, Inc.	50,200	3,228,864
		11,202,638
Hotels & Resort REITs (3.8%)
Host Hotels & Resorts, Inc.	178,446	3,765,211
RLJ Lodging Trust	12,000	264,360
Sunstone Hotel Investors, Inc.	57,800	945,608
		4,975,179
Industrial REITs (11.1%)
Duke Realty Corp.	147,200	4,176,064
Liberty Property Trust	52,900	2,235,025
ProLogis, Inc.	121,281	8,221,639
		14,632,728
Office REITs (14.6%)
Alexandria Real Estate Equities, Inc.	47,500	5,975,025
Boston Properties, Inc.	44,583	5,487,721
Cousins Properties, Inc.	123,300	1,096,137
Highwoods Properties, Inc.	19,400	916,844
Kilroy Realty Corp.	27,236	1,952,549
SL Green Realty Corp.	39,171	3,820,348
		19,248,624
Residential REITs (23.5%)
American Homes 4 Rent - Class A	79,600	1,742,444
AvalonBay Communities, Inc.	35,826	6,489,880
Camden Property Trust	46,300	4,332,291
Equity Lifestyle Properties, Inc.	11,300	1,089,885
Equity Residential	44,100	2,922,066
Essex Property Trust, Inc.	12,716	3,137,164
Invitation Homes, Inc.	161,900	3,709,129
Mid-America Apartment Communities, Inc.	5,400	540,972
Sun Communities, Inc.	38,200	3,878,828
UDR, Inc.	77,400	3,129,282
		30,971,941
Retail REITs (16.0%)
Agree Realty Corp.	43,500	2,310,720
Federal Realty Investment Trust	9,400	1,188,818
National Retail Properties, Inc.	28,600	1,281,852
Realty Income Corp.	34,900	1,985,461
Regency Centers Corp.	68,214	4,411,400
Simon Property Group, Inc.	45,779	8,091,438
Weingarten Realty Investors	63,200	1,880,832
		21,150,521
Specialized REITs (19.3%)
CyrusOne, Inc.	58,000	3,677,200
Digital Realty Trust, Inc.	56,800	6,388,864
Equinix, Inc.	16,434	7,114,114
Extra Space Storage, Inc.	28,100	2,434,584

See accompanying notes to investments in securities.

Four Corners Property Trust, Inc.	52,900	$1,359,001
Public Storage	12,900	2,601,027
STORE Capital Corp.	66,200	1,839,698
		25,414,488
Total common stocks (cost: $124,069,753)		130,152,040

Short-Term Securities (1.1%)
Investment Companies (1.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.970%	1,469,758	1,469,758
Total short-term securities (cost: $1,469,758)		1,469,758
Total investments in securities (cost: $125,539,511) (b)		131,621,798
Cash and other assets in excess of liabilities (0.2%)		225,930
Total Net Assets (100.0%)		$131,847,728

Investments in Securities Legend

(a)        Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)        At September 30, 2018 the cost of investments for federal income tax purposes was $125,898,173. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$6,879,443
Gross unrealized depreciation	(1,155,818)
Net unrealized appreciation	$5,723,625

Information Classification: Company Internal

See accompanying notes to investments in securities.

SFT IvySM Growth Fund

Investments in Securities

September 30, 2018

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.2%)
Consumer Discretionary (18.6%)
Automobiles (0.4%)
Ferrari NV (b)	16,129	$2,208,221

Internet & Catalog Retail (7.2%)
Amazon.com, Inc. (c)	15,861	31,769,583
Booking Holdings, Inc. (c)	3,600	7,142,400
		38,911,983
Media (0.7%)
Comcast Corp. - Class A	100,900	3,572,869

Specialty Retail (4.2%)
The Home Depot, Inc.	80,500	16,675,575
Ulta Salon Cosmetics & Fragrance, Inc. (c)	22,700	6,404,124
		23,079,699
Textiles, Apparel & Luxury Goods (6.1%)
NIKE, Inc. - Class B	193,900	16,427,208
VF Corp.	181,900	16,998,555
		33,425,763
Consumer Staples (2.6%)
Beverages (1.9%)
Monster Beverage Corp. (c)	176,300	10,274,764

Tobacco (0.7%)
Philip Morris International, Inc.	51,000	4,158,540

Energy (1.0%)
Energy Equipment & Services (1.0%)
Halliburton Co.	141,515	5,735,603

Financial (6.3%)
Capital Markets (6.3%)
CME Group, Inc.	122,100	20,782,641
S&P Global, Inc.	34,895	6,818,134
The Charles Schwab Corp.	134,800	6,625,420
		34,226,195
Health Care (12.9%)
Health Care Equipment & Supplies (5.2%)
ABIOMED, Inc. (c)	11,100	4,992,225
Danaher Corp.	100,700	10,942,062
Intuitive Surgical, Inc. (c)	21,400	12,283,600
		28,217,887
Health Care Providers & Services (2.7%)
UnitedHealth Group, Inc.	56,000	14,898,240

Pharmaceuticals (5.0%)
Elanco Animal Health, Inc. (c)	15,854	553,146
Pfizer, Inc.	265,100	11,682,957
Zoetis, Inc.	161,800	14,814,408
		27,050,511
Industrials (11.4%)
Aerospace & Defense (2.5%)
Lockheed Martin Corp.	15,873	5,491,423
Northrop Grumman Corp.	26,002	8,252,255
		13,743,678
Machinery (4.0%)
Caterpillar, Inc.	66,800	10,186,332

See accompanying notes to investments in securities.

Stanley Black & Decker, Inc.	80,300	$11,759,132
		21,945,464
Professional Services (2.5%)
Verisk Analytics, Inc. (c)	112,600	13,573,930

Road & Rail (2.4%)
JB Hunt Transport Services, Inc.	57,300	6,815,262
Union Pacific Corp.	36,642	5,966,417
		12,781,679
Information Technology (44.2%)
Computers & Peripherals (6.5%)
Apple, Inc.	155,566	35,117,469

Interactive Media & Services (6.0%)
Alphabet, Inc. - Class A (c)	12,200	14,726,376
Alphabet, Inc. - Class C (c)	8,144	9,719,620
Facebook, Inc. - Class A (c)	49,259	8,101,135
		32,547,131
IT Services (12.3%)
FleetCor Technologies, Inc. (c)	17,900	4,078,336
Mastercard, Inc. - Class A	108,200	24,086,402
PayPal Holdings, Inc. (c)	163,100	14,326,704
Visa, Inc. - Class A	164,000	24,614,760
		67,106,202
Semiconductors & Semiconductor Equipment (1.5%)
Microchip Technology, Inc.	46,229	3,647,930
NVIDIA Corp.	16,500	4,636,830
		8,284,760
Software (17.9%)
Adobe Systems, Inc. (c)	60,600	16,358,970
Electronic Arts, Inc. (c)	97,200	11,711,628
Intuit, Inc.	44,600	10,142,040
Microsoft Corp.	334,500	38,256,765
Salesforce.com, Inc. (c)	130,652	20,777,588
		97,246,991
Real Estate (1.2%)
Specialized REITs (1.2%)
American Tower Corp.	44,000	6,393,200
Total common stocks (cost: $361,670,088)		534,500,779

Short-Term Securities (1.9%)
Investment Companies (1.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.970%	10,174,619	10,174,619
Total short-term securities (cost: $10,174,619)		10,174,619
Total investments in securities (cost: $371,844,707) (d)		544,675,398
Liabilities in excess of cash and other assets (-0.1%)		(586,492)
Total net assets (100.0%)		$544,088,906

Investments in Securities Legend

(a)        Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)        Foreign security: The Fund held 0.4% of net assets in foreign securities at September 30, 2018.

(c)         Non-income producing security.

(d)        At September 30, 2018 the cost of investments for federal income tax purposes was $371,981,212. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$177,365,364
Gross unrealized depreciation	(4,671,178)
Net unrealized appreciation	$172,694,186

See accompanying notes to investments in securities.

SFT IvySM Small Cap Growth Fund

Investments in Securities

September 30, 2018

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.8%)
Consumer Discretionary (21.2%)
Auto Components (1.2%)
Visteon Corp. (b)	26,616	$2,472,626

Distributors (1.6%)
Pool Corp.	20,202	3,371,310

Diversified Consumer Services (1.9%)
Grand Canyon Education, Inc. (b)	35,600	4,015,680

Hotels, Restaurants & Leisure (5.9%)
Hilton Grand Vacations, Inc. (b)	79,600	2,634,760
PlayAGS, Inc. (b)	53,300	1,570,751
Texas Roadhouse, Inc.	61,100	4,233,619
Wingstop, Inc.	57,133	3,900,470
		12,339,600
Household Durables (0.9%)
Installed Building Products, Inc. (b)	48,346	1,885,494

Internet & Catalog Retail (0.7%)
Etsy, Inc. (b)	21,100	1,084,118
Farfetch, Ltd. Class A (b)(c)	10,805	294,220
		1,378,338
Media (1.1%)
Nexstar Media Group, Inc. - Class A	29,700	2,417,580

Multiline Retail (1.6%)
Ollie’s Bargain Outlet Holdings, Inc. (b)	35,600	3,421,160

Specialty Retail (6.3%)
At Home Group, Inc. (b)	71,700	2,260,701
Burlington Stores, Inc. (b)	8,500	1,384,820
Caleres, Inc.	12,032	431,468
Carvana Co. (b)	22,900	1,353,161
Five Below, Inc. (b)	18,600	2,419,116
The Children’s Place, Inc.	16,900	2,159,820
Urban Outfitters, Inc. (b)	80,000	3,272,000
		13,281,086
Consumer Staples (1.0%)
Food & Staples Retailing (1.0%)
Sprouts Farmers Market, Inc. (b)	80,000	2,192,800

Energy (3.7%)
Energy Equipment & Services (0.2%)
Keane Group, Inc. (b)	24,600	304,302

Oil, Gas & Consumable Fuels (3.5%)
Centennial Resource Development, Inc. - Class A (b)	113,172	2,472,808
Magnolia Oil & Gas Corp. (b)	28,612	429,466
Matador Resources Co. (b)	50,100	1,655,805
PDC Energy, Inc. (b)	23,700	1,160,352
WildHorse Resource Development Corp. (b)	69,500	1,642,980
		7,361,411
Financial (6.0%)
Capital Markets (2.4%)
Evercore, Inc.	28,200	2,835,510
LPL Financial Holdings, Inc.	34,600	2,232,046
		5,067,556
Commercial Banks (3.6%)
Ameris Bancorp	36,000	1,645,200
Heritage Financial Corp.	38,600	1,356,790
Seacoast Banking Corp. of Florida (b)	48,470	1,415,324

See accompanying notes to investments in securities.

Western Alliance Bancorp (b)	54,300	$3,089,127
		7,506,441
Health Care (23.7%)
Biotechnology (0.4%)
Immunomedics, Inc. (b)	40,030	833,825

Health Care Equipment & Supplies (11.5%)
Inogen, Inc. (b)	11,055	2,698,746
Insulet Corp. (b)	15,000	1,589,250
iRhythm Technologies, Inc. (b)	27,600	2,612,616
K2M Group Holdings, Inc. (b)	125,114	3,424,370
Merit Medical Systems, Inc. (b)	47,884	2,942,472
Novocure, Ltd. (b)(c)	61,700	3,233,080
Penumbra, Inc. (b)	17,911	2,681,277
Sientra, Inc. (b)	71,691	1,711,981
Tactile Systems Technology, Inc. (b)	44,600	3,168,830
		24,062,622
Health Care Providers & Services (10.2%)
Acadia Healthcare Co., Inc. (b)	60,546	2,131,219
AMN Healthcare Services, Inc. (b)	110,395	6,038,607
HealthEquity, Inc. (b)	38,507	3,635,446
LHC Group, Inc. (b)	32,900	3,388,371
Teladoc Health, Inc. (b)	71,364	6,162,281
		21,355,924
Health Care Technology (0.4%)
Evolent Health, Inc. Class A (b)	29,300	832,120

Pharmaceuticals (1.2%)
Aerie Pharmaceuticals, Inc. (b)	30,061	1,850,255
Optinose, Inc. (b)	56,981	708,274
		2,558,529
Industrials (15.3%)
Aerospace & Defense (3.4%)
Hexcel Corp.	36,700	2,460,735
Mercury Systems, Inc. (b)	84,600	4,680,072
		7,140,807
Air Freight & Logistics (0.6%)
Air Transport Services Group, Inc. (b)	55,870	1,199,529

Commercial Services & Supplies (2.6%)
Healthcare Services Group, Inc.	71,900	2,920,578
The Brink’s Co.	35,690	2,489,377
		5,409,955
Electrical Equipment (1.6%)
Woodward, Inc.	40,900	3,307,174

Machinery (5.2%)
Crane Co.	5,400	531,090
John Bean Technologies Corp.	35,900	4,282,870
RBC Bearings, Inc. (b)	20,523	3,085,838
The Timken Co.	61,398	3,060,690
		10,960,488
Road & Rail (1.2%)
Knight-Swift Transportation Holdings, Inc.	71,400	2,461,872

Trading Companies & Distributors (0.7%)
Watsco, Inc.	8,906	1,586,159

Information Technology (26.6%)
Communications Equipment (0.6%)
Viavi Solutions, Inc. (b)	117,256	1,329,683

Interactive Media & Services (7.6%)
Apptio, Inc. Class A (b)	44,800	1,655,808
Criteo SA ADR (b)(c)	19,300	442,742
Envestnet, Inc. (b)	33,700	2,054,015
Five9, Inc. (b)	67,600	2,953,444

See accompanying notes to investments in securities.

Mimecast, Ltd. (b)(c)	58,900	$2,466,732
New Relic, Inc. (b)	26,000	2,449,980
Q2 Holdings, Inc. (b)	47,394	2,869,707
SendGrid, Inc. (b)	30,000	1,103,700
		15,996,128
IT Services (3.3%)
Booz Allen Hamilton Holding Corp.	73,435	3,644,579
InterXion Holding NV (b)(c)	47,800	3,216,940
		6,861,519
Semiconductors & Semiconductor Equipment (2.9%)
Integrated Device Technology, Inc. (b)	57,800	2,717,178
Monolithic Power Systems, Inc.	26,300	3,301,439
		6,018,617
Software (12.1%)
Globant SA (b)(c)	40,700	2,400,893
HubSpot, Inc. (b)	25,400	3,834,130
Paycom Software, Inc. (b)	27,155	4,220,159
Pluralsight, Inc. Class A (b)	32,747	1,047,904
Proofpoint, Inc. (b)	45,744	4,863,959
SVMK, Inc. (b)	10,643	170,607
The Ultimate Software Group, Inc. (b)	3,822	1,231,410
Varonis Systems, Inc. (b)	50,200	3,677,150
Zendesk, Inc. (b)	47,900	3,400,900
Zscaler, Inc. (b)	12,856	524,268
		25,371,380
Technology Hardware & Equipment (0.1%)
USA Technologies, Inc. (b)	37,400	269,280

Real Estate (0.3%)
Real Estate Services (0.3%)
RE/MAX Holdings, Inc. - Class A	15,300	678,555
Total common stocks (cost: $146,264,536)		205,249,550

Short-Term Securities (2.4%)
Investment Companies (2.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.970%	4,995,089	4,995,089
Total short-term securities (cost: $4,995,089)		4,995,089
Total investments in securities (cost: $151,259,625) (d)		210,244,639
Liabilities in excess of cash and other assets (-0.2%)		(392,344)
Total net assets (100.0%)		$209,852,295

Investments in Securities Legend

(a)        Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)        Non-income producing security.

(c)         Foreign security: The Fund held 5.7% of net assets in foreign securities at September 30, 2018.

(d)        At September 30, 2018 the cost of investments for federal income tax purposes was $151,303,698. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$62,289,253
Gross unrealized depreciation	(3,348,312)
Net unrealized appreciation	$58,940,941

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities

September 30, 2018

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.6%)
Communication Services (4.0%)
Diversified Telecommunication Services (3.2%)
AT&T, Inc.	83,848	$2,815,616
Verizon Communications, Inc.	74,305	3,967,144
		6,782,760
Electric Utilities (0.8%)
Evergy, Inc.	28,737	1,578,236

Consumer Discretionary (6.5%)
Auto Components (0.7%)
Magna International, Inc. (b)	28,402	1,491,957

Hotels, Restaurants & Leisure (1.8%)
Carnival Corp. (b)	5,400	344,358
Las Vegas Sands Corp.	20,373	1,208,730
McDonald’s Corp.	4,900	819,721
MGM Resorts International	36,800	1,027,088
Norwegian Cruise Line Holdings, Ltd. (b) (c)	5,847	335,793
		3,735,690
Internet & Catalog Retail (0.7%)
Booking Holdings, Inc. (c)	729	1,446,336

Media (1.9%)
Charter Communications, Inc. - Class A (c)	1,451	472,852
Comcast Corp. - Class A	53,435	1,892,133
Twenty-First Century Fox, Inc. - Class B	36,000	1,649,520
		4,014,505
Multiline Retail (0.7%)
Dollar Tree, Inc. (c)	19,100	1,557,605

Specialty Retail (0.7%)
Ross Stores, Inc.	14,186	1,405,833

Consumer Staples (8.7%)
Food & Staples Retailing (1.2%)
CVS Health Corp.	31,800	2,503,296

Food Products (4.9%)
Bunge, Ltd. (b)	12,674	870,830
Conagra Brands, Inc.	31,500	1,070,055
The Kraft Heinz Co.	11,279	621,586
Tyson Foods, Inc. - Class A	127,680	7,600,790
		10,163,261
Household Products (1.2%)
Kimberly-Clark Corp.	22,200	2,522,808

Tobacco (1.4%)
Philip Morris International, Inc.	35,920	2,928,917

Energy (10.1%)
Oil, Gas & Consumable Fuels (10.1%)
Andeavor	7,635	1,171,973
BP PLC ADR (b)	43,900	2,023,790
Cabot Oil & Gas Corp.	28,245	636,077
Concho Resources, Inc. (c)	8,690	1,327,398
Diamondback Energy, Inc.	1,500	202,785
Encana Corp. (b)	27,422	359,502
EOG Resources, Inc.	8,563	1,092,382
Exxon Mobil Corp.	28,000	2,380,560
Occidental Petroleum Corp.	5,400	443,718
Phillips 66	15,740	1,774,213
TOTAL SA ADR (b)	93,047	5,991,296
TransCanada Corp. (b)	66,167	2,677,117

See accompanying notes to investments in securities.

Valero Energy Corp.	9,112	$1,036,490
		21,117,301
Financial (20.7%)
Capital Markets (4.1%)
Ameriprise Financial, Inc.	3,400	502,044
Intercontinental Exchange, Inc.	25,788	1,931,263
Morgan Stanley	27,420	1,276,949
State Street Corp.	24,425	2,046,327
The Charles Schwab Corp.	55,978	2,751,319
		8,507,902
Commercial Banks (10.8%)
Citigroup, Inc.	34,232	2,455,804
First Republic Bank	9,368	899,328
JPMorgan Chase & Co.	68,699	7,751,995
The PNC Financial Services Group, Inc.	21,097	2,873,201
US Bancorp	46,294	2,444,786
Wells Fargo & Co.	118,738	6,240,869
		22,665,983
Consumer Finance (0.5%)
Synchrony Financial	32,700	1,016,316

Diversified Financial Services (0.2%)
AXA Equitable Holdings, Inc.	20,612	442,127

Insurance (5.1%)
American International Group, Inc.	42,879	2,282,878
Chubb, Ltd. (b)	22,878	3,057,416
Marsh & McLennan Cos., Inc.	24,399	2,018,285
MetLife, Inc.	44,874	2,096,513
Prudential Financial, Inc.	3,100	314,092
Willis Towers Watson PLC (b)	6,159	868,050
		10,637,234
Health Care (17.3%)
Biotechnology (0.8%)
Alexion Pharmaceuticals, Inc. (c)	4,394	610,810
Celgene Corp. (c)	9,200	823,308
Gilead Sciences, Inc.	2,737	211,324
		1,645,442
Health Care Equipment & Supplies (6.6%)
Becton Dickinson and Co.	10,661	2,782,521
Boston Scientific Corp. (c)	27,400	1,054,900
Danaher Corp.	16,998	1,847,003
Hologic, Inc. (c)	21,025	861,604
Medtronic PLC (b)	37,748	3,713,271
Stryker Corp.	12,040	2,139,267
The Cooper Cos., Inc.	2,760	764,934
Zimmer Biomet Holdings, Inc.	4,900	644,203
		13,807,703
Health Care Providers & Services (2.4%)
Anthem, Inc.	4,196	1,149,914
Cigna Corp.	6,869	1,430,469
Express Scripts Holding Co. (c)	11,500	1,092,615
UnitedHealth Group, Inc.	4,800	1,276,992
		4,949,990
Life Sciences Tools & Services (1.5%)
Agilent Technologies, Inc.	17,546	1,237,695
Thermo Fisher Scientific, Inc.	7,722	1,884,786
		3,122,481
Pharmaceuticals (6.0%)
Johnson & Johnson	6,500	898,105
Merck & Co., Inc.	60,009	4,257,038

See accompanying notes to investments in securities.

Pfizer, Inc.	167,624	$7,387,190
		12,542,333
Industrials (8.5%)
Aerospace & Defense (2.9%)
Northrop Grumman Corp.	10,773	3,419,027
The Boeing Co.	6,966	2,590,656
		6,009,683
Air Freight & Logistics (0.5%)
FedEx Corp.	4,800	1,155,792

Airlines (1.5%)
American Airlines Group, Inc.	22,866	945,052
Delta Air Lines, Inc.	7,600	439,508
Southwest Airlines Co.	28,992	1,810,550
		3,195,110
Building Products (0.6%)
Johnson Controls International PLC (b)	33,456	1,170,960

Commercial Services & Supplies (0.0%)
Republic Services, Inc.	785	57,038

Industrial Conglomerates (1.2%)
Honeywell International, Inc.	10,474	1,742,873
Roper Technologies, Inc.	2,346	694,909
		2,437,782
Machinery (0.7%)
Illinois Tool Works, Inc.	1,600	225,792
PACCAR, Inc.	8,675	591,548
Stanley Black & Decker, Inc.	5,067	742,012
		1,559,352
Professional Services (0.7%)
Nielsen Holdings PLC (b)	53,154	1,470,240

Road & Rail (0.4%)
Kansas City Southern	6,783	768,378

Information Technology (12.4%)
Communications Equipment (1.6%)
Cisco Systems, Inc.	61,815	3,007,299
Harris Corp.	2,075	351,111
		3,358,410
Electronic Equipment, Instruments & Components (2.4%)
Corning, Inc.	60,058	2,120,048
Keysight Technologies, Inc. (c)	30,819	2,042,683
TE Connectivity, Ltd. (b)	11,100	976,023
		5,138,754
Internet Software & Services (0.5%)
Facebook, Inc. - Class A (c)	5,894	969,327

Semiconductors & Semiconductor Equipment (3.3%)
Broadcom, Inc.	1,312	323,710
Lam Research Corp.	4,779	724,974
Maxim Integrated Products, Inc.	13,016	733,972
Micron Technology, Inc. (c)	13,000	587,990
NXP Semiconductor NV (b)	13,800	1,179,900
QUALCOMM, Inc.	24,263	1,747,664
Texas Instruments, Inc.	15,035	1,613,105
		6,911,315
Software (4.6%)
Microsoft Corp.	70,400	8,051,648

See accompanying notes to investments in securities.

Synopsys, Inc. (c)	16,065	$1,584,170
		9,635,818
Materials (2.6%)
Chemicals (1.2%)
CF Industries Holdings, Inc.	3,784	206,001
DowDuPont, Inc.	33,843	2,176,443
		2,382,444
Containers & Packaging (1.4%)
International Paper Co.	60,591	2,978,048

Real Estate (0.8%)
Industrial REITs (0.3%)
ProLogis, Inc.	8,500	576,215

Specialized REITs (0.5%)
Crown Castle International Corp.	9,882	1,100,163

Utilities (7.0%)
Electric Utilities (4.8%)
Duke Energy Corp.	15,929	1,274,639
Entergy Corp.	22,659	1,838,325
NextEra Energy, Inc.	22,709	3,806,028
PG&E Corp. (c)	17,444	802,598
The Southern Co.	51,562	2,248,103
		9,969,693
Multi-Utilities (2.2%)
DTE Energy Co.	5,829	636,119
NiSource, Inc.	42,408	1,056,807
Sempra Energy	26,153	2,974,904
		4,667,830
Total common stocks (cost: $195,728,031)		206,098,368

Preferred Stocks (1.1%)
Health Care (0.2%)
Becton Dickinson and Co., 6.125%	7,299	477,063

Industrials (0.2%)
Fortive Corp., 5.000%	316	340,904

Utilities (0.7%)
NextEra Energy, Inc., 6.123%	14,237	810,797
Sempra Energy Series A, 6.000%	4,348	438,452
Sempra Energy Series B, 6.750%	2,130	213,724
		1,462,973
Total preferred stocks (cost: $2,036,982)		2,280,940

Short-Term Securities (0.8%)
Investment Companies (0.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.970%	499,986	499,986
T. Rowe Price Reserve Investment Fund, current rate 2.150%	1,200,764	1,200,764
Total short-term securities (cost: $1,700,750)		1,700,750
Total investments in securities (cost: $199,465,763) (d)		210,080,058
Liabilities in excess of cash and other assets (-0.5%)		(1,040,043)
Total net assets (100.0%)		$209,040,015

Investments in Securities Legend

(a)        Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)        Foreign security: The Fund held 12.7% of net assets in foreign securities at September 30, 2018.

(c)         Non-income producing security.

(d)        At September 30, 2018 the cost of investments for federal income tax purposes was $201,661,024. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$13,429,744
Gross unrealized depreciation	(5,010,710)
Net unrealized appreciation	$8,419,034

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund

Investments in Securities

September 30, 2018

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (100.1%)
Communication Services (1.7%)
Diversified Communication Services (1.7%)
Verizon Communications, Inc.	38,221	$2,040,619

Consumer Discretionary (11.8%)
Hotels & Resort REITs (0.8%)
Hilton Worldwide Holdings, Inc.	12,280	991,978

Hotels, Restaurants & Leisure (2.5%)
Aramark	29,505	1,269,305
McDonald’s Corp.	10,778	1,803,052
		3,072,357
Internet & Catalog Retail (1.3%)
Booking Holdings, Inc. (b)	810	1,607,040

Media (1.5%)
Comcast Corp. - Class A	53,100	1,880,271

Multiline Retail (1.2%)
Dollar Tree, Inc. (b)	17,452	1,423,211

Specialty Retail (1.6%)
The TJX Cos., Inc.	17,017	1,906,244

Textiles, Apparel & Luxury Goods (2.9%)
NIKE, Inc. - Class B	25,501	2,160,445
VF Corp.	14,254	1,332,036
		3,492,481
Consumer Staples (7.0%)
Beverages (1.5%)
Constellation Brands, Inc. - Class A	2,761	595,327
Monster Beverage Corp. (b)	21,340	1,243,695
		1,839,022
Food & Staples Retailing (3.3%)
Costco Wholesale Corp.	8,542	2,006,345
Walmart, Inc.	22,254	2,089,873
		4,096,218
Household Products (1.4%)
Colgate-Palmolive Co.	24,945	1,670,068

Personal Care (0.8%)
The Estee Lauder Cos., Inc. - Class A	6,486	942,545

Energy (2.9%)
Oil, Gas & Consumable Fuels (2.9%)
Continental Resources, Inc. (b)	20,107	1,372,906
EOG Resources, Inc.	16,675	2,127,230
		3,500,136
Financial (14.4%)
Commercial Banks (8.4%)
Bank of America Corp.	111,407	3,282,050
Fifth Third Bancorp	36,233	1,011,626
JPMorgan Chase & Co.	30,312	3,420,406
The PNC Financial Services Group, Inc.	18,877	2,570,859
		10,284,941
Consumer Finance (2.2%)
American Express Co.	11,809	1,257,540
Capital One Financial Corp.	15,149	1,438,095
		2,695,635
Insurance (3.8%)
Athene Holding, Ltd. - Class A (b)(c)	17,559	907,098
Chubb, Ltd. (c)	15,550	2,078,102

See accompanying notes to investments in securities.

The Allstate Corp.	16,619	$1,640,295
		4,625,495
Health Care (18.2%)
Health Care Equipment & Supplies (6.5%)
Abbott Laboratories	22,336	1,638,569
Baxter International, Inc.	26,468	2,040,418
Danaher Corp.	10,811	1,174,723
Hologic, Inc. (b)	26,666	1,092,773
Medtronic PLC (c)	19,843	1,951,956
		7,898,439
Health Care Providers & Services (5.1%)
Anthem, Inc.	6,596	1,807,634
Laboratory Corp. of America Holdings (b)	7,840	1,361,651
UnitedHealth Group, Inc.	11,293	3,004,390
		6,173,675
Life Sciences Tools & Services (1.4%)
Thermo Fisher Scientific, Inc.	7,023	1,714,174

Pharmaceuticals (5.2%)
Allergan PLC (c)	6,412	1,221,358
Bristol-Myers Squibb Co.	20,493	1,272,205
Eli Lilly & Co.	19,149	2,054,879
Merck & Co., Inc.	25,362	1,799,180
		6,347,622
Industrials (11.6%)
Aerospace & Defense (3.0%)
General Dynamics Corp.	5,714	1,169,770
The Boeing Co.	6,594	2,452,309
		3,622,079
Air Freight & Logistics (1.2%)
FedEx Corp.	6,222	1,498,195

Building Products (0.8%)
Fortune Brands Home & Security, Inc.	18,342	960,387

Commercial Services & Supplies (1.0%)
Republic Services, Inc.	17,126	1,244,375

Electrical Equipment (1.1%)
AMETEK, Inc.	16,816	1,330,482

Machinery (2.1%)
Illinois Tool Works, Inc.	8,737	1,232,966
Snap-On, Inc.	6,824	1,252,886
		2,485,852
Professional Services (1.4%)
Equifax, Inc.	6,126	799,872
IHS Markit, Ltd. (b)(c)	17,208	928,543
		1,728,415
Road & Rail (1.0%)
Norfolk Southern Corp.	6,977	1,259,349

Information Technology (25.7%)
Communications Equipment (1.2%)
Motorola Solutions, Inc.	11,612	1,511,186

Computers & Peripherals (3.4%)
Apple, Inc.	12,979	2,929,879
NetApp, Inc.	14,555	1,250,129
		4,180,008
Electronic Equipment, Instruments & Components (0.8%)
CDW Corp.	10,269	913,119

Interactive Media & Services (7.1%)
Alphabet, Inc. - Class A (b)	2,906	3,507,774
Alphabet, Inc. - Class C (b)	721	860,492

See accompanying notes to investments in securities.

eBay, Inc. (b)	25,845	$853,402
Facebook, Inc. - Class A (b)	8,560	1,407,778
GoDaddy, Inc. - Class A (b)	23,607	1,968,588
		8,598,034
IT Services (5.3%)
Leidos Holdings, Inc.	20,012	1,384,030
Mastercard, Inc. - Class A	17,807	3,964,016
Total System Services, Inc.	11,551	1,140,546
		6,488,592
Semiconductors & Semiconductor Equipment (2.0%)
Micron Technology, Inc. (b)	20,780	939,879
ON Semiconductor Corp. (b)	33,736	621,754
Teradyne, Inc.	22,066	816,001
		2,377,634
Software (5.9%)
Microsoft Corp.	30,638	3,504,068
Salesforce.com, Inc. (b)	10,101	1,606,362
SS&C Technologies Holdings, Inc.	19,549	1,110,970
Workday, Inc. - Class A (b)	6,959	1,015,875
		7,237,275
Materials (2.2%)
Chemicals (2.2%)
DowDuPont, Inc.	17,206	1,106,518
Ecolab, Inc.	10,359	1,624,084
		2,730,602
Utilities (4.6%)
Electric Utilities (4.6%)
American Electric Power Co., Inc.	25,615	1,815,591
NextEra Energy, Inc.	14,789	2,478,637
Pinnacle West Capital Corp.	16,561	1,311,300
		5,605,528
Total common stocks (cost: $102,785,712)		121,973,283

Short-Term Securities (0.0%)
Investment Companies (0.0%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.970%	35,841	35,841
Total short-term securities (cost: $35,841)		35,841
Total investments in securities (cost: $102,821,553) (d)		122,009,124
Liabilities in excess of cash and other assets (-0.1%)		(142,415)
Total net assets (100.0%)		$121,866,709

Investments in Securities Legend

(a)        Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)        Non-income producing security.

(c)         Foreign security: The Fund held 5.8% of net assets in foreign securities at September 30, 2018.

(d)        At September 30, 2018 the cost of investments for federal income tax purposes was $102,884,723. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$21,139,520
Gross unrealized depreciation	(2,015,119)
Net unrealized appreciation	$19,124,401

See accompanying notes to investments in securities.

Securian Funds Trust

Notes to Financial Statements

September 30, 2018

(Unaudited)

(1)              Organization

Securian Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified open-end management investment company, except that SFT International Bond Fund operates as a non-diversified, open-end management investment company. The Trust is a series trust that includes the Funds and share classes listed below:

Fund Name	Share Class 1	Share Class 2
SFT Core Bond Fund (formerly SFT Advantus Bond Fund)	✓	✓
SFT Dynamic Managed Volatility Fund (formerly SFT Advantus Dynamic Managed Volatility Fund)	NA	✓
SFT Government Money Market Fund (formerly SFT Advantus Government Money Market Fund)	NA	✓
SFT Index 400 Mid-Cap Fund (formerly SFT Advantus Index 400 Mid-Cap Fund)	✓	✓
SFT Index 500 Fund (formerly SFT Advantus Index 500 Mid-Cap Fund)	✓	✓
SFT International Bond Fund (formerly SFT Advantus International Bond Fund)	✓	✓
SFT Managed Volatility Equity Fund (formerly SFT Advantus Managed Volatility Equity Fund)	NA	✓
SFT Mortgage Securities Fund (formerly SFT Advantus Mortgage Securities Fund)	✓	✓
SFT Real Estate Securities Fund (formerly SFT Advantus Real Estate Securities Fund)	✓	✓
SFT IvySM Growth Fund	NA	✓
SFT IvySM Small Cap Growth Fund	NA	✓
SFT T. Rowe Price Value Fund	NA	✓
SFT Wellington Core Equity Fund	✓	✓

Securian Asset Management, Inc. (Securian AM), (formerly Advantus Capital Management, Inc.) a wholly-owned subsidiary of Securian Financial Group, Inc. (“Securian Financial Group”), serves as the investment adviser to each of the Funds in the Trust pursuant to an investment advisory agreement between Securian AM and the Trust. The Trust’s prospectus provides a detailed description of each Fund’s investment objective, policies and strategies.

Class 2 shares are subject to a 12b-1 distribution fee. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that Class 1 shares are not subject to a 12b-1 distribution fee. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Trust are not offered directly to the public, but sold only to Minnesota Life Insurance Company (“Minnesota Life”) and Securian Life Insurance Company (“Securian Life”) in connection with Minnesota Life and Securian Life variable life insurance policies and variable annuity contracts, and to certain other separate accounts of life insurance affiliates of Minnesota Life and Securian Life, and may also be offered to certain qualified plans.

(2)              Summary of Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, “Financial Services — Investment Companies.” The significant accounting policies followed consistently by the Trust are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

(2)              Summary of Significant Accounting Policies – (continued)

Investments in Securities

Each Fund’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Securian AM Valuation Committee (“the Valuation Committee “) under the supervision of the Trust’s Board of Trustees (“the Board “) and in accordance with Board-approved valuation policies and procedures. The Board has delegated the daily oversight of the securities valuation function to the Valuation Committee whose members ensure the valuations comply with the valuation policies and affirms the reasonableness of the fair valuation determinations. The fair valued securities are reviewed by the Board at their quarterly meetings.

A Fund’s investments will also be valued at fair value by the Valuation Committee if Securian AM determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Fund’s net asset value is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in the SFT Government Money Market Fund, are valued at market value. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the SFT Government Money Market Fund are valued at amortized cost, which approximates market value, in order to attempt to maintain a constant net asset value of $1.00 per share. However, there is no assurance the SFT Government Money Market Fund will maintain at the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

The SFT International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward foreign currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. SFT International Bond Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by SFT International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. SFT International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward foreign currency exchange contracts are obtained from an independent pricing source.

(2)              Summary of Significant Accounting Policies – (continued)

Futures Transactions

To gain exposure to, or for protection from market changes, the Funds (excluding the SFT Government Money Market Fund) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Interest Rate Swaps

The SFT International Bond Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange interest rate cash flows during the life of the agreement. Each party’s payment obligation is computed based on different interest rates, applied to a notional amount. Interest rate swaps often exchange payments based on a fixed rate for payments linked to a floating rate (i.e. LIBOR).

These agreements are executed on a registered exchange (“centrally cleared interest rate swaps”), significantly reducing risk from counterparty default. Upon entering into an interest rate swap contract, a Fund is required to pledge an initial margin, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation and depreciation until the payments are made.

Options Transactions

Each Fund (excluding the SFT Government Money Market Fund) may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. An option is a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government agencies securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities. Repurchase agreements are carried at amortized cost. At September 30, 2018, no Funds were invested in repurchase agreements.

(2)              Summary of Significant Accounting Policies – (continued)

Securities Purchased on a When-Issued or Forward Commitment Basis

Delivery and payment for securities which have been purchased by a Fund on a when-issued or forward commitment basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of September 30, 2018, the SFT Core Bond Fund and SFT Mortgage Securities Fund had entered into outstanding, when-issued or forward commitments at fair value of $4,325,665 and $8,221,498, respectively. The Funds have segregated assets to cover such when-issued and forward commitments.

Cross-Trades

The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trust as well as outside of the Trust, where both accounts are managed by the same sub-adviser pursuant to “Cross-Trading” procedures adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by a respective Fund from and to another fund that is or could be considered an affiliate of the Funds under certain limited circumstances by virtue of having a common investment adviser, common officer, or common trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the period ended September 30, 2018, the Funds engaged in the following cross-trades:

	Purchases	Sales	Net Realized Gains (Losses)
SFT T. Rowe Price Value Fund	$61,859	$292,362	$(13,488)

(3)              Illiquid Securities

Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for the SFT Government Money Market Fund which limits its investment in illiquid securities to 5% of net assets. At September 30, 2018, the SFT Core Bond Fund, SFT Dynamic Managed Volatility Fund, and SFT Mortgage Securities Fund held illiquid securities of $12,253,335, $3,550,159, and $2,759,053, respectively, which represent 3.3%, 0.8%, and 3.4% of net assets, respectively. Pursuant to guidelines adopted by the Trust’s Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

(4)              Fair Value Measurement

The Trust has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust’s estimates about the assumptions market participants would use in valuing the financial asset and liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor’s own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swaps, and written options.

The following is a summary of the levels used for the period ended September 30, 2018, in valuing the Fund’s assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at September 30, 2018 using
Fund	Level 1	Level 2	Level 3	Total
SFT Core Bond Fund
Assets
Government Obligations	$—	$111,810,516	$—	$111,810,516
Asset-Backed Securities	—	47,215,638	—	47,215,638
Other Mortgage-Backed Securities	—	40,704,858	—	40,704,858
Corporate Obligations	—	166,565,843	—	166,565,843
Investment Companies	5,506,888	—	—	5,506,888
Total Investments	5,506,888	366,296,855	—	371,803,743

Other Financial Instruments*
Futures Contracts	941,879	—	—	941,879

Liabilities
Other Financial Instruments*
Futures Contracts	(1,277,079)	—	—	(1,277,079)

SFT Dynamic Managed Volatility Fund
Assets
Government Obligations	—	1,717,420	—	1,717,420
Asset-Backed Securities	—	990,663	—	990,663
Other Mortgage-Backed Securities	—	998,708	—	998,708
Corporate Obligations	—	145,641,721	—	145,641,721
Purchased Options	72,750	—	—	72,750
Investment Companies	274,301,667	—	—	274,301,667
Total Investments	274,374,417	149,348,512	—	423,722,929

Other Financial Instruments*
Futures Contracts	1,627,324	—	—	1,627,324

SFT Government Money Market Fund
Assets
U.S. Government Obligations	—	67,132,086	—	67,132,086
Investment Companies	602,324	—	—	602,324
Total Investments	602,324	67,132,086	—	67,734,410

SFT Index 400 Mid-Cap Fund
Assets
Common Stocks	221,909,196	—	—	221,909,196
Investment Companies	8,194,473	—	—	8,194,473
Total Investments	230,103,669	—	—	230,103,669

Liabilities
Other Financial Instruments*
Futures Contracts	(70,113)	—	—	(70,113)

SFT Index 500 Fund
Assets
Common Stocks	913,159,461	—	—	913,159,461
Investment Companies	19,389,499	—	—	19,389,499
Total Investments	932,548,960	—	—	932,548,960

Liabilities
Other Financial Instruments*
Futures Contracts	(58,180)	—	—	(58,180)

SFT International Bond Fund
Assets
Long-Term Debt Securities	—	44,136,262	—	44,136,262
Short-Term Debt Securities	—	68,712,895	—	68,712,895
Total Investments	—	112,849,157	—	112,849,157

Other Financial Instruments*
Forward Foreign Currency Contracts	—	1,685,256	—	1,685,256
Interest Rate Swap Contracts	—	1,254,372	—	1,254,372

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(655,320)	—	(655,320)
Interest Rate Swap Contracts	—	(95,706)	—	(95,706)

SFT Managed Volatility Equity Fund
Assets
Investment Companies	307,987,358	—	—	307,987,358
Purchased Options	52,050	—	—	52,050
Total Investments	308,039,408	—	—	308,039,408

Other Financial Instruments*
Futures Contracts	252,928			252,928

SFT Mortgage Securities Fund
Assets
Government Obligations	—	58,402,256	—	58,402,256
Asset-Backed Securities	—	9,148,529	—	9,148,529
Other Mortgage-Backed Securities	—	12,616,591	—	12,616,591
Corporate Obligations	—	814,674	—	814,674
Investment Companies	9,225,732	—	—	9,225,732
Total Investments	9,225,732	80,982,050	—	90,207,782

Other Financial Instruments*
Futures Contracts	56,923	—	—	56,923

Liabilities
Other Financial Instruments*
Futures Contracts	(105,742)	—	—	(105,742)

SFT Real Estate Securities Fund
Assets
Common Stocks	130,152,040	—	—	130,152,040
Investment Companies	1,469,758	—	—	1,469,758
Total Investments	131,621,798	—	—	131,621,798

SFT IvySM Growth Fund
Assets
Common Stocks	534,500,779	—	—	534,500,779
Investment Companies	10,174,619	—	—	10,174,619
Total Investments	544,675,398	—	—	544,675,398

SFT IvySM Small Cap Growth Fund
Assets
Common Stocks	205,249,550	—	—	205,249,550
Investment Companies	4,995,089	—	—	4,995,089
Total Investments	210,244,639	—	—	210,244,639

SFT T. Rowe Price Value Fund
Assets
Common Stocks	206,098,368	—	—	206,098,368
Preferred Stocks	2,280,940	—	—	2,280,940
Investment Companies	1,700,750	—	—	1,700,750
Total Investments	210,080,058	—	—	210,080,058

SFT Wellington Core Equity Fund
Assets
Common Stocks	121,973,283	—	—	121,973,283
Investment Companies	35,841	—	—	35,841
Total Investments	122,009,124	—	—	122,009,124

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted

(4)              Fair Value Measurement — (continued)

average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities — These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Forward Foreign Currency and Interest Rate Swap Contracts — These derivatives are traded in the over-the-counter derivative market and are principally valued using market price quotations or industry recognized modeling techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

The Funds’ policy is to recognize transfers between the levels as of the end of the period. There were no transfers of financial assets between Levels 1 and 2 during the period.

(5)              Derivative Instruments Reporting

The Trust provides, when applicable, disclosures of the location, by line item, of fair value amounts in the statement of financial position and the location, by line item, of amounts of gains and losses reported in the statement of financial performance. Generally, the derivative instruments outstanding as of period end are disclosed in the Investments in Securities. The volume of derivative activity is indicative for all Funds as of the period ended September 30, 2018.

Equity derivatives were purchased or sold to manage the SFT Index 400 Mid-Cap and SFT Index 500 Funds’ shareholder liquidity and to attempt to replicate intended stock investments to maintain fully invested Funds. Equity index options are utilized by the SFT Dynamic Managed Volatility Fund and the SFT Managed Volatility Equity Fund to manage the equity exposure while attempting to reduce the volatility and risk of the Funds.

Interest rate derivatives are used both to manage the average duration of a Fund’s fixed income portfolio, as well as to hedge against the effects of interest rate changes on a portfolio’s current or intended investments.

Foreign exchange derivatives were used to attempt to hedge against the effects of exchange rate changes within the SFT International Bond Fund’s current or intended investments in foreign securities, as well as, to more efficiently obtain exposure to foreign currencies or to take advantage of cross currency markets in order to benefit from valuation differentials and shifts in pricing within the currency markets.

(6)              Subsequent Events

In October 2018, proxy materials were distributed to shareholders of the SFT Mortgage Securities Fund (“Acquired Fund”) requesting approval of the reorganization of the Acquired Fund into the SFT Core Bond Fund. A special meeting of the Acquired Fund Shareholders to consider the reorganization is scheduled to take place on November 29, 2018. Subject to a favorable vote to approve the reorganization, and other conditions, it is anticipated that the reorganization will become effective as soon as practicable following shareholder approval.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q in accordance with Rule 30a-3(b) under the Investment Company Act of 1940, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)):

Exhibit 99.CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Securian Funds Trust

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President

Date:  November 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President
(Principal Executive Officer)

By (Signature and Title)	/s/ Gary M. Kleist
Gary M. Kleist, Treasurer
(Principal Financial Officer)

Date:  November 14, 2018